Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (99.4%)
Australia (5.0%)
ANZ Group Holdings Ltd. 28,743 $ 551,626
APA Group 7,760 41,726
ASX Ltd. 1,427 65,517
BlueScope Steel Ltd. 11,627 176,845
Brambles Ltd. 16,371 252,341
CAR Group Ltd. 1,497 36,868
Cochlear Ltd. 728 143,941
Coles Group Ltd. 18,394 252,289
Commonwealth Bank of Australia 14,214 1,728,326
Computershare Ltd. 3,389 88,973
Evolution Mining Ltd. 37,634 192,949
Fortescue Ltd. 28,050 282,086
Goodman Group 17,667 398,127
Insurance Australia Group Ltd. 25,178 149,635
Macquarie Group Ltd. 3,372 507,616
Medibank Pvt. Ltd. 28,325 94,143
National Australia Bank Ltd. 26,973 698,730
Northern Star Resources Ltd. 28,111 343,198
Pro Medicus Ltd. 473 88,747
Qantas Airways Ltd. 20,237 143,046
QBE Insurance Group Ltd. 15,061 231,851
REA Group Ltd. 444 70,276
Reece Ltd. 4,723 44,606
Scentre Group 29,880 70,009
SGH Ltd. 1,700 60,497
Sonic Healthcare Ltd. 3,094 54,553
South32 Ltd. 89,306 171,040
Stockland 25,501 89,959
Suncorp Group Ltd. 10,960 155,880
Technology One Ltd. 1,929 52,065
Telstra Group Ltd. 35,076 111,733
Transurban Group 36,177 332,862
Vicinity Ltd. 33,867 55,055
Wesfarmers Ltd. 11,094 618,803
Westpac Banking Corp. 29,560 658,743
WiseTech Global Ltd. 1,614 115,818
Woolworths Group Ltd. 11,878 243,203
9,373,682
Austria (0.3%)
ANDRITZ AG(a) 647 48,091
Erste Group Bank AG 2,228 189,749
Mondi plc 3,290 53,718
OMV AG 3,198 173,964
Verbund AG(a) 987 75,746
541,268
Belgium (0.7%)
Ackermans & van Haaren NV 167 42,688
Ageas SA/NV 180 12,160
Anheuser-Busch InBev SA/NV 8,071 553,701
D'ieteren Group 157 33,733
Elia Group SA/NV 543 62,524
Groupe Bruxelles Lambert NV 1,577 134,306
KBC Group NV 1,277 131,862
Lotus Bakeries NV 5 48,119
Sofina SA 49 16,162
Syensqo SA 607 46,819
Shares Value
UCB SA 961 $ 188,989
1,271,063
Brazil (0.0%)(b)
Yara International ASA 1,595 58,867
Canada (9.8%)
Agnico Eagle Mines Ltd. 6,999 833,867
Alimentation Couche-Tard, Inc.(a) 9,494 471,929
AltaGas Ltd.(a) 4,773 138,555
Bank of Montreal 6,405 709,806
Bank of Nova Scotia (The)(a) 11,552 638,785
Brookfield Asset Management Ltd., Class A 3,528 195,267
Brookfield Corp., Class A 11,721 725,424
CAE, Inc.(c) 4,566 133,820
Cameco Corp.(a) 8,818 654,866
Canadian Imperial Bank of Commerce 9,056 642,815
Canadian National Railway Co. 5,521 575,271
Canadian Pacific Kansas City Ltd. 9,342 742,146
Canadian Tire Corp. Ltd., Class A 566 77,056
CCL Industries, Inc., Class B 1,681 98,027
Celestica, Inc.(a)(c) 883 137,960
CGI, Inc. 2,646 277,881
Constellation Software, Inc. 205 751,684
Descartes Systems Group, Inc. (The)(c) 512 52,010
Dollarama, Inc. 2,828 398,464
Element Fleet Management Corp.(a) 621 15,555
Emera, Inc.(a) 956 43,793
Empire Co. Ltd., Class A 2,271 94,242
FirstService Corp. 57 9,947
Fortis, Inc. 3,919 187,122
George Weston Ltd. 297 59,566
Gildan Activewear, Inc. 1,244 61,298
Great-West Lifeco, Inc. 2,778 105,653
Hydro One Ltd.(a)(d) 5,202 187,452
iA Financial Corp., Inc. 436 47,799
IGM Financial, Inc. 387 12,226
Intact Financial Corp. 1,684 391,583
Ivanhoe Mines Ltd., Class A(a)(c) 12,802 96,174
Kinross Gold Corp. 26,998 421,896
Loblaw Cos. Ltd. 2,100 347,365
Magna International, Inc. 3,314 128,106
Manulife Financial Corp. 18,698 597,842
Metro, Inc., Class A 3,536 277,765
National Bank of Canada(a) 3,356 346,308
Nutrien Ltd. 4,834 281,680
Open Text Corp. 1,943 56,774
Power Corp. of Canada(a) 6,783 264,944
RB Global, Inc.(a) 1,915 203,446
Rogers Communications, Inc., Class B(a) 1,330 39,448
Royal Bank of Canada(a) 11,979 1,578,756
Saputo, Inc. 2,465 50,449
Shopify, Inc., Class A(c) 10,850 1,251,436
Stantec, Inc. 755 82,150
Sun Life Financial, Inc. 5,708 379,807
Teck Resources Ltd., Class B 13,172 532,684
TELUS Corp. 2,786 44,744
TFI International, Inc. 604 54,219
Thomson Reuters Corp. 1,790 359,959
TMX Group Ltd. 2,700 114,444

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Canada (cont’d)
Toromont Industries Ltd.(a) 915 $ 82,237
Toronto-Dominion Bank (The) 14,848 1,092,106
WSP Global, Inc. 1,362 277,821
18,434,429
Chile (0.2%)
Antofagasta plc 7,618 189,216
Lundin Mining Corp.(a) 17,298 181,904
371,120
China (0.7%)
BOC Hong Kong Holdings Ltd. 39,500 171,587
Chow Tai Fook Jewellery Group Ltd. 29,000 49,578
ESR Group Ltd.(d) 71,000 117,580
Lenovo Group Ltd. 46,000 55,200
Prosus NV 12,997 726,757
Wharf Holdings Ltd. (The)(a) 36,000 109,606
1,230,308
Denmark (1.8%)
AP Moller - Maersk A/S, Class B 37 68,786
Carlsberg A/S, Class B 562 79,627
Coloplast A/S, Class B 780 74,087
Danske Bank A/S 5,693 232,169
Demant A/S(c) 1,051 43,840
DSV A/S 1,334 320,560
Genmab A/S(c) 572 118,757
Jyske Bank A/S 161 16,294
Novo Nordisk A/S, Class B 26,411 1,833,081
Novonesis Novozymes B, Class B 3,699 265,201
Orsted A/S(c)(d) 1,106 47,497
Pandora A/S 884 155,202
ROCKWOOL A/S, Class B 2,301 107,680
Tryg A/S 334 8,627
Vestas Wind Systems A/S 6,536 98,054
3,469,462
Finland (0.9%)
Elisa OYJ 1,261 69,932
Fortum OYJ 3,733 69,873
Kesko OYJ, Class B 3,273 80,733
Kone OYJ, Class B 2,503 164,757
Metso OYJ 4,501 58,215
Neste OYJ 9,584 130,055
Nokia OYJ 47,605 247,072
Nordea Bank Abp 22,512 335,030
Orion OYJ, Class B 1,034 77,769
Sampo OYJ, Class A 12,414 133,509
Stora Enso OYJ, Class R 8,814 95,768
UPM-Kymmene OYJ 4,074 111,144
Valmet OYJ 2,688 83,180
Wartsila OYJ Abp 2,808 66,286
1,723,323
France (7.1%)
Accor SA 1,735 90,599
Air Liquide SA 5,335 1,100,643
Alstom SA(c) 2,032 47,393
Amundi SA(d) 124 10,035
Arkema SA 641 47,229
AXA SA 15,168 744,524
Shares Value
BioMerieux 364 $ 50,338
BNP Paribas SA 8,463 760,833
Bouygues SA 2,915 131,855
Bureau Veritas SA 2,949 100,531
Capgemini SE 1,184 202,300
Carrefour SA 2,902 40,918
Cie de Saint-Gobain SA 6,768 794,366
Cie Generale des Etablissements Michelin SCA 5,990 222,544
Covivio SA 851 53,680
Credit Agricole SA 9,226 174,591
Danone SA 6,699 547,326
Dassault Systemes SE 5,684 205,752
Edenred SE 1,383 42,829
Eiffage SA 739 103,808
Elis SA 1,952 55,966
Engie SA 16,590 389,378
EssilorLuxottica SA 2,583 708,632
Eurofins Scientific SE 1,705 121,388
Gecina SA 421 46,269
Getlink SE 3,941 76,087
Hermes International SCA 277 750,146
Ipsen SA 306 36,442
Kering SA 467 101,527
Legrand SA 2,336 312,317
L'Oreal SA 1,850 791,270
LVMH Moet Hennessy Louis Vuitton SE 1,933 1,012,344
Orange SA 15,880 241,586
Pernod Ricard SA 991 98,758
Publicis Groupe SA 2,244 252,913
Renault SA 1,271 58,584
Rexel SA 2,352 72,422
Safran SA 3,085 1,002,614
Sartorius Stedim Biotech 172 41,089
SCOR SE 2,086 68,851
SEB SA 398 37,553
Societe Generale SA 4,253 243,227
Sodexo SA 588 36,155
Teleperformance SE 170 16,485
Thales SA 897 263,733
Unibail-Rodamco-Westfield 680 64,994
Veolia Environnement SA 6,401 228,087
Vinci SA 4,566 672,853
13,273,764
Germany (7.8%)
adidas AG 1,392 324,580
Allianz SE 3,221 1,305,576
Bayerische Motoren Werke AG 2,530 224,887
Bechtle AG(a) 1,208 56,606
Beiersdorf AG 725 91,038
BioNTech SE ADR(c) 692 73,677
Brenntag SE 1,459 96,587
Carl Zeiss Meditec AG(a) 659 44,247
Commerzbank AG 9,330 294,320
Continental AG 1,051 91,738
CTS Eventim AG & Co. KGaA 914 113,479
Daimler Truck Holding AG 5,785 273,736
Deutsche Boerse AG 1,514 493,828
Deutsche Post AG 8,659 399,937
Deutsche Telekom AG 26,781 977,001

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
E.ON SE 16,717 $ 307,684
Evonik Industries AG 4,766 98,247
GEA Group AG 1,645 115,101
Hannover Rueck SE 495 155,800
HeidelbergCement AG 2,813 660,892
Henkel AG & Co. KGaA 1,674 121,271
Infineon Technologies AG 12,510 532,196
KION Group AG(a) 1,324 73,676
Knorr-Bremse AG 643 62,146
LEG Immobilien SE 542 48,107
Mercedes-Benz Group AG 5,651 330,766
Merck KGaA 946 122,578
MTU Aero Engines AG 500 222,161
Muenchener Rueckversicherungs-Gesellschaft
AG 1,162 753,649
Nemetschek SE 904 130,979
SAP SE 8,794 2,674,148
Scout24 SE(d) 641 88,418
Siemens AG 6,821 1,748,774
Siemens Energy AG(c) 6,743 778,882
Siemens Healthineers AG(d) 2,599 144,074
Symrise AG, Class A 1,365 143,328
Talanx AG 464 60,068
Volkswagen AG 1,471 158,895
Vonovia SE 5,807 204,595
Zalando SE(c)(d) 2,669 87,873
14,685,545
Hong Kong (1.3%)
AIA Group Ltd. 84,600 758,711
CK Infrastructure Holdings Ltd. 500 3,309
CLP Holdings Ltd. 14,000 117,886
Hang Seng Bank Ltd. 10,200 152,806
Hong Kong Exchanges & Clearing Ltd. 10,400 554,847
Hongkong Land Holdings Ltd. 1,900 10,963
Link REIT 32,000 170,804
Power Assets Holdings Ltd. 7,000 44,988
Prudential plc 17,179 215,198
Sino Land Co. Ltd. 66,000 70,204
Sun Hung Kai Properties Ltd. 6,000 68,829
Swire Pacific Ltd., Class A 2,500 21,417
Techtronic Industries Co. Ltd. 12,000 131,924
WH Group Ltd.(d) 84,000 80,790
Wharf Real Estate Investment Co. Ltd. 29,000 82,013
2,484,689
Ireland (0.6%)
AerCap Holdings NV 1,843 215,631
AIB Group plc 11,940 98,242
Bank of Ireland Group plc 11,718 166,812
Kerry Group plc, Class A 2,269 250,572
Kingspan Group plc 4,232 359,923
1,091,180
Israel (0.5%)
Bank Hapoalim BM 10,171 195,128
Check Point Software Technologies Ltd.(c) 1,279 282,979
Mizrahi Tefahot Bank Ltd. 1,131 73,703
Nice Ltd. ADR(a)(c) 775 130,906
Nova Ltd.(c) 441 121,363
Shares Value
Wix.com Ltd.(c) 646 $ 102,365
906,444
Italy (2.3%)
A2A SpA 18,409 49,550
Banca Monte dei Paschi di Siena SpA(a) 8,552 72,753
Banco BPM SpA(a) 5,573 65,069
BPER Banca SpA 5,267 47,872
Coca-Cola HBC AG 1,953 101,977
Enel SpA 76,904 729,785
FinecoBank Banca Fineco SpA 4,990 110,712
Generali 9,921 353,047
Hera SpA(a) 9,568 46,232
Infrastrutture Wireless Italiane SpA(d) 3,353 40,998
Intesa Sanpaolo SpA 134,514 775,062
Mediobanca Banca di Credito Finanziario SpA 3,488 81,085
Moncler SpA 1,916 109,214
Nexi SpA(d) 3,234 19,329
Poste Italiane SpA(a)(d) 4,563 98,040
PRADA SpA 6,700 41,566
Prysmian SpA 2,886 204,110
Recordati Industria Chimica e Farmaceutica
SpA 1,057 66,488
Reply SpA 233 40,236
Ryanair Holdings plc 1,701 48,129
Snam SpA(a) 24,058 145,720
Telecom Italia SpA(a)(c) 175,388 86,482
Terna - Rete Elettrica Nazionale(a) 16,461 169,199
UniCredit SpA 13,271 889,650
4,392,305
Japan (16.3%)
Advantest Corp. 7,100 525,332
Aeon Co. Ltd.(a) 7,400 227,131
AGC, Inc.(a) 5,600 164,378
Aisin Corp. 9,000 115,433
Ajinomoto Co., Inc. 11,600 314,881
ANA Holdings, Inc. 2,000 39,200
Asahi Group Holdings Ltd.(a) 18,300 244,945
Asahi Kasei Corp. 7,300 52,061
Asics Corp. 4,400 112,441
Astellas Pharma, Inc. 9,200 90,495
Bandai Namco Holdings, Inc. 3,700 132,861
Bridgestone Corp.(a) 4,100 167,980
Canon, Inc.(a) 9,300 270,530
Capcom Co. Ltd. 2,600 89,065
Central Japan Railway Co. 4,100 92,019
Chugai Pharmaceutical Co. Ltd. 6,700 350,109
Concordia Financial Group Ltd. 7,400 48,160
Dai Nippon Printing Co. Ltd. 8,000 121,662
Daifuku Co. Ltd. 2,700 69,785
Dai-ichi Life Holdings, Inc. 21,300 162,111
Daiichi Sankyo Co. Ltd. 16,700 390,233
Daikin Industries Ltd. 2,200 260,095
Daito Trust Construction Co. Ltd. 100 10,885
Daiwa House Industry Co. Ltd. 6,500 223,610
Daiwa Securities Group, Inc. 23,400 166,475
Denso Corp. 13,000 176,081
Disco Corp. 900 266,428
East Japan Railway Co. 7,600 164,028

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Ebara Corp. 4,000 $ 77,164
Eisai Co. Ltd. 2,000 57,609
FANUC Corp. 9,300 254,450
Fast Retailing Co. Ltd. 1,300 447,040
Fuji Electric Co. Ltd. 2,000 92,413
FUJIFILM Holdings Corp. 11,200 244,369
Fujikura Ltd. 2,100 110,407
Fujitsu Ltd. 13,500 329,520
Hankyu Hanshin Holdings, Inc. 2,000 54,443
Hoya Corp. 3,000 357,383
Hulic Co. Ltd.(a) 11,300 113,977
Isuzu Motors Ltd. 10,100 128,385
ITOCHU Corp. 9,600 503,716
Japan Airlines Co. Ltd. 2,700 55,151
Japan Exchange Group, Inc. 6,100 61,866
Japan Post Bank Co. Ltd. 10,100 109,062
Kao Corp. 3,700 165,903
Kawasaki Heavy Industries Ltd. 1,300 98,399
KDDI Corp. 27,700 477,039
Keyence Corp. 1,800 722,975
Kikkoman Corp. 8,800 81,764
Kirin Holdings Co. Ltd.(a) 4,800 67,314
Komatsu Ltd. 8,600 282,894
Kubota Corp.(a) 8,900 100,245
Kyocera Corp. 14,600 175,752
Kyowa Kirin Co. Ltd.(a) 3,800 65,060
LY Corp. 45,100 166,113
M3, Inc. 6,000 82,726
Makita Corp. 2,700 83,491
Marubeni Corp. 9,500 192,170
MEIJI Holdings Co. Ltd. 2,500 55,328
Mitsubishi Chemical Group Corp. 25,000 131,593
Mitsubishi Electric Corp. 21,900 473,115
Mitsubishi Estate Co. Ltd. 13,900 260,906
Mitsubishi HC Capital, Inc. 16,700 122,984
Mitsubishi Heavy Industries Ltd. 31,100 779,633
Mitsubishi UFJ Financial Group, Inc. 100,000 1,377,036
Mitsui Fudosan Co. Ltd. 30,600 296,427
Mizuho Financial Group, Inc. 22,800 632,203
MonotaRO Co. Ltd. 2,400 47,415
MS&AD Insurance Group Holdings, Inc. 12,800 287,101
Murata Manufacturing Co. Ltd. 15,100 225,863
NEC Corp. 8,000 234,381
Nidec Corp. 5,700 111,027
Nintendo Co. Ltd. 8,600 828,916
Nippon Paint Holdings Co. Ltd.(a) 13,400 107,941
Nippon Sanso Holdings Corp. 1,200 45,523
Nippon Telegraph & Telephone Corp. 187,200 200,193
Nissin Foods Holdings Co. Ltd. 2,100 43,683
Nitori Holdings Co. Ltd. 400 38,665
Nitto Denko Corp. 5,300 102,739
Nomura Holdings, Inc. 35,400 234,025
Nomura Research Institute Ltd. 3,000 120,475
Obayashi Corp. 5,200 78,918
Olympus Corp. 10,300 122,666
Oracle Corp. Japan 100 11,934
Oriental Land Co. Ltd. 5,700 131,570
ORIX Corp. 11,300 255,811
Shares Value
Osaka Gas Co. Ltd. 5,400 $ 138,483
Otsuka Corp. 5,400 110,115
Otsuka Holdings Co. Ltd. 3,200 158,906
Panasonic Holdings Corp. 16,100 173,908
Rakuten Group, Inc.(c) 11,800 65,258
Recruit Holdings Co. Ltd. 13,300 788,275
Renesas Electronics Corp. 14,700 182,621
Resona Holdings, Inc. 26,500 245,116
SCREEN Holdings Co. Ltd. 200 16,333
Secom Co. Ltd. 2,500 89,980
Sekisui Chemical Co. Ltd. 7,500 136,037
Sekisui House Ltd. 7,500 165,775
Shimadzu Corp. 1,900 47,129
Shin-Etsu Chemical Co. Ltd. 16,700 553,400
Shionogi & Co. Ltd. 6,600 118,888
Shiseido Co. Ltd.(a) 3,100 55,400
SMC Corp. 400 144,551
SoftBank Corp. 312,200 483,460
SoftBank Group Corp. 9,100 664,467
Sompo Holdings, Inc. 8,400 253,450
Sony Group Corp. 55,500 1,437,554
Subaru Corp. 2,800 48,911
Sumitomo Electric Industries Ltd. 10,100 217,072
Sumitomo Mitsui Financial Group, Inc. 34,700 875,663
Sumitomo Mitsui Trust Group, Inc. 5,400 143,958
Suntory Beverage & Food Ltd.(a) 2,700 86,434
Sysmex Corp. 3,500 61,102
T&D Holdings, Inc. 4,700 103,462
Takeda Pharmaceutical Co. Ltd. 15,000 460,922
TDK Corp. 17,800 209,575
Terumo Corp. 12,600 231,867
Tokio Marine Holdings, Inc. 15,300 649,271
Tokyo Electron Ltd. 4,000 768,862
Tokyo Gas Co. Ltd. 5,500 183,021
Tokyu Corp. 6,500 77,365
TOPPAN Holdings, Inc. 3,700 100,847
Toray Industries, Inc. 24,400 167,371
Toyo Suisan Kaisha Ltd. 700 46,592
Toyota Industries Corp. 800 90,552
Toyota Motor Corp. 86,900 1,504,404
Trend Micro, Inc. 1,300 90,067
Unicharm Corp. 7,000 50,578
West Japan Railway Co. 5,400 123,821
Yamaha Motor Co. Ltd.(a) 11,700 87,706
Yaskawa Electric Corp. 1,900 43,131
Yokogawa Electric Corp. 1,900 50,863
ZOZO, Inc. 7,000 75,685
30,743,493
Netherlands (3.6%)
ABN AMRO Bank NV CVA(d) 3,590 98,278
Adyen NV(c)(d) 244 447,915
Aegon Ltd. 9,519 68,937
Akzo Nobel NV 1,859 130,075
Argenx SE(c) 564 312,118
ASM International NV 500 320,049
ASML Holding NV 3,247 2,591,687
ASR Nederland NV 216 14,345
BE Semiconductor Industries NV 693 103,713
Euronext NV(d) 721 123,234

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Netherlands (cont’d)
IMCD NV 526 $ 70,666
ING Groep NV 23,534 516,348
JDE Peet's NV 1,588 45,343
Koninklijke Ahold Delhaize NV 10,302 430,801
Koninklijke KPN NV 35,200 171,494
Koninklijke Vopak NV 1,558 77,484
NN Group NV 1,488 98,892
NXP Semiconductors NV 2,331 509,300
Randstad NV 967 44,652
Universal Music Group NV(a) 7,889 255,368
Wolters Kluwer NV 2,396 400,635
6,831,334
New Zealand (0.2%)
Auckland International Airport Ltd. 15,396 72,684
Fisher & Paykel Healthcare Corp. Ltd. 4,297 94,423
Meridian Energy Ltd. 9,747 35,054
Xero Ltd.(c) 910 107,685
309,846
Norway (0.6%)
DNB Bank ASA 7,804 215,707
Gjensidige Forsikring ASA 2,353 59,622
Kongsberg Gruppen ASA 6,012 233,128
Mowi ASA 7,106 137,193
Norsk Hydro ASA 29,154 166,431
Orkla ASA 13,199 143,522
Salmar ASA 1,078 46,716
Telenor ASA 8,775 136,421
Vend Marketplaces ASA, Class A 2,051 72,237
1,210,977
Portugal (0.1%)
Banco Comercial Portugues SA, Class R 59,079 45,973
EDP SA 13,683 59,346
Jeronimo Martins SGPS SA 3,434 86,888
192,207
Singapore (1.2%)
CapitaLand Integrated Commercial Trust 27,400 46,762
CapitaLand Investment Ltd. 22,900 47,727
DBS Group Holdings Ltd. 18,550 655,195
Grab Holdings Ltd., Class A(c) 14,146 71,154
Oversea-Chinese Banking Corp. Ltd. 28,900 370,711
Singapore Airlines Ltd. 21,100 115,664
Singapore Exchange Ltd. 8,700 101,814
Singapore Technologies Engineering Ltd. 20,600 126,209
Singapore Telecommunications Ltd. 86,300 259,273
STMicroelectronics NV 6,183 188,901
United Overseas Bank Ltd. 11,600 328,431
2,311,841
South Africa (0.3%)
Anglo American plc 17,106 504,832
Valterra Platinum Ltd.(c) 1 44
504,876
South Korea (3.6%)
Delivery Hero SE(c)(d) 1,666 45,078
Doosan Enerbility Co. Ltd.(c) 7,017 355,633
Hana Financial Group, Inc. 3,668 234,550
HD Hyundai Electric Co. Ltd. 201 75,509
Shares Value
HMM Co. Ltd. 3,860 $ 64,352
Hyundai Mobis Co. Ltd. 987 209,891
Hyundai Motor Co. 1,502 226,480
Kakao Corp. 1,944 86,426
KB Financial Group, Inc. 3,267 268,458
Kia Corp. 2,588 185,816
Krafton, Inc.(c) 317 85,263
LG Chem Ltd. 699 109,542
LG Electronics, Inc. 690 37,731
LG Energy Solution Ltd.(c) 669 147,224
Meritz Financial Group, Inc. 798 66,520
NAVER Corp. 1,464 284,751
POSCO Holdings, Inc. 1,424 275,388
Samsung Biologics Co. Ltd.(c)(d) 222 163,177
Samsung C&T Corp. 672 80,365
Samsung Electro-Mechanics Co. Ltd. 575 57,389
Samsung Electronics Co. Ltd. 46,547 2,062,471
Samsung Heavy Industries Co. Ltd.(c) 6,491 80,608
Samsung Life Insurance Co. Ltd. 670 63,247
Samsung SDS Co. Ltd. 395 49,638
Shinhan Financial Group Co. Ltd. 4,541 206,593
SK Hynix, Inc. 5,156 1,115,554
SK Square Co. Ltd.(c) 664 90,036
Woori Financial Group, Inc. 2,986 49,671
6,777,361
Spain (2.5% )
Aena SME SA(d) 6,960 185,779
Amadeus IT Group SA 3,630 305,646
Banco Bilbao Vizcaya Argentaria SA 41,970 645,420
Banco de Sabadell SA 19,046 60,643
Banco Santander SA 121,347 1,004,444
Bankinter SA(a) 9,856 128,637
CaixaBank SA 32,993 285,807
Cellnex Telecom SA(d) 4,509 175,010
EDP Renovaveis SA 8,058 89,936
Grifols SA(c) 3,892 47,450
Iberdrola SA 53,833 1,032,991
Industria de Diseno Textil SA 8,622 448,705
Redeia Corp. SA 3,687 78,827
Telefonica SA(a) 44,725 234,864
4,724,159
Sweden (2.7%)
AAK AB 1,674 43,916
AddTech AB, Class B 1,837 62,522
Alfa Laval AB 2,603 109,448
Assa Abloy AB, Class B 8,830 275,515
Atlas Copco AB, Class A 37,112 599,580
Beijer Ref AB, Class B(a) 4,745 74,905
Boliden AB 7,430 231,753
Castellum AB(a) 6,903 90,511
Epiroc AB, Class A 8,563 185,906
EQT AB(a) 3,371 112,558
Essity AB, Class B 4,757 131,735
H & M Hennes & Mauritz AB, Class B(a) 5,428 76,249
Hexagon AB, Class B 19,753 198,680
Holmen AB, Class B(a) 982 38,944
Industrivarden AB, Class A 2,302 83,507
Indutrade AB 2,461 67,164

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
Investment AB Latour, Class B 406 $ 10,694
Investor AB, Class B 16,248 480,438
L E Lundbergforetagen AB, Class B 715 35,641
Lifco AB, Class B 2,006 81,165
Nibe Industrier AB, Class B(a) 22,305 95,106
Saab AB, Class B 3,325 185,423
Sagax AB, Class B 1,799 41,073
Sandvik AB 9,539 218,691
Skandinaviska Enskilda Banken AB, Class A 12,697 221,572
Skanska AB, Class B 2,309 53,741
SKF AB, Class B 3,569 81,898
SSAB AB, Class A 22,032 132,366
Svenska Cellulosa AB SCA, Class B 6,603 85,845
Svenska Handelsbanken AB, Class A 9,172 122,589
Sweco AB, Class B 727 12,602
Swedbank AB, Class A 7,493 198,395
Swedish Orphan Biovitrum AB(c) 1,694 51,603
Tele2 AB, Class B 1,354 19,786
Telia Co. AB 16,120 57,880
Trelleborg AB, Class B 2,091 77,819
Volvo AB, Class B 15,360 430,883
5,078,103
Switzerland (4.1%)
ABB Ltd. 13,748 819,734
Accelleron Industries AG 752 52,885
Avolta AG 572 31,013
Baloise Holding AG 598 141,087
Barry Callebaut AG(a) 42 45,734
Belimo Holding AG 179 182,282
BKW AG 226 49,361
Chocoladefabriken Lindt & Spruengli AG 1 166,614
Cie Financiere Richemont SA 3,750 706,330
DSM-Firmenich AG 1,695 180,215
Emmi AG 2 1,999
Flughafen Zurich AG 298 84,880
Geberit AG 632 497,029
Georg Fischer AG 1,489 121,699
Givaudan SA 72 348,544
Helvetia Holding AG 306 71,771
Julius Baer Group Ltd. 1,638 110,735
Kuehne + Nagel International AG 301 65,116
Logitech International SA 1,005 90,487
Lonza Group AG 581 413,719
On Holding AG, Class A(c) 2,143 111,543
Partners Group Holding AG 132 172,185
PSP Swiss Property AG 480 88,384
Schindler Holding AG 533 193,128
SFS Group AG 78 10,696
SGS SA 1,538 156,039
SIG Group AG(c) 2,422 44,750
Sika AG 1,229 333,640
Sonova Holding AG 414 123,347
Straumann Holding AG 644 84,046
Sulzer AG 247 44,578
Swatch Group AG (The), Class BR 293 47,673
Swiss Life Holding AG 203 205,341
Swiss Prime Site AG 801 119,930
Swisscom AG 202 143,204
Shares Value
Temenos AG 851 $ 60,866
UBS Group AG 21,656 732,830
VAT Group AG(d) 272 114,737
Zurich Insurance Group AG 1,044 729,728
7,697,879
Taiwan (5.9%)
Accton Technology Corp. 3,000 74,969
Advantech Co. Ltd. 1,099 12,791
Alchip Technologies Ltd. 1,000 105,950
ASE Technology Holding Co. Ltd. 30,000 151,479
Asia Vital Components Co. Ltd. 2,000 50,870
Cathay Financial Holding Co. Ltd. 100,000 214,980
Chang Hwa Commercial Bank Ltd. 160,712 102,879
Chunghwa Telecom Co. Ltd. 30,000 138,642
CTBC Financial Holding Co. Ltd. 176,000 263,289
Delta Electronics, Inc. 13,000 183,794
E Ink Holdings, Inc. 5,000 37,827
E.Sun Financial Holding Co. Ltd. 81,000 91,088
Elite Material Co. Ltd. 2,000 60,386
Eva Airways Corp. 88,000 120,197
Evergreen Marine Corp. Taiwan Ltd. 20,000 136,245
Far EasTone Telecommunications Co. Ltd. 41,000 125,757
Fubon Financial Holding Co. Ltd. 93,470 279,335
Hotai Motor Co. Ltd. 1,020 19,693
Jentech Precision Industrial Co. Ltd. 1,000 51,691
Lite-On Technology Corp. 23,000 87,002
MediaTek, Inc. 11,000 470,697
Mega Financial Holding Co. Ltd. 143,819 202,101
Novatek Microelectronics Corp. 2,000 37,313
Quanta Computer, Inc. 30,000 281,905
Realtek Semiconductor Corp. 1,000 19,410
Taishin Financial Holding Co. Ltd. 205,045 110,553
Taiwan Mobile Co. Ltd. 30,000 118,102
Taiwan Semiconductor Manufacturing Co. Ltd. 180,000 6,531,562
TCC Group Holdings Co. Ltd. 142,000 123,956
Uni-President Enterprises Corp. 76,000 210,735
United Microelectronics Corp. 140,000 211,831
Wan Hai Lines Ltd. 33,000 100,541
Wiwynn Corp. 1,000 86,608
Yageo Corp. 3,000 49,808
Yang Ming Marine Transport Corp. 43,000 104,659
Yuanta Financial Holding Co. Ltd. 136,291 159,330
11,127,975
United Kingdom (9.7%)
3i Group plc 8,222 464,980
Admiral Group plc 1,690 75,857
Ashtead Group plc 4,222 270,584
Associated British Foods plc 2,982 84,239
AstraZeneca plc 13,185 1,831,557
Auto Trader Group plc(d) 9,587 108,488
Aviva plc 25,377 215,690
BAE Systems plc 34,619 896,460
Barclays plc 116,787 540,718
Barratt Redrow plc 11,010 68,900
Beazley plc 2,474 31,752
Berkeley Group Holdings plc 1,144 60,614
BT Group plc 71,838 191,054
Bunzl plc 2,520 80,251

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
Centrica plc 29,266 $ 64,898
Coca-Cola Europacific Partners plc 2,798 259,431
Compass Group plc 18,789 636,257
ConvaTec Group plc(d) 17,966 71,122
Croda International plc 1,278 51,294
DCC plc 2,176 141,220
Diageo plc 19,206 481,918
Diploma plc 1,049 70,383
Halma plc 6,183 271,587
Hikma Pharmaceuticals plc 1,957 53,403
Howden Joinery Group plc 5,439 63,908
HSBC Holdings plc 143,808 1,740,656
IMI plc 844 24,259
Informa plc 17,569 194,327
InterContinental Hotels Group plc 2,036 232,073
Intermediate Capital Group plc 2,735 72,381
International Consolidated Airlines Group SA 10,596 49,626
Intertek Group plc 1,952 127,004
Investec plc 5,547 41,497
J Sainsbury plc 20,331 80,875
Kingfisher plc 22,529 89,928
Land Securities Group plc 5,778 50,046
Legal & General Group plc 57,745 201,805
Lloyds Banking Group plc 606,591 638,633
London Stock Exchange Group plc 3,668 535,459
LondonMetric Property plc 17,207 47,947
M&G plc 25,394 89,583
Marks & Spencer Group plc 11,549 56,182
Melrose Industries plc 14,914 108,664
National Grid plc 44,168 643,558
NatWest Group plc 60,705 426,133
Next plc 1,292 220,619
Pearson plc 3,957 58,199
Persimmon plc 2,489 44,278
Phoenix Group Holdings plc 14,940 135,041
Reckitt Benckiser Group plc 5,067 344,631
RELX plc 18,965 1,024,892
Rentokil Initial plc 13,901 67,185
Rightmove plc 7,815 84,595
Sage Group plc (The) 10,630 182,464
Schroders plc 15,856 78,658
Segro plc 3,825 35,682
Severn Trent plc 2,727 102,340
Smith & Nephew plc 9,387 143,411
Smiths Group plc 3,983 122,795
Spirax Group plc 574 46,919
SSE plc 8,493 213,456
Standard Chartered plc 17,296 286,558
Taylor Wimpey plc 30,568 49,827
Tesco plc 74,161 408,512
Unilever plc 21,617 1,313,011
UNITE Group plc (The) 3,750 43,625
United Utilities Group plc 7,831 122,702
Vodafone Group plc 202,673 216,383
Weir Group plc (The) 2,881 98,470
Whitbread plc 2,322 89,977
Wise plc, Class A(c) 9,178 131,021
Shares Value
WPP plc 4,284 $ 30,143
18,232,595
United States (9.6%)
Alcon AG 4,109 363,541
Amrize Ltd.(c) 5,976 298,103
ARM Holdings plc ADR(a)(c) 9,551 1,544,779
BP plc 169,246 849,578
Chubb Ltd. 2,725 789,487
CSL Ltd. 4,218 664,815
CyberArk Software Ltd.(c) 697 283,595
Experian plc 8,329 428,959
Ferrovial SE 4,555 242,845
Garmin Ltd. 1,162 242,533
GFL Environmental, Inc. 2,289 115,547
GSK plc 37,368 712,975
Haleon plc 64,799 333,015
Holcim AG 5,976 443,615
ICON plc(c) 420 61,089
James Hardie Industries plc CDI(c) 8,830 242,338
Monday.com Ltd.(c) 491 154,410
Nestle SA 22,006 2,186,317
Novartis AG 15,504 1,879,160
QIAGEN NV(c) 1,980 95,159
Roche Holding AG 5,896 1,920,129
Sanofi SA 10,048 973,041
Schneider Electric SE 5,193 1,381,240
Spotify Technology SA(c) 1,181 906,228
Stellantis NV 8,359 83,784
Swiss Re AG 2,114 365,411
Waste Connections, Inc. 2,786 520,435
18,082,128
Total Common Stocks
(Cost $154,900,849) 187,132,223
Preferred Stocks (0.0%)(b)
Germany (0.0%)(b)
FUCHS SE
(acquisition cost — $46,345;
acquired 6/20/25) 870 48,002
No. of
Warrants
Warrants (0.0%)(b)
Canada (
0.0%
)(b)
Constellation Software, Inc.
Expires 03/31/2040 (c)(e)
(
Cost $0
) 97 –
Shares Value
Short-Term Investments (1.3%)
Investment Company
(
0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25%(f)
(Cost $214,237)
214,237 214,237

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Security held as Collateral on Loaned Securities ( 1.2% )
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25%(f)
(Cost $2,311,828)
2,311,828 $ 2,311,828
Total Short-Term Investments
(Cost $2,526,065)
2,526,065
Total Investments ( 100.7% )
(Cost $157,473,259 ) including
$7,572,896 of Securities Loaned (g) 189,706,290
Liabilities in Excess of Other Assets
(
-0.7%
) (1,306,647)
NET ASSETS (100.0%) $188,399,643
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2025, were
$7,572,896 and $7,964,351, respectively. The Fund received
cash collateral of $ 2,311,828 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $5,652,523 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) Amount is less than 0.05%.
(c) Non-income producing security.
(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e) At June 30, 2025, the fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's Directors.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $366 relating to the Fund’s investment in the Liquidity Fund.
(g) At June 30, 2025, the aggregate cost for federal income tax purposes is $157,473,259. The aggregate gross unrealized appreciation is $35,428,395 and the aggregate gross unrealized depreciation is $3,195,364, resulting in net unrealized appreciation of
$32,233,031.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust

Sector Classification of Portfolio*
Classification
Percentage of Total
Investments
Financials 25.3%
Industrials 17.3
Information Technology 16.3
Other** 10.8
Health Care 9.1
Consumer Discretionary 8.3
Consumer Staples 6.8
Materials 6.1
Total Investments 100.0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (94.6%)
Asset-Backed Securities ( 18 .6% )
Alaska Airlines Pass-Through Trust,
2020-1
8.00%, 8/15/25(a) $ 101,983 $ 102,356
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 369,432 374,984
2024-B
5.12%, 9/15/32(a) 353,427 355,931
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 99,072 100,063
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 120,586 121,222
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 569,608 571,625
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 1,959,177 1,963,073
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 628,063 615,240
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 875,000 877,832
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
5.07%, 5/15/36(a)(b) 142,003 141,931
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 217,778 218,075
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 761,820 771,404
2025-A
4.91%, 2/20/32(a) 700,000 702,229
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 208,688 206,699
2019-1A
4.02%, 5/20/49(a) 558,903 554,303
2021-1A
2.05%, 11/20/51(a) 443,900 427,677
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 195,598 196,065
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 25,653 25,671
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 1,182,563 1,181,523
2018-1A
4.12%, 7/25/48(a) 710,625 708,489
Face
Amount Value
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) $ 1,042,820 $ 1,039,299
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 100,194 100,520
2024-2
5.74%, 12/20/26(a) 141,497 142,148
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 100,834 102,291
2024-2A
5.89%, 6/15/30(a) 54,143 54,812
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 81,675 82,166
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.00%, 3/20/54(a)(b) 508,339 510,789
2024-HE1
SOFR30A + 1.50%,
5.80%, 8/25/54(a)(b) 1,380,695 1,384,373
2024-HE2
SOFR30A + 1.20%,
5.50%, 10/20/54(a)(b) 167,551 167,512
LAD Auto Receivables Trust,
2023-3A
6.12%, 9/15/27(a) 56,509 56,666
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 488,815 495,845
2023-2A
7.09%, 10/16/28(a) 540,322 549,465
2023-3A
7.50%, 12/15/28(a) 509,479 520,515
2024-1A
6.19%, 8/15/29(a) 91,523 92,295
2024-3A
4.97%, 10/15/29(a) 212,656 212,942
2025-2A
5.18%, 5/15/30(a) 190,000 190,541
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 208,901
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 96,136 97,160
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 16,432 16,469
2024-2A
5.80%, 7/20/32(a) 303,510 306,324
2024-3A
4.94%, 5/20/30(a) 1,712,487 1,718,056
2024-RVM1
5.01%, 1/22/46(a) 431,743 436,280

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (18.6%) (cont’d)
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) $ 277,000 $ 259,136
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 464,158 464,351
Oportun Issuance Trust,
2024-1A
6.55%, 4/8/31(a) 292,549 293,109
2025-A
5.01%, 2/8/33(a) 525,000 524,842
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 20,102 20,110
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 79,612 79,869
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 189,463 189,493
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 1,049,910 1,053,110
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 353,009 355,861
2024-2A
4.74%, 4/20/27(a) 236,727 236,837
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.68%, 7/25/51(a)(b) 438,641 438,652
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.93%, 7/25/51(a)(b) 549,624 556,313
2021-1A
CME Term SOFR 1 Month + 6.01%,
10.33%, 7/25/51(a)(b) 178,751 184,451
Prosper Marketplace Issuance Trust,
2024-1A
6.12%, 8/15/29(a) 95,945 96,085
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 483,180 484,447
2025-1A
4.96%, 8/16/32(a) 344,292 344,376
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 291,978 294,255
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 537,705 529,223
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 10,396 10,402
Face
Amount Value
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) $ 407,539 $ 408,422
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) 1,090,000 1,064,696
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 2,221,875 2,222,948
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 1,345,000 1,362,611
2022-3A
8.95%, 4/15/29(a) 500,000 510,851
2023-1A
7.58%, 4/15/29(a) 8,066 8,095
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 64,567 64,774
2024-3A
5.22%, 6/15/28(a) 340,210 340,743
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 800,000 793,818
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 466,335 460,325
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 156,000 156,175
32,510,141
Commercial Mortgage-Backed Securities ( 12 .3% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.31%, 5/15/39(a)(b) 150,000 150,234
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
5.38%, 9/15/36(a)(b) 411,752 410,247
CENT Trust
CME Term SOFR 1 Month + 2.62%,
6.93%, 9/15/38(a)(b) 595,000 596,811
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.31%, 12/25/41(a)(b) 48,386 48,522
SOFR30A + 2.95%,
7.26%, 6/25/42(a)(b) 255,241 262,556
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.51%, 7/15/38(a)(b) 471,750 472,166
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(b) 686,182 686,884
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.66%, 2/25/44(a)(b) 85,550 86,006
FHLMC, REMIC
SOFR30A + 0.51%,
4.82%, 1/15/42(b) 222,053 220,457

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (12.3%) (cont’d)
SOFR30A + 0.66%,
4.97%, 4/15/36(b) $ 183,269 $ 181,641
SOFR30A + 1.00%,
5.31%, 3/25/55(b) 388,062 387,517
SOFR30A + 1.00%,
5.31%, 3/25/55(b) 962,295 960,694
SOFR30A + 1.10%,
5.41%, 5/25/54(b) 729,965 731,722
SOFR30A + 1.15%,
5.46%, 7/25/55(b) 780,000 781,007
SOFR30A + 1.20%,
5.51%, 3/25/54(b) 2,177,868 2,181,763
SOFR30A + 1.25%,
5.56%, 3/25/54(b) 609,755 612,960
SOFR30A + 1.43%,
5.74%, 12/25/54(b) 2,356,846 2,358,510
FNMA, REMIC
SOFR30A + 0.36%,
4.67%, 6/25/36(b) 160,353 159,243
SOFR30A + 0.65%,
4.96%, 2/25/38(b) 216,394 215,965
SOFR30A + 0.95%,
5.26%, 1/25/54(b) 528,122 529,926
SOFR30A + 1.05%,
5.36%, 12/25/54(b) 891,533 888,405
GNMA
SOFR30A + 0.90%,
5.20%, 7/20/53(b) 890,656 889,239
SOFR30A + 1.05%,
5.35%, 12/20/54(b) 997,227 997,609
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.25%, 5/15/37(a)(b) 505,000 505,694
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 6/15/41(a)(b) 760,600 762,174
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
6.06%, 3/15/42(a)(b) 865,000 862,829
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
5.73%, 4/15/38(a)(b) 100,000 100,167
Marlette Funding Trust
6.50%, 4/15/33(a) 78,516 78,629
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.23%, 4/15/38(a)(b) 67,866 67,893
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 3/15/39(a)(b) 760,000 761,508
Oceanview Mortgage Trust
SOFR30A + 0.95%,
5.26%, 5/25/55(a)(b) 1,660,000 1,664,150
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.80%, 12/15/39(a)(b) 637,000 637,750
Face
Amount Value
Reach Abs Trust
6.30%, 2/18/31(a) $ 60,187 $ 60,334
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.26%, 10/15/41(a)(b) 605,000 605,750
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.90%, 6/15/39(a)(b) 510,000 507,607
21,424,569
Corporate Bonds ( 47 .9% )
Aerospace & Defense (0.2%)
Hexcel Corp.
4.20%, 2/15/27(c) 375,000 371,583
Automobiles (0.8%)
General Motors Co.
6.13%, 10/1/25 45,000 45,082
Hyundai Capital America
1.50%, 6/15/26(a) 45,000 43,700
4.88%, 6/23/27(a) 864,000 869,353
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) 400,000 400,874
1,359,009
Banks (21.6%)
ABN AMRO Bank NV
4.75%, 7/28/25(a) 828,000 828,172
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 1,533,000 1,536,228
Bank of America Corp.
4.83%, 7/22/26(b) 4,856,000 4,856,052
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 1,337,000 1,341,393
Bank of Nova Scotia (The)
4.50%, 12/16/25 951,000 950,450
Barclays plc
7.33%, 11/2/26(b) 1,300,000 1,310,885
BNP Paribas SA
4.38%, 9/28/25(a) 799,000 797,462
CaixaBank SA
6.68%, 9/13/27(a)(b)(d) 821,000 840,988
Citigroup, Inc.
5.61%, 9/29/26(b) 2,010,000 2,014,610
HSBC Holdings plc
4.29%, 9/12/26(b) 825,000 824,212
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) 1,200,000 1,202,797
7.00%, 11/21/25(a) 610,000 614,859
JPMorgan Chase & Co.
1.04%, 2/4/27(b) 1,800,000 1,763,114
1.05%, 11/19/26(b) 850,000 838,592
National Bank of Canada
4.70%, 3/5/27(b) 1,465,000 1,465,467
PNC Bank NA
4.54%, 5/13/27(b) 990,000 990,632
4.78%, 1/15/27(b) 1,700,000 1,702,950
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 934,000 935,713

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.9%) (cont’d)
Santander UK Group Holdings plc
6.83%, 11/21/26(b) $ 1,518,000 $ 1,530,539
Societe Generale SA
1.49%, 12/14/26(a)(b) 630,000 620,889
5.25%, 2/19/27(a) 849,000 857,812
5.52%, 1/19/28(a)(b) 225,000 227,853
Swedbank AB
6.14%, 9/12/26(a) 200,000 204,344
Synovus Financial Corp.
5.20%, 8/11/25 1,719,000 1,718,396
Truist Financial Corp.
4.26%, 7/28/26(b) 2,908,000 2,906,875
UniCredit SpA
2.57%, 9/22/26(a)(b) 880,000 875,500
US Bank NA
4.73%, 5/15/28(b) 560,000 563,000
Wachovia Corp.
6.61%, 10/1/25 850,000 853,331
Wells Fargo & Co.
3.20%, 6/17/27(b) 1,750,000 1,729,392
4.54%, 8/15/26(b) 778,000 777,853
37,680,360
Capital Markets (5.2%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 49,000 48,937
Bank of New York Mellon (The)
4.59%, 4/20/27(b) 273,000 273,671
Citadel LP
4.88%, 1/15/27(a) 876,000 874,087
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 105,000 105,885
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(b) 3,355,000 3,359,744
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,035,000 1,013,712
8.00%, 6/15/27(a) 684,000 713,466
Jefferies Financial Group, Inc.
5.00%, 2/10/26 577,000 577,067
Marex Group plc
5.83%, 5/8/28 590,000 597,754
UBS Group AG
5.71%, 1/12/27(a)(b) 1,450,000 1,458,850
9,023,173
Consumer Finance (2.8%)
Ally Financial, Inc.
5.75%, 11/20/25 333,000 333,785
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(a) 500,000 500,817
Capital One Financial Corp.
4.99%, 7/24/26(b) 670,000 669,980
Ford Motor Credit Co. LLC
3.38%, 11/13/25 1,400,000 1,390,810
4.39%, 1/8/26 775,000 771,641
4.54%, 8/1/26 350,000 347,688
Face
Amount Value
6.95%, 3/6/26 $ 925,000 $ 934,052
4,948,773
Containers & Packaging (1.0%)
Berry Global, Inc.
1.57%, 1/15/26 371,000 364,415
4.88%, 7/15/26(a) 961,000 960,586
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 375,000 364,951
1,689,952
Electric Utilities (2.1%)
Enel Finance International NV
7.05%, 10/14/25(a)(c) 1,665,000 1,674,906
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 299,000 299,451
NRG Energy, Inc.
2.00%, 12/2/25(a) 1,700,000 1,675,444
3,649,801
Electronic Equipment, Instruments & Components (0.6%)
Vontier Corp.
1.80%, 4/1/26 1,083,000 1,059,793
Financial Services (1.7%)
Radian Group, Inc.
4.88%, 3/15/27 1,000,000 1,001,284
Rocket Mortgage LLC
2.88%, 10/15/26(a)(d) 655,000 639,240
Synchrony Bank
5.40%, 8/22/25 1,323,000 1,322,775
2,963,299
Food Products (0.9%)
JDE Peet's NV
1.38%, 1/15/27(a) 500,000 475,906
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 1,142,000 1,131,430
1,607,336
Health Care Providers & Services (0.7%)
Centene Corp.
4.25%, 12/15/27 1,300,000 1,281,114
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
1.38%, 1/15/26(d) 730,000 716,202
Insurance (1.2%)
American National Group, Inc.
5.00%, 6/15/27 1,305,000 1,310,796
Athene Global Funding
1.61%, 6/29/26(a) 24,000 23,349
5.68%, 2/23/26(a) 247,000 248,740
GA Global Funding Trust
1.63%, 1/15/26(a) 304,000 298,887
2.25%, 1/6/27(a) 230,000 222,148
2,103,920
IT Services (0.6%)
Genpact Luxembourg SARL
1.75%, 4/10/26 69,000 67,368

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.9%) (cont’d)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 $ 990,000 $ 959,692
1,027,060
Media (1.5%)
Charter Communications Operating LLC
4.91%, 7/23/25 2,555,000 2,554,854
Multi-Utilities (0.2%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 390,000 392,165
Office REITs (0.5%)
COPT Defense Properties LP
2.25%, 3/15/26 935,000 917,416
Passenger Airlines (1.4%)
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(d) 449,000 450,252
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 2,016,778 2,012,171
2,462,423
Pharmaceuticals (0.3%)
Royalty Pharma plc
1.20%, 9/2/25 436,000 433,137
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 679,000 691,550
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.
2.60%, 5/19/26 975,000 959,088
4.88%, 2/10/26 37,000 37,060
996,148
Specialized REITs (0.9%)
EPR Properties
4.75%, 12/15/26 602,000 601,344
Equinix, Inc.
1.25%, 7/15/25 971,000 969,755
1,571,099
Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC
4.90%, 10/1/26 672,000 675,184
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(c) 567,000 567,029
1,242,213
Trading Companies & Distributors (1.6%)
Air Lease Corp.
1.88%, 8/15/26 37,000 35,979
5.30%, 6/25/26 350,000 352,397
Aircastle Ltd.
5.25%, 8/11/25(a) 1,461,000 1,460,932
Aviation Capital Group LLC
4.88%, 10/1/25(a) 956,000 955,581
2,804,889
83,547,269
Face
Amount Value
U.S. Government and Agency Securities ( 15 .8% )
U.S. Treasury Notes
1.88%, 6/30/26(d) $ 11,340,000 $ 11,106,086
4.13%, 10/31/26 4,450,000 4,463,037
4.88%, 5/31/26 11,900,000 11,986,132
27,555,255
Total Fixed Income Securities
(Cost $164,615,680)
165,037,234
–
Shares
Short-Term Investments ( 6 .1% )
Investment Company ( 2 .1% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(e)
(Cost $3,678,103)
3,678,103 3,678,103
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(e)
(Cost $227,570)
227,570 227,570
Face
Amount
Commercial Paper ( 3 .9% )
Brookfield Infrastructure Holdings
Canada, Inc.
4.81%, 7/8/25 $ 910,000 909,044
4.94%, 10/7/25 1,770,000 1,746,745
Crown Castle International Corp.
4.71%, 8/5/25 875,000 870,605
CVS Health Corp.
5.07%, 7/23/25 1,580,000 1,574,950
Jabil, Inc.
4.86%, 7/2/25(a) 1,780,000 1,779,495
Total Commercial Paper
(Cost $6,880,869)
6,880,839
Total Short-Term Investments
(Cost $10,786,542)
10,786,512
Total Investments ( 100 .7% )
( Cost $ 175,402,222 ) including
$ 3,364,565 of Securities Loaned (f) 175,823,746
Liabilities in Excess of Other Assets (-0.7%)
(1,197,358)
Net Assets (100.0%) $174,626,388
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 3,364,565 and $ 3,437,751 , respectively. The Fund received cash collateral of $ 227,570 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 3,210,181 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $6,924 relating to the Fund’s investment in the Liquidity Fund.
(f) At June 30, 2025, the aggregate cost for federal income tax purposes is $175,402,222. The aggregate gross unrealized appreciation is $448,225 and the aggregate gross unrealized depreciation is
$26,701, resulting in net unrealized appreciation of $421,524.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 47 .6%
Asset-Backed Securities 18 .5
U.S. Government and Agency Securities 15 .7
Commercial Mortgage-Backed Securities 12 .2
Short-Term Investments 6 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 1 .1% )
ATI, Inc. (a) 3,657 $ 315,745
Axon Enterprise, Inc. (a) 975 807,242
Curtiss-Wright Corp. 497 242,809
General Electric Co. 12,009 3,090,997
HEICO Corp. 1,357 445,096
Loar Holdings, Inc. (a) 359 30,935
Moog, Inc., Class  A 365 66,054
Woodward, Inc. 745 182,592
5,181,470
Air Freight & Logistics ( 0 .7% )
CH Robinson Worldwide, Inc. 3,051 292,743
Expeditors International of Washington, Inc. 3,530 403,303
FedEx Corp. 5,140 1,168,373
GXO Logistics, Inc. (a) 1,255 61,119
United Parcel Service, Inc., Class  B 13,381 1,350,678
3,276,216
Automobile Components ( 0 .2% )
Aptiv plc (a) 5,580 380,668
Autoliv, Inc. 1,879 210,260
BorgWarner, Inc. 5,653 189,262
Lear Corp. 1,381 131,167
Modine Manufacturing Co. (a) 1,321 130,119
1,041,476
Automobiles ( 0 .5% )
Ford Motor Co. 101,025 1,096,121
General Motors Co. 22,557 1,110,030
Rivian Automotive, Inc., Class  A (a)(b) 18,759 257,749
2,463,900
Banks ( 4 .6% )
Bank of America Corp. 73,145 3,461,221
Bank OZK (b) 1,284 60,425
BOK Financial Corp. 265 25,872
Cadence Bank (b) 2,153 68,853
Citigroup, Inc. 22,146 1,885,068
Citizens Financial Group, Inc. 5,111 228,717
Columbia Banking System, Inc. 2,476 57,889
Comerica, Inc. (b) 1,548 92,338
Commerce Bancshares, Inc. (b) 1,534 95,369
Cullen/Frost Bankers, Inc. (b) 709 91,135
East West Bancorp, Inc. 1,622 163,790
Fifth Third Bancorp 7,894 324,680
First Citizens BancShares, Inc., Class  A 113 221,081
First Financial Bankshares, Inc. 1,640 59,007
First Horizon Corp. 6,082 128,938
Flagstar Financial, Inc. 3,704 39,262
FNB Corp. 4,212 61,411
Glacier Bancorp, Inc. 1,341 57,770
Hancock Whitney Corp. 1,004 57,630
Home BancShares, Inc. 2,173 61,844
Huntington Bancshares, Inc. 17,130 287,099
JPMorgan Chase & Co. 26,480 7,676,817
KeyCorp 12,989 226,268
M&T Bank Corp. 1,923 373,043
Old National Bancorp 3,773 80,516
Pinnacle Financial Partners, Inc. 906 100,031
PNC Financial Services Group, Inc. (The) 4,684 873,191
Shares Value
Popular, Inc. 805 $ 88,719
Regions Financial Corp. 10,655 250,606
SouthState Corp. 1,191 109,608
Synovus Financial Corp. 1,646 85,180
Truist Financial Corp. 15,544 668,237
U.S. Bancorp 18,482 836,311
UMB Financial Corp. 861 90,543
United Bankshares, Inc. 1,649 60,073
Valley National Bancorp 5,763 51,464
Webster Financial Corp. 2,005 109,473
Wells Fargo & Co. 37,356 2,992,963
Western Alliance Bancorp 1,286 100,282
Wintrust Financial Corp. 780 96,704
Zions Bancorp NA 1,726 89,648
22,489,076
Beverages ( 1 .4% )
Celsius Holdings, Inc. (a) 2,094 97,141
Coca-Cola Co. (The) 43,108 3,049,891
Coca-Cola Consolidated, Inc. 872 97,359
Keurig Dr Pepper, Inc. 18,615 615,412
Monster Beverage Corp. (a) 10,031 628,342
PepsiCo, Inc. 16,997 2,244,284
Primo Brands Corp., Class  A 3,696 109,475
6,841,904
Biotechnology ( 2 .2% )
AbbVie, Inc. 18,962 3,519,726
Alkermes plc (a) 1,766 50,525
Alnylam Pharmaceuticals, Inc. (a) 1,365 445,113
Amgen, Inc. 5,878 1,641,196
Biogen, Inc. (a) 1,485 186,501
BioMarin Pharmaceutical, Inc. (a) 1,807 99,331
Blueprint Medicines Corp. (a) 681 87,291
Exact Sciences Corp. (a) 2,036 108,193
Exelixis, Inc. (a) 2,899 127,773
Gilead Sciences, Inc. 13,608 1,508,719
Halozyme Therapeutics, Inc. (a) 1,332 69,291
Incyte Corp. (a) 1,738 118,358
Insmed, Inc. (a) 1,943 195,543
Ionis Pharmaceuticals, Inc. (a) 1,701 67,206
Madrigal Pharmaceuticals, Inc. (a) 194 58,712
Moderna, Inc. (a) 3,198 88,233
Neurocrine Biosciences, Inc. (a) 1,045 131,346
Regeneron Pharmaceuticals, Inc. 1,104 579,600
Revolution Medicines, Inc. (a) 1,771 65,155
Roivant Sciences Ltd. (a) 4,754 53,578
United Therapeutics Corp. (a) 479 137,641
Vertex Pharmaceuticals, Inc. (a) 2,804 1,248,341
10,587,372
Broadline Retail ( 3 .9% )
Amazon.com, Inc. (a) 85,094 18,668,772
eBay, Inc. 4,389 326,805
Etsy, Inc. (a) 767 38,473
Ollie's Bargain Outlet Holdings, Inc. (a) 582 76,696
19,110,746
Building Products ( 1 .0% )
AAON, Inc. (b) 744 54,870
Advanced Drainage Systems, Inc. 901 103,489
Allegion plc 1,135 163,576

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
AO Smith Corp. 1,567 $ 102,748
Armstrong World Industries, Inc. 408 66,276
AZEK Co., Inc. (The), Class  A (a) 1,343 72,992
Builders FirstSource, Inc. (a) 1,024 119,491
Carlisle Cos., Inc. 1,108 413,727
Carrier Global Corp. 10,679 781,596
CSW Industrials, Inc. 216 61,955
Fortune Brands Innovations, Inc. 926 47,671
Johnson Controls International plc 8,693 918,155
Lennox International, Inc. (b) 425 243,627
Masco Corp. 2,001 128,784
Owens Corning 2,065 283,979
Simpson Manufacturing Co., Inc. (b) 551 85,576
Trane Technologies plc 2,947 1,289,047
Trex Co., Inc. (a) 824 44,809
UFP Industries, Inc. 565 56,138
Zurn Elkay Water Solutions Corp. 1,433 52,405
5,090,911
Capital Markets ( 4 .3% )
Affiliated Managers Group, Inc. 337 66,311
Ameriprise Financial, Inc. 1,129 602,581
Ares Management Corp., Class  A 2,413 417,932
Bank of New York Mellon Corp. (The) 8,483 772,886
BlackRock, Inc. 1,709 1,793,168
Blackstone, Inc. 8,557 1,279,956
Blue Owl Capital, Inc., Class  A 6,832 131,243
Carlyle Group, Inc. (The) 2,594 133,332
Cboe Global Markets, Inc. 1,238 288,714
Charles Schwab Corp. (The) 20,373 1,858,833
CME Group, Inc. 4,272 1,177,449
Coinbase Global, Inc., Class  A (a) 2,401 841,526
Evercore, Inc., Class  A 428 115,569
FactSet Research Systems, Inc. 424 189,647
Franklin Resources, Inc. 3,365 80,255
Goldman Sachs Group, Inc. (The) 3,629 2,568,425
Hamilton Lane, Inc., Class  A 409 58,127
Houlihan Lokey, Inc., Class  A 638 114,808
Interactive Brokers Group, Inc., Class  A 5,006 277,382
Intercontinental Exchange, Inc. 6,773 1,242,642
Invesco Ltd. 5,276 83,202
Janus Henderson Group plc 1,513 58,765
Jefferies Financial Group, Inc. 1,854 101,395
KKR & Co., Inc. 8,181 1,088,318
LPL Financial Holdings, Inc. 943 353,597
MarketAxess Holdings, Inc. 346 77,276
Moody's Corp. 1,766 885,808
Morningstar, Inc. (b) 278 87,273
MSCI, Inc., Class  A 837 482,731
Nasdaq, Inc. 5,095 455,595
Northern Trust Corp. (b) 2,274 288,320
PJT Partners, Inc., Class  A 267 44,058
Raymond James Financial, Inc. 2,168 332,506
S&P Global, Inc. 3,430 1,808,605
SEI Investments Co. 1,128 101,362
State Street Corp. 3,376 359,004
Stifel Financial Corp. 1,186 123,083
T Rowe Price Group, Inc. 2,570 248,005
TPG, Inc., Class  A 1,366 71,647
Shares Value
Tradeweb Markets, Inc., Class  A 1,377 $ 201,593
Virtu Financial, Inc., Class  A 938 42,013
21,304,942
Chemicals ( 1 .4% )
Air Products and Chemicals, Inc. 2,923 824,461
Axalta Coating Systems Ltd. (a) 2,882 85,567
Balchem Corp. 429 68,297
Celanese Corp., Class  A 1,174 64,957
Eastman Chemical Co. 1,448 108,108
Ecolab, Inc. 3,363 906,127
Element Solutions, Inc. 2,976 67,406
FMC Corp. 1,295 54,066
International Flavors & Fragrances, Inc. 3,244 238,596
Linde plc 5,554 2,605,826
Mosaic Co. (The) 4,177 152,377
PPG Industries, Inc. 2,990 340,113
RPM International, Inc. 1,679 184,421
Sherwin-Williams Co. (The) 3,086 1,059,609
6,759,931
Commercial Services & Supplies ( 0 .7% )
Casella Waste Systems, Inc., Class  A (a) 723 83,420
Cintas Corp. 3,268 728,339
Clean Harbors, Inc. (a) 590 136,396
Copart, Inc. (a) 9,898 485,695
MSA Safety, Inc. 488 81,755
Republic Services, Inc., Class  A 2,356 581,013
Tetra Tech, Inc. 3,049 109,642
Veralto Corp. 2,462 248,539
Waste Management, Inc. 4,680 1,070,877
3,525,676
Communications Equipment ( 1 .0% )
Arista Networks, Inc. (a) 10,697 1,094,410
Ciena Corp. (a) 1,440 117,115
Cisco Systems, Inc. 40,759 2,827,860
F5, Inc. (a) 591 173,943
Juniper Networks, Inc. 3,420 136,561
Lumentum Holdings, Inc. (a) 690 65,591
Motorola Solutions, Inc. 1,724 724,873
5,140,353
Construction & Engineering ( 0 .4% )
AECOM 1,536 173,353
API Group Corp. (a) 2,887 147,381
Comfort Systems USA, Inc. 405 217,165
Construction Partners, Inc., Class  A (a)(b) 533 56,647
Dycom Industries, Inc. (a) 323 78,938
EMCOR Group, Inc. 517 276,538
IES Holdings, Inc. (a) 96 28,438
MasTec, Inc. (a) 712 121,346
Quanta Services, Inc. 1,709 646,139
Sterling Infrastructure, Inc. (a) 341 78,679
Valmont Industries, Inc. 261 85,235
WillScot Holdings Corp. 1,526 41,813
1,951,672
Construction Materials ( 0 .5% )
CRH plc 13,595 1,248,021
Knife River Corp. (a) 1,457 118,949

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Construction Materials (cont’d)
Vulcan Materials Co. 3,429 $ 894,352
2,261,322
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 3,257 126,860
American Express Co. 6,584 2,100,165
Capital One Financial Corp. 7,504 1,596,551
Credit Acceptance Corp. (a)(b) 77 39,226
FirstCash Holdings, Inc. 459 62,029
OneMain Holdings, Inc. 1,405 80,085
SLM Corp. 2,463 80,762
SoFi Technologies, Inc. (a) 13,144 239,352
Synchrony Financial 4,553 303,867
4,628,897
Consumer Staples Distribution & Retail ( 2 .4% )
Albertsons Cos., Inc., Class  A 5,991 128,866
BJ's Wholesale Club Holdings, Inc. (a)(b) 1,246 134,356
Casey's General Stores, Inc. 535 272,995
Costco Wholesale Corp. 4,191 4,148,839
Dollar General Corp. 1,950 223,041
Dollar Tree, Inc. (a) 2,028 200,853
Kroger Co. (The) (b) 9,561 685,811
Maplebear, Inc. (a) 2,396 108,395
Performance Food Group Co. (a) 2,219 194,096
Sprouts Farmers Market, Inc. (a) 1,410 232,142
Sysco Corp. 6,999 530,104
Target Corp. 4,147 409,102
U.S. Foods Holding Corp. (a) 3,326 256,135
Walmart, Inc. 41,336 4,041,834
11,566,569
Containers & Packaging ( 0 .4% )
Amcor plc 30,465 279,973
AptarGroup, Inc. 866 135,468
Avery Dennison Corp. 1,019 178,804
Ball Corp. 3,665 205,570
Crown Holdings, Inc. 1,528 157,354
Graphic Packaging Holding Co. 3,869 81,520
International Paper Co. 6,929 324,485
Packaging Corp. of America 1,166 219,733
Sealed Air Corp. 1,915 59,423
Silgan Holdings, Inc. 1,168 63,282
Smurfit WestRock plc 6,769 292,082
1,997,694
Distributors ( 0 .1% )
Genuine Parts Co. 1,316 159,644
LKQ Corp. 2,443 90,415
Pool Corp. 343 99,978
350,037
Diversified Consumer Services ( 0 .1% )
ADT, Inc. 4,156 35,201
Adtalem Global Education, Inc. (a) 391 49,747
Bright Horizons Family Solutions, Inc. (a) 634 78,356
Duolingo, Inc., Class  A (a) 419 171,798
H&R Block, Inc. 1,481 81,292
Service Corp. International (b) 1,549 126,089
Stride, Inc. (a) 473 68,675
611,158
Shares Value
Diversified REITs ( 0 .1% )
Essential Properties Realty Trust, Inc. (b) 2,289 $ 73,042
WP Carey, Inc. 2,517 157,010
230,052
Diversified Telecommunication Services ( 0 .8% )
AT&T, Inc. 74,552 2,157,535
Verizon Communications, Inc. 43,714 1,891,505
4,049,040
Electric Utilities ( 1 .0% )
Alliant Energy Corp. 2,987 180,624
Constellation Energy Corp. 3,648 1,177,429
Evergy, Inc. 2,643 182,182
Eversource Energy 4,271 271,721
Exelon Corp. 11,763 510,749
IDACORP, Inc. 627 72,387
NextEra Energy, Inc. 23,979 1,664,622
NRG Energy, Inc. 2,253 361,787
Portland General Electric Co. 1,266 51,438
TXNM Energy, Inc. 970 54,630
Xcel Energy, Inc. (b) 6,710 456,951
4,984,520
Electrical Equipment ( 1 .4% )
Acuity, Inc. (b) 407 121,424
AMETEK, Inc. 3,046 551,204
Eaton Corp. plc 5,174 1,847,066
Emerson Electric Co. 7,436 991,442
GE Vernova, Inc. 3,179 1,682,168
Hubbell, Inc., Class  B 704 287,521
NEXTracker, Inc., Class  A (a) 1,903 103,466
nVent Electric plc 2,152 157,634
Regal Rexnord Corp. 873 126,550
Rockwell Automation, Inc. 1,490 494,933
Vertiv Holdings Co., Class  A 4,948 635,373
6,998,781
Electronic Equipment, Instruments & Components ( 1 .1% )
Amphenol Corp., Class  A 15,937 1,573,779
Arrow Electronics, Inc. (a) 490 62,441
Badger Meter, Inc. 388 95,041
CDW Corp. 1,361 243,061
Cognex Corp. 1,837 58,270
Coherent Corp. (a) 2,023 180,472
Corning, Inc. 8,122 427,136
Flex Ltd. (a) 3,838 191,593
Itron, Inc. (a) 596 78,451
Jabil, Inc. 1,079 235,330
Keysight Technologies, Inc. (a) 2,263 370,815
Littelfuse, Inc. 322 73,007
Ralliant Corp. (a) 1,494 72,444
TD SYNNEX Corp. 748 101,503
TE Connectivity plc 3,923 661,692
Teledyne Technologies, Inc. (a) 614 314,558
Trimble, Inc. (a) 3,182 241,768
Vontier Corp. 1,523 56,199
Zebra Technologies Corp., Class  A (a) 510 157,264
5,194,824
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 25,652 983,498

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Entertainment ( 2 .0% )
Electronic Arts, Inc. 2,348 $ 374,976
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,827 268,452
Liberty Media Corp-Liberty Live, Class  A (a) 745 59,213
Netflix, Inc. (a) 4,216 5,645,772
Roku, Inc., Class  A (a) 1,334 117,245
Take-Two Interactive Software, Inc. (a) 1,695 411,631
Walt Disney Co. (The) 20,117 2,494,709
Warner Bros Discovery, Inc. (a) 26,338 301,833
Warner Music Group Corp., Class  A 1,531 41,704
9,715,535
Financial Services ( 3 .0% )
Affirm Holdings, Inc., Class  A (a) 2,778 192,071
Apollo Global Management, Inc. 4,844 687,218
Corpay, Inc. (a) 704 233,601
Equitable Holdings, Inc. 3,607 202,353
Essent Group Ltd. 1,186 72,026
Euronet Worldwide, Inc. (a) 421 42,681
Fidelity National Information Services, Inc. 5,443 443,115
Fiserv, Inc. (a) 5,704 983,427
Jack Henry & Associates, Inc. 751 135,308
Jackson Financial, Inc., Class  A 840 74,583
Mastercard, Inc., Class  A 8,258 4,640,500
MGIC Investment Corp. 2,812 78,286
Mr Cooper Group, Inc. (a) 743 110,863
PayPal Holdings, Inc. (a) 10,046 746,619
PennyMac Financial Services, Inc. 378 37,664
Shift4 Payments, Inc., Class  A (a)(b) 684 67,791
Toast, Inc., Class  A (a) 4,662 206,480
Visa, Inc., Class  A (b) 16,603 5,894,895
Voya Financial, Inc. 1,140 80,940
14,930,421
Food Products ( 0 .8% )
Bunge Global SA 1,923 154,378
Campbell's Co. (The) 2,393 73,346
Conagra Brands, Inc. 6,186 126,627
Darling Ingredients, Inc. (a) 2,259 85,707
General Mills, Inc. 7,670 397,383
Hershey Co. (The) 2,133 353,971
Hormel Foods Corp. 4,200 127,050
Ingredion, Inc. 923 125,177
J.M. Smucker Co. (The) 1,502 147,496
Kellanova 3,790 301,419
Kraft Heinz Co. (The) 12,577 324,738
Lamb Weston Holdings, Inc. 1,755 90,997
McCormick & Co., Inc. (Non-Voting) 3,832 290,542
Mondelez International, Inc., Class  A 18,715 1,262,140
Pilgrim's Pride Corp. 600 26,988
Post Holdings, Inc. (a) 711 77,520
3,965,479
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 744 55,346
UGI Corp. (b) 2,497 90,941
146,287
Ground Transportation ( 1 .2% )
JB Hunt Transport Services, Inc. 2,041 293,088
Shares Value
Knight-Swift Transportation Holdings, Inc.,
Class  A 4,074 $ 180,193
Landstar System, Inc. 315 43,791
Lyft, Inc., Class  A (a) 3,959 62,394
Old Dominion Freight Line, Inc. 4,716 765,407
Ryder System, Inc. 1,038 165,042
Saia, Inc. (a) 631 172,888
Uber Technologies, Inc. (a) 20,845 1,944,838
Union Pacific Corp. 8,345 1,920,018
XPO, Inc. (a) 2,967 374,702
5,922,361
Health Care Equipment & Supplies ( 2 .7% )
Abbott Laboratories 18,936 2,575,485
Align Technology, Inc. (a) 662 125,336
Baxter International, Inc. 5,577 168,872
Becton Dickinson & Co. 3,035 522,779
Boston Scientific Corp. (a) 16,142 1,733,812
Cooper Cos., Inc. (The) (a) 1,959 139,402
Dexcom, Inc. (a) 4,047 353,263
Edwards Lifesciences Corp. (a) 6,294 492,254
GE HealthCare Technologies, Inc. 4,999 370,276
Glaukos Corp. (a) 578 59,702
Globus Medical, Inc., Class  A (a) 1,079 63,683
Hologic, Inc. (a) 2,420 157,687
IDEXX Laboratories, Inc. (a) 872 467,688
Insulet Corp. (a) 767 240,976
Intuitive Surgical, Inc. (a) 3,904 2,121,473
Medtronic plc 14,029 1,222,908
Merit Medical Systems, Inc. (a) 630 58,892
Penumbra, Inc. (a) 411 105,475
ResMed, Inc. 1,595 411,510
STERIS plc 1,074 257,996
Stryker Corp. 3,917 1,549,683
Teleflex, Inc. 360 42,610
Zimmer Biomet Holdings, Inc. 2,164 197,378
13,439,140
Health Care Providers & Services ( 1 .6% )
Centene Corp. (a) 5,273 286,218
Chemed Corp. 157 76,448
Cigna Group (The) 2,880 952,070
CorVel Corp. (a) 342 35,151
CVS Health Corp. 13,841 954,752
DaVita, Inc. (a) 515 73,362
Elevance Health, Inc. 2,417 940,116
Encompass Health Corp. 1,087 133,299
Ensign Group, Inc. (The) 608 93,790
Guardant Health, Inc. (a) 1,286 66,923
HealthEquity, Inc. (a) 872 91,351
Henry Schein, Inc. (a) 1,350 98,618
Humana, Inc. 1,255 306,822
Labcorp Holdings, Inc. 913 239,672
Molina Healthcare, Inc. (a) 585 174,272
Option Care Health, Inc. (a) 1,769 57,457
Quest Diagnostics, Inc. 1,216 218,430
UnitedHealth Group, Inc. 9,815 3,061,986
7,860,737
Health Care REITs ( 0 .4% )
Alexandria Real Estate Equities, Inc. 1,788 129,862

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Health Care REITs (cont’d)
American Healthcare REIT, Inc. 1,838 $ 67,528
CareTrust REIT, Inc. 2,215 67,779
Healthcare Realty Trust, Inc., Class  A 4,067 64,503
Healthpeak Properties, Inc. 8,065 141,218
Omega Healthcare Investors, Inc. 3,367 123,401
Ventas, Inc. 5,233 330,464
Welltower, Inc. 7,621 1,171,576
2,096,331
Health Care Technology ( 0 .1% )
Doximity, Inc., Class  A (a) 1,377 84,465
Veeva Systems, Inc., Class  A (a) 1,549 446,081
Waystar Holding Corp. (a) 941 38,459
569,005
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. 7,975 122,496
Ryman Hospitality Properties, Inc. 706 69,661
192,157
Hotels, Restaurants & Leisure ( 2 .0% )
Airbnb, Inc., Class  A (a) 4,294 568,268
Aramark 3,770 157,850
Booking Holdings, Inc. 333 1,927,817
Brinker International, Inc. (a) 631 113,788
Cava Group, Inc. (a)(b) 957 80,608
Chipotle Mexican Grill, Inc., Class  A (a) 19,364 1,087,289
Choice Hotels International, Inc. (b) 295 37,430
Darden Restaurants, Inc. 1,690 368,369
Domino's Pizza, Inc. 493 222,146
DoorDash, Inc., Class  A (a) 3,519 867,469
Hilton Worldwide Holdings, Inc. 2,604 693,549
Hyatt Hotels Corp., Class  A 448 62,563
Life Time Group Holdings, Inc. (a) 1,137 34,485
Marriott International, Inc., Class  A 2,547 695,866
Planet Fitness, Inc., Class  A (a) 935 101,962
Shake Shack, Inc., Class  A (a) 550 77,330
Starbucks Corp. 16,421 1,504,656
Texas Roadhouse, Inc., Class  A 955 178,976
Vail Resorts, Inc. 405 63,638
Wingstop, Inc. 401 135,033
Wyndham Hotels & Resorts, Inc. 843 68,460
Yum! Brands, Inc. 4,019 595,535
9,643,087
Household Durables ( 0 .3% )
DR Horton, Inc. 3,032 390,885
Lennar Corp., Class  A 2,629 290,794
Mohawk Industries, Inc. (a) 431 45,186
NVR, Inc. (a) 32 236,341
PulteGroup, Inc. 2,321 244,773
Somnigroup International, Inc. (b) 1,911 130,044
Taylor Morrison Home Corp., Class  A (a) 1,149 70,572
Toll Brothers, Inc. 1,048 119,608
TopBuild Corp. (a) 330 106,834
1,635,037
Household Products ( 1 .0% )
Church & Dwight Co., Inc. 2,341 224,994
Clorox Co. (The) 1,080 129,676
Colgate-Palmolive Co. 7,707 700,566
Shares Value
Kimberly-Clark Corp. 3,154 $ 406,614
Procter & Gamble Co. (The) 22,192 3,535,629
4,997,479
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 6,885 72,430
Brookfield Renewable Corp. (b) 1,685 55,234
Clearway Energy, Inc., Class  C 1,084 34,688
162,352
Industrial REITs ( 0 .3% )
Americold Realty Trust, Inc. 2,946 48,992
EastGroup Properties, Inc. 606 101,275
First Industrial Realty Trust, Inc. 1,530 73,639
Lineage, Inc. (b) 719 31,291
Prologis, Inc. 10,771 1,132,247
Rexford Industrial Realty, Inc. 2,748 97,746
STAG Industrial, Inc. 2,162 78,437
Terreno Realty Corp. (b) 1,180 66,163
1,629,790
Insurance ( 2 .5% )
Aflac, Inc. 5,771 608,610
Allstate Corp. (The) 3,130 630,100
American Financial Group, Inc. 847 106,900
American International Group, Inc. 6,826 584,237
Aon plc, Class  A 2,485 886,549
Arch Capital Group Ltd. 4,306 392,061
Arthur J Gallagher & Co. 2,838 908,501
Axis Capital Holdings Ltd. 915 94,995
Brown & Brown, Inc. 2,659 294,803
Cincinnati Financial Corp. 1,823 271,481
Everest Group Ltd. 505 171,624
First American Financial Corp. 1,095 67,222
Globe Life, Inc. 980 121,804
Hanover Insurance Group, Inc. (The) 422 71,685
Hartford Insurance Group, Inc. (The) 3,365 426,918
Kinsale Capital Group, Inc. 262 126,782
Lincoln National Corp. 2,009 69,511
Marsh & McLennan Cos., Inc. 5,853 1,279,700
MetLife, Inc. 6,754 543,157
Old Republic International Corp. 2,704 103,942
Primerica, Inc. 388 106,184
Principal Financial Group, Inc. 2,646 210,172
Progressive Corp. (The) 6,952 1,855,211
Prudential Financial, Inc. 4,201 451,355
Reinsurance Group of America, Inc. 783 155,316
RenaissanceRe Holdings Ltd. 551 133,838
Ryan Specialty Holdings, Inc., Class  A 1,270 86,347
Selective Insurance Group, Inc. 715 61,955
Travelers Cos., Inc. (The) 2,682 717,542
Unum Group 2,057 166,123
W. R. Berkley Corp. 3,532 259,496
Willis Towers Watson plc 1,173 359,525
12,323,646
Interactive Media & Services ( 3 .6% )
Alphabet, Inc., Class  A 97,931 17,258,380
Pinterest, Inc., Class  A (a) 6,069 217,634
Snap, Inc., Class  A (a) 9,342 81,182
17,557,196

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
IT Services ( 1 .6% )
Accenture plc, Class  A 6,477 $ 1,935,911
Akamai Technologies, Inc. (a) 1,500 119,640
Amdocs Ltd. 1,147 104,652
Cloudflare, Inc., Class  A (a) 3,155 617,844
Cognizant Technology Solutions Corp., Class  A 5,088 397,017
EPAM Systems, Inc. (a) 478 84,520
Gartner, Inc. (a) 829 335,098
GoDaddy, Inc., Class  A (a) 1,467 264,148
International Business Machines Corp. 9,578 2,823,403
Kyndryl Holdings, Inc. (a) 2,345 98,396
MongoDB, Inc., Class  A (a) 741 155,603
Snowflake, Inc., Class  A (a) 3,291 736,427
Twilio, Inc., Class  A (a) 1,504 187,037
VeriSign, Inc. 858 247,790
8,107,486
Leisure Products ( 0 .0% ) (c)
Hasbro, Inc. 1,248 92,127
Mattel, Inc. (a) 3,114 61,408
153,535
Life Sciences Tools & Services ( 1 .0% )
Agilent Technologies, Inc. 3,100 365,831
Avantor, Inc. (a) 6,200 83,452
Bio-Rad Laboratories, Inc., Class  A (a) 143 34,509
Bio-Techne Corp. 1,409 72,493
Bruker Corp. 760 31,312
Charles River Laboratories International, Inc. (a) 496 75,258
Danaher Corp. 7,146 1,411,621
Illumina, Inc. (a) 1,520 145,023
IQVIA Holdings, Inc. (a) 1,779 280,353
Medpace Holdings, Inc. (a) 265 83,173
Mettler-Toledo International, Inc. (a) 226 265,487
PerkinElmer, Inc. 1,285 124,285
Repligen Corp. (a) 545 67,787
Thermo Fisher Scientific, Inc. 4,068 1,649,411
Waters Corp. (a) 651 227,225
West Pharmaceutical Services, Inc. 711 155,567
5,072,787
Machinery ( 2 .6% )
AGCO Corp. 819 84,488
Allison Transmission Holdings, Inc. 1,109 105,344
Caterpillar, Inc. 6,092 2,364,975
Chart Industries, Inc. (a) 584 96,156
CNH Industrial NV 10,717 138,892
Cummins, Inc. 1,795 587,862
Deere & Co. 3,322 1,689,204
Donaldson Co., Inc. (b) 1,549 107,423
Dover Corp. 1,808 331,280
Esab Corp. 751 90,533
ESCO Technologies, Inc. 340 65,236
Federal Signal Corp. 786 83,646
Flowserve Corp. 1,722 90,147
Fortive Corp. 4,482 233,647
Gates Industrial Corp. plc (a) 3,350 77,150
Graco, Inc. 2,189 188,188
IDEX Corp. 999 175,394
Illinois Tool Works, Inc. 3,869 956,610
Ingersoll Rand, Inc. 5,335 443,765
Shares Value
ITT, Inc. 1,047 $ 164,201
JBT Marel Corp. 672 80,815
Lincoln Electric Holdings, Inc. 706 146,368
Middleby Corp. (The) (a) 699 100,656
Mueller Industries, Inc. 1,425 113,245
Nordson Corp. 679 145,557
Oshkosh Corp. 846 96,055
Otis Worldwide Corp. 5,224 517,280
PACCAR, Inc. 6,827 648,975
Parker-Hannifin Corp. 1,689 1,179,716
Pentair plc 2,167 222,464
Snap-on, Inc. 685 213,158
SPX Technologies, Inc. (a)(b) 601 100,776
Stanley Black & Decker, Inc. (b) 1,884 127,641
Timken Co. (The) 829 60,144
Toro Co. (The) 1,256 88,774
Watts Water Technologies, Inc., Class  A 358 88,029
Westinghouse Air Brake Technologies Corp. 2,242 469,363
Xylem, Inc. 3,205 414,599
12,887,756
Media ( 0 .6% )
Charter Communications, Inc., Class  A (a) 982 401,451
Comcast Corp., Class  A 38,352 1,368,783
Interpublic Group of Cos., Inc. (The) 4,123 100,931
Liberty Broadband Corp., Class  C (a) 1,350 132,813
New York Times Co. (The), Class  A 1,787 100,036
Nexstar Media Group, Inc., Class  A 314 54,306
Omnicom Group, Inc. 1,949 140,211
Paramount Global, Class  B 6,485 83,657
Sirius XM Holdings, Inc. 2,406 55,266
Trade Desk, Inc. (The), Class  A (a) 4,390 316,036
2,753,490
Metals & Mining ( 0 .4% )
Carpenter Technology Corp. 1,250 345,475
Commercial Metals Co. 2,944 143,991
Nucor Corp. 5,963 772,447
Reliance, Inc. 1,366 428,788
Steel Dynamics, Inc. 3,607 461,732
2,152,433
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 10,741 98,710
Annaly Capital Management, Inc. 7,182 135,165
Rithm Capital Corp. 6,275 70,845
Starwood Property Trust, Inc. (b) 3,795 76,165
380,885
Multi-Utilities ( 0 .7% )
Ameren Corp. 3,212 308,481
CMS Energy Corp. (b) 3,464 239,986
Consolidated Edison, Inc. 4,192 420,667
Dominion Energy, Inc. (b) 9,928 561,131
DTE Energy Co. 2,411 319,361
NiSource, Inc. 5,472 220,740
Public Service Enterprise Group, Inc. 5,810 489,086
Sempra 7,598 575,700
WEC Energy Group, Inc. 3,715 387,103
3,522,255

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Office REITs ( 0 .1% )
BXP, Inc. 1,841 $ 124,212
COPT Defense Properties 1,313 36,213
Cousins Properties, Inc. 1,939 58,228
Kilroy Realty Corp. 1,346 46,181
Vornado Realty Trust 2,093 80,037
344,871
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. 17,346 728,705
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 651 55,979
Passenger Airlines ( 0 .2% )
Alaska Air Group, Inc. (a) 3,135 155,120
American Airlines Group, Inc. (a)(b) 16,724 187,643
Delta Air Lines, Inc. 16,810 826,716
1,169,479
Personal Care Products ( 0 .1% )
BellRing Brands, Inc. (a) 1,199 69,458
elf Beauty, Inc. (a) 448 55,749
Estee Lauder Cos., Inc. (The), Class  A 2,021 163,297
Kenvue, Inc. 18,277 382,538
671,042
Pharmaceuticals ( 2 .5% )
Bristol-Myers Squibb Co. 22,277 1,031,202
Corcept Therapeutics, Inc. (a) 1,026 75,308
Elanco Animal Health, Inc. (a) 5,391 76,984
Eli Lilly & Co. 8,263 6,441,256
Jazz Pharmaceuticals plc (a)(b) 643 68,235
Merck & Co., Inc. 27,166 2,150,461
Pfizer, Inc. 61,262 1,484,991
Royalty Pharma plc, Class  A 4,218 151,975
Zoetis, Inc., Class  A 4,874 760,100
12,240,512
Professional Services ( 0 .8% )
Amentum Holdings, Inc. (a) 2,055 48,518
Automatic Data Processing, Inc. 4,205 1,296,822
Booz Allen Hamilton Holding Corp., Class  A 1,228 127,872
Broadridge Financial Solutions, Inc. 1,212 294,552
Dayforce, Inc. (a) 1,569 86,907
Equifax, Inc. 1,383 358,709
ExlService Holdings, Inc. (a) 1,623 71,071
FTI Consulting, Inc. (a) 357 57,655
Genpact Ltd. 1,658 72,969
Parsons Corp. (a) 375 26,914
Paychex, Inc. 3,342 486,127
Paycom Software, Inc. 530 122,642
Paylocity Holding Corp. (a) 462 83,710
Robert Half, Inc. 754 30,952
Science Applications International Corp. 494 55,629
SS&C Technologies Holdings, Inc. 2,221 183,899
TransUnion 2,169 190,872
UL Solutions, Inc., Class  A 688 50,128
Verisk Analytics, Inc., Class  A 1,562 486,563
4,132,511
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 3,448 483,134
Shares Value
CoStar Group, Inc. (a) 4,659 $ 374,584
Jones Lang LaSalle, Inc. (a) 548 140,167
Zillow Group, Inc., Class  C (a) 2,201 154,180
1,152,065
Residential REITs ( 0 .4% )
AvalonBay Communities, Inc. (b) 1,653 336,385
Camden Property Trust 1,223 137,820
Equity LifeStyle Properties, Inc. 2,173 134,009
Equity Residential 4,395 296,619
Essex Property Trust, Inc. 745 211,133
Invitation Homes, Inc. 7,115 233,372
Mid-America Apartment Communities, Inc. 1,353 200,257
Sun Communities, Inc. 1,470 185,940
UDR, Inc. 3,843 156,910
1,892,445
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 3,539 92,156
Federal Realty Investment Trust 996 94,610
Kimco Realty Corp. 7,719 162,253
Kite Realty Group Trust 2,533 57,372
NNN REIT, Inc. 2,171 93,744
Phillips Edison & Co., Inc. 1,453 50,899
Realty Income Corp. 10,510 605,481
Regency Centers Corp. (b) 2,101 149,654
Simon Property Group, Inc. 3,773 606,548
1,912,717
Semiconductors & Semiconductor Equipment ( 12 .3% )
Advanced Micro Devices, Inc. (a) 16,518 2,343,904
Allegro MicroSystems, Inc. (a)(b) 1,271 43,455
Analog Devices, Inc. 5,134 1,221,995
Applied Materials, Inc. 8,236 1,507,765
Astera Labs, Inc. (a) 1,137 102,808
Broadcom, Inc. 42,548 11,728,356
Cirrus Logic, Inc. (a) 536 55,881
Enphase Energy, Inc. (a) 796 31,561
Entegris, Inc. 1,356 109,361
First Solar, Inc. (a) 854 141,371
Intel Corp. 44,224 990,618
KLA Corp. 1,369 1,226,268
Lam Research Corp. 13,211 1,285,959
Lattice Semiconductor Corp. (a)(b) 1,119 54,820
Marvell Technology, Inc. 8,677 671,600
Microchip Technology, Inc. 5,483 385,839
Micron Technology, Inc. 11,538 1,422,058
MKS, Inc. (b) 879 87,337
Monolithic Power Systems, Inc. 476 348,137
NVIDIA Corp. 206,532 32,629,991
ON Semiconductor Corp. (a) 4,016 210,479
Qorvo, Inc. (a) 932 79,136
QUALCOMM, Inc. 11,376 1,811,742
Rambus, Inc. (a) 1,102 70,550
Skyworks Solutions, Inc. 1,418 105,669
Teradyne, Inc. 1,488 133,801
Texas Instruments, Inc. 9,410 1,953,704
Universal Display Corp. 425 65,645
60,819,810
Software ( 11 .5% )
ACI Worldwide, Inc. (a) 1,073 49,261

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Adobe, Inc. (a) 4,342 $ 1,679,833
ANSYS, Inc. (a) 908 318,908
Appfolio, Inc., Class  A (a) 227 52,274
AppLovin Corp., Class  A (a) 2,199 769,826
Atlassian Corp., Class  A (a) 1,601 325,147
Autodesk, Inc. (a) 2,214 685,388
Bentley Systems, Inc., Class  B 1,313 70,863
Box, Inc., Class  A (a) 1,441 49,239
Cadence Design Systems, Inc. (a) 2,817 868,059
CCC Intelligent Solutions Holdings, Inc. (a)(b) 5,369 50,522
Clearwater Analytics Holdings, Inc., Class  A (a) 2,342 51,360
CommVault Systems, Inc. (a) 448 78,100
Confluent, Inc., Class  A (a) 2,752 68,607
Crowdstrike Holdings, Inc., Class  A (a) 2,477 1,261,561
Datadog, Inc., Class  A (a) 3,182 427,438
Docusign, Inc., Class  A (a) 2,074 161,544
Dolby Laboratories, Inc., Class  A 629 46,710
Dropbox, Inc., Class  A (a) 2,300 65,780
Dynatrace, Inc. (a) 3,064 169,163
Elastic NV (a) 919 77,499
Fair Isaac Corp. (a) 265 484,409
Fortinet, Inc. (a) 6,593 697,012
Gen Digital, Inc. 5,821 171,137
Guidewire Software, Inc. (a) 867 204,135
HubSpot, Inc. (a) 515 286,664
Intuit, Inc. 2,818 2,219,541
Manhattan Associates, Inc. (a) 541 106,831
MARA Holdings, Inc. (a)(b) 2,582 40,486
Microsoft Corp. 64,523 32,094,385
Nutanix, Inc., Class  A (a) 2,653 202,795
Oracle Corp. 17,031 3,723,488
Palo Alto Networks, Inc. (a) 6,852 1,402,193
PTC, Inc. (a) 1,231 212,151
Q2 Holdings, Inc. (a) 615 57,558
Qualys, Inc. (a) 372 53,148
Roper Technologies, Inc. 1,111 629,759
Salesforce, Inc. 9,554 2,605,280
Samsara, Inc., Class  A (a) 2,907 115,641
SentinelOne, Inc., Class  A (a)(b) 2,716 49,649
ServiceNow, Inc. (a) 2,140 2,200,091
SPS Commerce, Inc. (a) 321 43,685
Synopsys, Inc. (a) 1,598 819,263
Tyler Technologies, Inc. (a) 444 263,221
Varonis Systems, Inc., Class  B (a) 1,107 56,180
Workday, Inc., Class  A (a) 2,217 532,080
Zscaler, Inc. (a) 1,003 314,882
56,912,746
Specialized REITs ( 1 .1% )
American Tower Corp. 5,441 1,202,570
Crown Castle, Inc. 5,061 519,917
CubeSmart 2,631 111,817
Digital Realty Trust, Inc. 3,920 683,374
Equinix, Inc. 1,133 901,267
Extra Space Storage, Inc. 2,440 359,754
Iron Mountain, Inc. 3,037 311,505
Lamar Advertising Co., Class  A 1,017 123,423
National Storage Affiliates Trust 828 26,488
Public Storage 1,848 542,240
Shares Value
SBA Communications Corp., Class  A 1,235 $ 290,027
Weyerhaeuser Co. 6,806 174,846
5,247,228
Specialty Retail ( 2 .0% )
AutoNation, Inc. (a) 270 53,636
AutoZone, Inc. (a) 158 586,532
Bath & Body Works, Inc. 2,013 60,310
Best Buy Co., Inc. 1,826 122,579
Boot Barn Holdings, Inc. (a) 286 43,472
Burlington Stores, Inc. (a) 597 138,886
CarMax, Inc. (a) 1,449 97,387
Carvana Co., Class  A (a)(b) 1,169 393,906
Chewy, Inc., Class  A (a) 1,826 77,824
Dick's Sporting Goods, Inc. 521 103,059
Five Below, Inc. (a) 453 59,425
Floor & Decor Holdings, Inc., Class  A (a) 916 69,579
GameStop Corp., Class  A (a) 3,858 94,097
Gap, Inc. (The) 2,300 50,163
Group 1 Automotive, Inc. 118 51,532
Home Depot, Inc. (The) 9,417 3,452,649
Lithia Motors, Inc., Class  A 243 82,090
Lowe's Cos., Inc. 5,331 1,182,789
O'Reilly Automotive, Inc. (a) 8,248 743,392
Penske Automotive Group, Inc. 174 29,895
Ross Stores, Inc. 3,063 390,778
TJX Cos., Inc. (The) 10,610 1,310,229
Tractor Supply Co. 5,033 265,591
Ulta Beauty, Inc. (a) 434 203,034
Urban Outfitters, Inc. (a) 532 38,591
Williams-Sonoma, Inc. 1,126 183,955
9,885,380
Technology Hardware, Storage & Peripherals ( 5 .9% )
Apple, Inc. 131,861 27,053,922
Dell Technologies, Inc., Class  C 3,168 388,397
Hewlett Packard Enterprise Co. 13,547 277,036
HP, Inc. 9,092 222,390
NetApp, Inc. 2,131 227,058
Pure Storage, Inc., Class  A (a) 3,204 184,486
Sandisk Corp. (a) 1,197 54,284
Seagate Technology Holdings plc 2,190 316,083
Super Micro Computer, Inc. (a)(b) 4,980 244,070
Western Digital Corp. 3,584 229,340
29,197,066
Textiles, Apparel & Luxury Goods ( 0 .3% )
Crocs, Inc. (a) 511 51,754
Deckers Outdoor Corp. (a) 1,253 129,147
Lululemon Athletica, Inc. (a) 927 220,237
NIKE, Inc., Class  B 10,731 762,330
Ralph Lauren Corp., Class  A 365 100,112
Tapestry, Inc. 1,970 172,986
VF Corp. 2,276 26,743
1,463,309
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,376 80,482
Applied Industrial Technologies, Inc. 499 115,993
Core & Main, Inc., Class  A (a) 2,503 151,056
Fastenal Co. 10,904 457,968
Ferguson Enterprises, Inc. 1,860 405,015

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Trading Companies & Distributors (cont’d)
FTAI Aviation Ltd. 1,330 $ 153,003
GATX Corp. 468 71,866
SiteOne Landscape Supply, Inc. (a) 416 50,311
United Rentals, Inc. 856 644,911
Watsco, Inc. 465 205,353
WESCO International, Inc. 451 83,525
WW Grainger, Inc. 429 446,263
2,865,746
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 2,267 315,362
Essential Utilities, Inc. 2,928 108,746
424,108
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. 4,778 1,138,406
Total Common Stocks
(Cost $397,240,633) 492,692,829
Short-Term Investments (0.3%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $718,763)
718,763 718,763
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $567,944)
567,944 567,944
Total Short-Term Investments
(Cost $1,286,707) 1,286,707
–
Total Investments ( 100 .1% )
(Cost $ 398,527,340 ) including
$ 10,162,925 of Securities Loaned (e) 493,979,536
Liabilities in Excess of Other Assets
(
-0.1%
) (348,447)
NET ASSETS (100.0%) $ 493,631,089
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 10,162,925 and $ 10,407,572 , respectively. The Fund received cash collateral of $ 567,944 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 9,839,628 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $924 relating to the Fund’s investment in the Liquidity Fund.
(e) At June 30, 2025, the aggregate cost for federal income tax purposes is $398,527,340. The aggregate gross unrealized appreciation is
$108,689,917 and the aggregate gross unrealized depreciation is $13,237,721, resulting in net unrealized appreciation of
$95,452,196.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 33 .5%
Financials 15 .4
Industrials 10 .7
Health Care 10 .1
Consumer Discretionary 9 .4
Other** 8 .1
Communication Services 7 .1
Consumer Staples 5 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .3% )
Axon Enterprise, Inc. (a) 95 $ 78,654
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 39 4,456
FedEx Corp. 88 20,003
United Parcel Service, Inc., Class  B 409 41,284
65,743
Automobile Components ( 0 .0% ) (b)
Aptiv plc (a) 71 4,843
BorgWarner, Inc. 168 5,625
10,468
Automobiles ( 0 .2% )
Ford Motor Co. 5,013 54,391
Banks ( 5 .3% )
Bank of America Corp. 8,563 405,201
BOK Financial Corp. 29 2,831
Cadence Bank (c) 91 2,910
East West Bancorp, Inc. 175 17,672
Hancock Whitney Corp. 63 3,616
JPMorgan Chase & Co. 3,152 913,796
Popular, Inc. 86 9,478
Synovus Financial Corp. 177 9,160
UMB Financial Corp. 93 9,780
United Bankshares, Inc. 46 1,676
Zions Bancorp NA 186 9,661
1,385,781
Beverages ( 2 .2% )
Coca-Cola Co. (The) 4,992 353,184
PepsiCo, Inc. 1,759 232,258
585,442
Biotechnology ( 1 .6% )
Alkermes plc (a) 207 5,922
Amgen, Inc. 690 192,655
Blueprint Medicines Corp. (a) 79 10,126
Insmed, Inc. (a) 225 22,644
Neurocrine Biosciences, Inc. (a) 122 15,334
Revolution Medicines, Inc. (a) 46 1,692
United Therapeutics Corp. (a) 56 16,092
Vertex Pharmaceuticals, Inc. (a) 329 146,471
410,936
Broadline Retail ( 3 .6% )
Amazon.com, Inc. (a) 4,059 890,504
eBay, Inc. 591 44,006
Etsy, Inc. (a) 132 6,621
941,131
Building Products ( 0 .7% )
AAON, Inc. (c) 29 2,139
Allegion plc 72 10,377
AZEK Co., Inc. (The), Class  A (a) 170 9,239
Johnson Controls International plc 316 33,376
Simpson Manufacturing Co., Inc. 53 8,231
Trane Technologies plc 286 125,099
188,461
Shares Value
Capital Markets ( 3 .1% )
Ameriprise Financial, Inc. 67 $ 35,760
Cboe Global Markets, Inc. 134 31,250
CME Group, Inc. 462 127,336
FactSet Research Systems, Inc. 49 21,917
Hamilton Lane, Inc., Class  A 20 2,842
Intercontinental Exchange, Inc. 184 33,758
Invesco Ltd. 339 5,346
KKR & Co., Inc. 489 65,052
LPL Financial Holdings, Inc. 28 10,499
MarketAxess Holdings, Inc. 29 6,477
Moody's Corp. 203 101,823
MSCI, Inc., Class  A 96 55,367
Nasdaq, Inc. 551 49,270
Raymond James Financial, Inc. (c) 207 31,748
S&P Global, Inc. 394 207,752
Tradeweb Markets, Inc., Class  A 149 21,814
808,011
Chemicals ( 0 .3% )
Eastman Chemical Co. 69 5,151
Ecolab, Inc. 139 37,452
International Flavors & Fragrances, Inc. 192 14,122
Mosaic Co. (The) 235 8,573
65,298
Commercial Services & Supplies ( 0 .0% ) (b)
Tetra Tech, Inc. 337 12,119
Communications Equipment ( 1 .8% )
Cisco Systems, Inc. 5,086 352,867
Juniper Networks, Inc. 425 16,970
Motorola Solutions, Inc. 213 89,558
459,395
Construction & Engineering ( 0 .3% )
Comfort Systems USA, Inc. 38 20,376
Quanta Services, Inc. 135 51,041
71,417
Consumer Finance ( 1 .8% )
Ally Financial, Inc. 352 13,710
American Express Co. 712 227,114
Capital One Financial Corp. 812 172,761
SLM Corp. 266 8,722
SoFi Technologies, Inc. (a) 1,423 25,913
Synchrony Financial 488 32,569
480,789
Consumer Staples Distribution & Retail ( 0 .0% ) (b)
Albertsons Cos., Inc., Class  A 139 2,990
Containers & Packaging ( 0 .1% )
Amcor plc 1,278 11,745
Ball Corp. 182 10,208
Crown Holdings, Inc. 47 4,840
Smurfit WestRock plc 147 6,343
33,136
Diversified Consumer Services ( 0 .1% )
Duolingo, Inc., Class  A (a) 45 18,451
H&R Block, Inc. 101 5,544
23,995

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Diversified REITs ( 0 .0% ) (b)
WP Carey, Inc. 139 $ 8,671
Diversified Telecommunication Services ( 1 .2% )
AT&T, Inc. 2,304 66,678
Verizon Communications, Inc. 5,426 234,783
301,461
Electric Utilities ( 1 .2% )
Constellation Energy Corp. 402 129,749
Eversource Energy 227 14,442
Exelon Corp. 1,299 56,403
NextEra Energy, Inc. 1,395 96,841
Portland General Electric Co. 84 3,413
300,848
Electrical Equipment ( 0 .7% )
GE Vernova, Inc. 351 185,732
Electronic Equipment, Instruments & Components ( 0 .9% )
Amphenol Corp., Class  A 653 64,484
CDW Corp. 168 30,003
Itron, Inc. (a) 50 6,582
Jabil, Inc. 35 7,633
Keysight Technologies, Inc. (a) 219 35,885
TE Connectivity plc 381 64,263
Trimble, Inc. (a) 305 23,174
232,024
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 1,273 48,807
Entertainment ( 3 .0% )
Electronic Arts, Inc. 291 46,472
Netflix, Inc. (a) 544 728,487
774,959
Financial Services ( 5 .8% )
Affirm Holdings, Inc., Class  A (a) 345 23,853
Equitable Holdings, Inc. 239 13,408
Mastercard, Inc., Class  A 1,056 593,409
MGIC Investment Corp. 300 8,352
PayPal Holdings, Inc. (a) 1,247 92,677
Toast, Inc., Class  A (a) 578 25,600
Visa, Inc., Class  A (c) 2,143 760,872
1,518,171
Food Products ( 0 .5% )
Campbell's Co. (The) 252 7,724
General Mills, Inc. 702 36,371
Hershey Co. (The) 94 15,599
J.M. Smucker Co. (The) 66 6,481
Mondelez International, Inc., Class  A 888 59,887
126,062
Gas Utilities ( 0 .0% ) (b)
Southwest Gas Holdings, Inc. 82 6,100
UGI Corp. 69 2,513
8,613
Health Care Equipment & Supplies ( 3 .1% )
Boston Scientific Corp. (a) 1,897 203,757
GE HealthCare Technologies, Inc. 587 43,479
Glaukos Corp. (a) 70 7,230
Hologic, Inc. (a) 284 18,505
Shares Value
Intuitive Surgical, Inc. (a) 458 $ 248,882
Medtronic plc 652 56,835
ResMed, Inc. 187 48,246
Stryker Corp. 460 181,990
808,924
Health Care Providers & Services ( 0 .9% )
Centene Corp. (a) 633 34,359
HealthEquity, Inc. (a) 94 9,848
Henry Schein, Inc. (a) 158 11,542
UnitedHealth Group, Inc. 594 185,310
241,059
Health Care REITs ( 0 .2% )
Alexandria Real Estate Equities, Inc. 220 15,978
Ventas, Inc. 578 36,501
52,479
Health Care Technology ( 0 .0% ) (b)
Doximity, Inc., Class  A (a) 170 10,428
Hotel & Resort REITs ( 0 .0% ) (b)
Host Hotels & Resorts, Inc. 423 6,497
Hotels, Restaurants & Leisure ( 1 .4% )
Booking Holdings, Inc. 26 150,520
Hilton Worldwide Holdings, Inc. 299 79,636
Hyatt Hotels Corp., Class  A 51 7,122
Marriott International, Inc., Class  A 291 79,504
Texas Roadhouse, Inc., Class  A 30 5,623
Vail Resorts, Inc. 14 2,200
Yum! Brands, Inc. 357 52,900
377,505
Household Durables ( 0 .2% )
PulteGroup, Inc. 256 26,998
Taylor Morrison Home Corp., Class  A (a) 123 7,555
Toll Brothers, Inc. 125 14,266
TopBuild Corp. (a) 34 11,007
59,826
Household Products ( 2 .6% )
Church & Dwight Co., Inc. 316 30,371
Clorox Co. (The) 158 18,971
Colgate-Palmolive Co. 1,042 94,718
Kimberly-Clark Corp. 426 54,920
Procter & Gamble Co. (The) 3,017 480,668
679,648
Independent Power and Renewable Electricity Producers ( 0 .0% ) (b)
AES Corp. (The) 502 5,281
Industrial REITs ( 0 .1% )
EastGroup Properties, Inc. 64 10,696
Rexford Industrial Realty, Inc. 304 10,813
STAG Industrial, Inc. 238 8,635
30,144
Insurance ( 2 .0% )
American International Group, Inc. 324 27,731
Aon plc, Class  A 189 67,428
Axis Capital Holdings Ltd. 97 10,070
First American Financial Corp. 46 2,824
Hartford Insurance Group, Inc. (The) 364 46,181
Primerica, Inc. 42 11,494

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Principal Financial Group, Inc. 286 $ 22,717
Progressive Corp. (The) 752 200,679
Prudential Financial, Inc. 454 48,778
Travelers Cos., Inc. (The) 259 69,293
Unum Group 135 10,902
518,097
Interactive Media & Services ( 5 .4% )
Alphabet, Inc., Class  A 7,885 1,389,573
Pinterest, Inc., Class  A (a) 753 27,003
1,416,576
IT Services ( 1 .8% )
Akamai Technologies, Inc. (a) 184 14,676
Cognizant Technology Solutions Corp., Class  A 193 15,060
GoDaddy, Inc., Class  A (a) 182 32,771
International Business Machines Corp. 1,195 352,262
Twilio, Inc., Class  A (a) 163 20,270
VeriSign, Inc. 106 30,613
465,652
Life Sciences Tools & Services ( 0 .3% )
Bio-Rad Laboratories, Inc., Class  A (a) 11 2,655
Bio-Techne Corp. 72 3,704
Thermo Fisher Scientific, Inc. 148 60,008
Waters Corp. (a) 21 7,330
73,697
Machinery ( 1 .3% )
AGCO Corp. 29 2,991
Cummins, Inc. 174 56,985
Deere & Co. 322 163,734
IDEX Corp. 97 17,030
JBT Marel Corp. 65 7,817
Otis Worldwide Corp. 222 21,982
Parker-Hannifin Corp. 47 32,828
Toro Co. (The) 126 8,906
Westinghouse Air Brake Technologies Corp. 79 16,539
328,812
Media ( 0 .8% )
Comcast Corp., Class  A 4,760 169,884
Interpublic Group of Cos., Inc. (The) 196 4,798
New York Times Co. (The), Class  A 205 11,476
Omnicom Group, Inc. 93 6,690
Paramount Global, Class  B 474 6,115
198,963
Metals & Mining ( 0 .1% )
Steel Dynamics, Inc. 128 16,385
Mortgage Real Estate Investment Trusts (REITs) ( 0 .0% ) (b)
Annaly Capital Management, Inc. 495 9,316
Rithm Capital Corp. 243 2,743
12,059
Multi-Utilities ( 0 .9% )
CMS Energy Corp. (c) 382 26,465
Consolidated Edison, Inc. 463 46,462
Dominion Energy, Inc. (c) 714 40,355
DTE Energy Co. 149 19,737
NiSource, Inc. 121 4,881
Public Service Enterprise Group, Inc. 344 28,958
Shares Value
Sempra 839 $ 63,571
230,429
Office REITs ( 0 .0% ) (b)
COPT Defense Properties 64 1,765
Cousins Properties, Inc. 214 6,427
8,192
Oil, Gas & Consumable Fuels ( 0 .1% )
Occidental Petroleum Corp. 875 36,759
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 837 41,164
Personal Care Products ( 0 .0% ) (b)
elf Beauty, Inc. (a) 69 8,586
Pharmaceuticals ( 5 .0% )
Bristol-Myers Squibb Co. 2,618 121,187
Elanco Animal Health, Inc. (a) 281 4,013
Eli Lilly & Co. 1,063 828,640
Merck & Co., Inc. 3,231 255,766
Zoetis, Inc., Class  A 572 89,204
1,298,810
Professional Services ( 0 .3% )
Booz Allen Hamilton Holding Corp., Class  A 158 16,453
Broadridge Financial Solutions, Inc. 150 36,454
Dayforce, Inc. (a) 198 10,967
Genpact Ltd. 206 9,066
Parsons Corp. (a) 58 4,163
Paycom Software, Inc. 20 4,628
Science Applications International Corp. 59 6,644
88,375
Residential REITs ( 0 .2% )
AvalonBay Communities, Inc. 111 22,588
Camden Property Trust 135 15,213
Essex Property Trust, Inc. 47 13,320
51,121
Retail REITs ( 0 .4% )
Federal Realty Investment Trust 110 10,449
NNN REIT, Inc. 128 5,527
Realty Income Corp. 1,161 66,885
Regency Centers Corp. 232 16,526
99,387
Semiconductors & Semiconductor Equipment ( 12 .7% )
Allegro MicroSystems, Inc. (a) 157 5,368
Analog Devices, Inc. 457 108,775
Applied Materials, Inc. 1,030 188,562
Cirrus Logic, Inc. (a) 53 5,526
Entegris, Inc. 91 7,339
First Solar, Inc. (a) 65 10,760
Intel Corp. 5,602 125,485
KLA Corp. 170 152,276
Lam Research Corp. 1,639 159,540
Lattice Semiconductor Corp. (a) 174 8,524
Monolithic Power Systems, Inc. 15 10,971
NVIDIA Corp. 14,377 2,271,422
Teradyne, Inc. 206 18,524
Texas Instruments, Inc. 1,168 242,500

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
Universal Display Corp. 50 $ 7,723
3,323,295
Software ( 15 .1% )
ACI Worldwide, Inc. (a) 103 4,729
Adobe, Inc. (a) 546 211,236
ANSYS, Inc. (a) 112 39,337
Autodesk, Inc. (a) 274 84,822
Box, Inc., Class  A (a) 176 6,014
CommVault Systems, Inc. (a) 55 9,588
Confluent, Inc., Class  A (a) 346 8,626
Datadog, Inc., Class  A (a) 394 52,926
Dropbox, Inc., Class  A (a) 285 8,151
Dynatrace, Inc. (a) 340 18,771
Elastic NV (a) 116 9,782
Gen Digital, Inc. 722 21,227
Intuit, Inc. 349 274,883
Microsoft Corp. 4,427 2,202,034
Nutanix, Inc., Class  A (a) 281 21,480
Palo Alto Networks, Inc. (a) 850 173,944
PTC, Inc. (a) 152 26,196
Q2 Holdings, Inc. (a) 41 3,837
Salesforce, Inc. 1,199 326,955
SentinelOne, Inc., Class  A (a)(c) 382 6,983
ServiceNow, Inc. (a) 265 272,441
SPS Commerce, Inc. (a) 42 5,716
Synopsys, Inc. (a) 164 84,080
Workday, Inc., Class  A (a) 275 66,000
3,939,758
Specialized REITs ( 0 .6% )
American Tower Corp. 245 54,150
Digital Realty Trust, Inc. 433 75,485
Extra Space Storage, Inc. 269 39,661
169,296
Specialty Retail ( 0 .3% )
Bath & Body Works, Inc. 127 3,805
TJX Cos., Inc. (The) 555 68,537
72,342
Technology Hardware, Storage & Peripherals ( 7 .9% )
Apple, Inc. 9,297 1,907,465
Dell Technologies, Inc., Class  C 393 48,182
Hewlett Packard Enterprise Co. 1,682 34,397
HP, Inc. 1,206 29,499
NetApp, Inc. 264 28,129
Seagate Technology Holdings plc 134 19,340
2,067,012
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 189 19,480
Lululemon Athletica, Inc. (a) 134 31,836
Tapestry, Inc. 266 23,357
VF Corp. 178 2,092
76,765
Trading Companies & Distributors ( 0 .3% )
Core & Main, Inc., Class  A (a) 243 14,665
United Rentals, Inc. 83 62,532
Watsco, Inc. 20 8,833
Shares Value
WESCO International, Inc. 22 $ 4,074
90,104
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 122 16,971
Total Common Stocks
(Cost $24,014,971) 26,103,903
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $54,168)
54,168 54,168
Total Investments ( 100 .0% )
(Cost $ 24,069,139 ) including
$ 481,005 of Securities Loaned (e) 26,158,071
Other Assets in Excess of Liabilities
(
0.0%
) (b) 10,157
NET ASSETS (100.0%) $ 26,168,228
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 481,005 and $ 492,182 , respectively. The collateral of $ 492,182 was received in the form of U.S. Government obligations, which the
Fund cannot sell or re-pledge and accordingly are not reflected in the
Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $60 relating to the Fund’s investment in the Liquidity Fund.
(e) At June 30, 2025, the aggregate cost for federal income tax purposes is $24,069,139. The aggregate gross unrealized appreciation is
$2,613,128 and the aggregate gross unrealized depreciation is
$524,196, resulting in net unrealized appreciation of $2,088,932.
REIT Real Estate Investment Trust

Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Information Technology 40 .1%
Financials 18 .1
Health Care 10 .9
Communication Services 10 .3
Other* 9 .0
Consumer Discretionary 6 .2
Consumer Staples 5 .4
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 1 .0% )
ATI, Inc. (a) 1,525 $ 131,669
Curtiss-Wright Corp. 302 147,542
HEICO Corp. 810 265,680
Loar Holdings, Inc. (a) 218 18,785
Moog, Inc., Class  A 222 40,175
Woodward, Inc. 452 110,781
714,632
Air Freight & Logistics ( 0 .4% )
CH Robinson Worldwide, Inc. 1,057 101,419
Expeditors International of Washington, Inc. 1,223 139,728
GXO Logistics, Inc. (a) 1,041 50,697
291,844
Automobile Components ( 0 .5% )
Aptiv plc (a) 1,933 131,869
Autoliv, Inc. 651 72,847
BorgWarner, Inc. 1,957 65,520
Lear Corp. 479 45,496
Modine Manufacturing Co. (a) 462 45,507
361,239
Automobiles ( 1 .0% )
Ford Motor Co. 29,161 316,397
General Motors Co. 6,997 344,322
Rivian Automotive, Inc., Class  A (a)(b) 6,889 94,655
755,374
Banks ( 4 .0% )
Bank OZK (b) 779 36,660
BOK Financial Corp. 164 16,011
Cadence Bank (b) 1,305 41,734
Citizens Financial Group, Inc. 3,097 138,591
Columbia Banking System, Inc. 1,501 35,093
Comerica, Inc. 939 56,011
Commerce Bancshares, Inc. 930 57,818
Cullen/Frost Bankers, Inc. (b) 430 55,272
East West Bancorp, Inc. 984 99,364
Fifth Third Bancorp 4,783 196,725
First Citizens BancShares, Inc., Class  A 70 136,953
First Financial Bankshares, Inc. 993 35,728
First Horizon Corp. 3,606 76,447
Flagstar Financial, Inc. 2,237 23,712
FNB Corp. 2,554 37,237
Glacier Bancorp, Inc. 812 34,981
Hancock Whitney Corp. 608 34,899
Home BancShares, Inc. 1,318 37,510
Huntington Bancshares, Inc. 10,378 173,935
KeyCorp 7,869 137,078
M&T Bank Corp. 1,152 223,477
Old National Bancorp 2,286 48,783
Pinnacle Financial Partners, Inc. 550 60,726
Popular, Inc. 483 53,232
Regions Financial Corp. 6,456 151,845
SouthState Corp. 722 66,446
Synovus Financial Corp. 991 51,284
Truist Financial Corp. 9,417 404,837
UMB Financial Corp. 523 54,999
United Bankshares, Inc. 999 36,394
Valley National Bancorp 3,486 31,130
Shares Value
Webster Financial Corp. 1,202 $ 65,629
Western Alliance Bancorp 756 58,953
Wintrust Financial Corp. 473 58,643
Zions Bancorp NA 1,046 54,329
2,882,466
Beverages ( 0 .7% )
Celsius Holdings, Inc. (a) 1,263 58,590
Coca-Cola Consolidated, Inc. 469 52,364
Keurig Dr Pepper, Inc. 9,518 314,665
Primo Brands Corp., Class  A 1,990 58,944
484,563
Biotechnology ( 2 .0% )
Alkermes plc (a) 1,237 35,390
Alnylam Pharmaceuticals, Inc. (a) 945 308,155
Biogen, Inc. (a) 1,124 141,163
BioMarin Pharmaceutical, Inc. (a) 1,452 79,816
Blueprint Medicines Corp. (a) 478 61,270
Exact Sciences Corp. (a) 1,427 75,831
Exelixis, Inc. (a) 2,027 89,340
Halozyme Therapeutics, Inc. (a) 936 48,691
Incyte Corp. (a) 1,219 83,014
Insmed, Inc. (a) 1,362 137,072
Ionis Pharmaceuticals, Inc. (a) 1,193 47,135
Madrigal Pharmaceuticals, Inc. (a) 137 41,462
Moderna, Inc. (a) 2,630 72,562
Neurocrine Biosciences, Inc. (a) 734 92,256
Revolution Medicines, Inc. (a)(b) 1,244 45,767
Roivant Sciences Ltd. (a) 3,210 36,177
United Therapeutics Corp. (a) 338 97,124
1,492,225
Broadline Retail ( 0 .5% )
eBay, Inc. 3,243 241,474
Etsy, Inc. (a) 727 36,466
Ollie's Bargain Outlet Holdings, Inc. (a) 432 56,929
334,869
Building Products ( 1 .7% )
AAON, Inc. (b) 541 39,899
Advanced Drainage Systems, Inc. 573 65,815
Allegion plc 690 99,443
AO Smith Corp. 952 62,423
Armstrong World Industries, Inc. 303 49,219
AZEK Co., Inc. (The), Class  A (a) 995 54,078
Builders FirstSource, Inc. (a) 759 88,568
Carlisle Cos., Inc. 404 150,854
CSW Industrials, Inc. 133 38,148
Fortune Brands Innovations, Inc. 843 43,398
Lennox International, Inc. 259 148,469
Masco Corp. 1,484 95,510
Owens Corning 915 125,831
Simpson Manufacturing Co., Inc. 335 52,029
Trex Co., Inc. (a) 752 40,894
UFP Industries, Inc. 418 41,532
Zurn Elkay Water Solutions Corp. 1,050 38,398
1,234,508
Capital Markets ( 4 .6% )
Affiliated Managers Group, Inc. 199 39,157
Ameriprise Financial, Inc. 685 365,605

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
Blue Owl Capital, Inc., Class  A 4,137 $ 79,472
Carlyle Group, Inc. (The) 1,574 80,904
Cboe Global Markets, Inc. 753 175,607
Evercore, Inc., Class  A 260 70,205
FactSet Research Systems, Inc. 350 156,548
Franklin Resources, Inc. 2,039 48,630
Hamilton Lane, Inc., Class  A 365 51,874
Houlihan Lokey, Inc., Class  A 387 69,641
Invesco Ltd. 3,199 50,448
Janus Henderson Group plc 917 35,616
Jefferies Financial Group, Inc. 1,183 64,698
LPL Financial Holdings, Inc. 572 214,483
MarketAxess Holdings, Inc. 341 76,159
Morningstar, Inc. (b) 231 72,518
MSCI, Inc., Class  A 556 320,667
Nasdaq, Inc. 3,087 276,039
Northern Trust Corp. 1,378 174,717
PJT Partners, Inc., Class  A 162 26,732
Raymond James Financial, Inc. 1,309 200,761
SEI Investments Co. 676 60,745
State Street Corp. 2,043 217,253
Stifel Financial Corp. 717 74,410
T Rowe Price Group, Inc. 1,558 150,347
TPG, Inc., Class  A 829 43,481
Tradeweb Markets, Inc., Class  A 835 122,244
Virtu Financial, Inc., Class  A 583 26,113
3,345,074
Chemicals ( 1 .2% )
Axalta Coating Systems Ltd. (a) 1,749 51,928
Balchem Corp. 261 41,551
Celanese Corp., Class  A 876 48,469
Eastman Chemical Co. 922 68,836
Element Solutions, Inc. 1,809 40,974
FMC Corp. 997 41,625
International Flavors & Fragrances, Inc. 2,025 148,939
Mosaic Co. (The) 2,536 92,513
PPG Industries, Inc. 1,817 206,684
RPM International, Inc. 1,020 112,037
853,556
Commercial Services & Supplies ( 1 .1% )
Casella Waste Systems, Inc., Class  A (a) 500 57,690
Clean Harbors, Inc. (a) 408 94,322
Copart, Inc. (a) 6,490 318,464
MSA Safety, Inc. 297 49,756
Tetra Tech, Inc. 2,109 75,840
Veralto Corp. 1,881 189,887
785,959
Communications Equipment ( 0 .5% )
Ciena Corp. (a) 1,099 89,382
F5, Inc. (a) 452 133,033
Juniper Networks, Inc. 2,612 104,297
Lumentum Holdings, Inc. (a) 526 50,001
376,713
Construction & Engineering ( 1 .8% )
AECOM 1,060 119,632
API Group Corp. (a) 1,992 101,692
Comfort Systems USA, Inc. 280 150,139
Shares Value
Construction Partners, Inc., Class  A (a)(b) 369 $ 39,217
Dycom Industries, Inc. (a) 224 54,743
EMCOR Group, Inc. 355 189,886
IES Holdings, Inc. (a) 65 19,255
MasTec, Inc. (a) 492 83,851
Quanta Services, Inc. 1,061 401,143
Sterling Infrastructure, Inc. (a) 235 54,221
Valmont Industries, Inc. 159 51,925
WillScot Holdings Corp. 1,425 39,045
1,304,749
Construction Materials ( 0 .5% )
Knife River Corp. (a) 909 74,211
Vulcan Materials Co. 1,015 264,732
338,943
Consumer Finance ( 0 .8% )
Ally Financial, Inc. 1,974 76,887
Credit Acceptance Corp. (a)(b) 48 24,453
FirstCash Holdings, Inc. 278 37,569
OneMain Holdings, Inc. 852 48,564
SLM Corp. 1,493 48,955
SoFi Technologies, Inc. (a) 7,963 145,006
Synchrony Financial 2,731 182,267
563,701
Consumer Staples Distribution & Retail ( 2 .8% )
Albertsons Cos., Inc., Class  A 3,218 69,219
BJ's Wholesale Club Holdings, Inc. (a)(b) 924 99,635
Casey's General Stores, Inc. 288 146,958
Dollar General Corp. 1,548 177,060
Dollar Tree, Inc. (a) 1,480 146,579
Kroger Co. (The) (b) 4,857 348,393
Maplebear, Inc. (a) 1,290 58,359
Performance Food Group Co. (a) 1,192 104,264
Sprouts Farmers Market, Inc. (a) 758 124,797
Sysco Corp. 3,712 281,147
Target Corp. 3,198 315,483
U.S. Foods Holding Corp. (a) 1,787 137,617
2,009,511
Containers & Packaging ( 1 .7% )
Amcor plc 18,487 169,896
AptarGroup, Inc. 526 82,282
Avery Dennison Corp. 619 108,616
Ball Corp. 2,227 124,912
Crown Holdings, Inc. 928 95,565
Graphic Packaging Holding Co. (b) 2,392 50,400
International Paper Co. 4,205 196,920
Packaging Corp. of America 709 133,611
Sealed Air Corp. 1,163 36,088
Silgan Holdings, Inc. 709 38,414
Smurfit WestRock plc 4,108 177,260
1,213,964
Distributors ( 0 .4% )
Genuine Parts Co. 976 118,398
LKQ Corp. 1,810 66,988
Pool Corp. (b) 258 75,202
260,588
Diversified Consumer Services ( 0 .7% )
ADT, Inc. 3,438 29,120

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Diversified Consumer Services (cont’d)
Adtalem Global Education, Inc. (a) 325 $ 41,350
Bright Horizons Family Solutions, Inc. (a) 526 65,008
Duolingo, Inc., Class  A (a) 334 136,947
H&R Block, Inc. 1,227 67,350
Service Corp. International (b) 1,283 104,436
Stride, Inc. (a) 393 57,059
501,270
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,579 50,386
WP Carey, Inc. 1,737 108,354
158,740
Electric Utilities ( 1 .9% )
Alliant Energy Corp. 2,061 124,629
Evergy, Inc. 1,824 125,728
Eversource Energy 2,947 187,488
Exelon Corp. 7,444 323,218
IDACORP, Inc. 433 49,990
NRG Energy, Inc. 1,534 246,330
Portland General Electric Co. 876 35,592
TXNM Energy, Inc. 668 37,622
Xcel Energy, Inc. (b) 4,312 293,647
1,424,244
Electrical Equipment ( 2 .0% )
Acuity, Inc. (b) 248 73,988
AMETEK, Inc. 1,717 310,708
Hubbell, Inc., Class  B 428 174,800
NEXTracker, Inc., Class  A (a) 1,155 62,797
nVent Electric plc 1,307 95,738
Regal Rexnord Corp. 530 76,829
Rockwell Automation, Inc. 863 286,663
Vertiv Holdings Co., Class  A 2,798 359,291
1,440,814
Electronic Equipment, Instruments & Components ( 3 .3% )
Arrow Electronics, Inc. (a) 364 46,384
Badger Meter, Inc. 236 57,808
CDW Corp. 1,038 185,376
Cognex Corp. 1,347 42,727
Coherent Corp. (a) 1,237 110,353
Corning, Inc. 5,906 310,597
Flex Ltd. (a) 2,927 146,116
Itron, Inc. (a) 362 47,650
Jabil, Inc. 825 179,932
Keysight Technologies, Inc. (a) 1,374 225,144
Littelfuse, Inc. 197 44,666
Ralliant Corp. (a) 908 44,013
TD SYNNEX Corp. 555 75,313
TE Connectivity plc 2,161 364,496
Teledyne Technologies, Inc. (a) 374 191,604
Trimble, Inc. (a) 1,912 145,274
Vontier Corp. 1,162 42,878
Zebra Technologies Corp., Class  A (a) 400 123,344
2,383,675
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 7,538 289,007
Entertainment ( 1 .6% )
Electronic Arts, Inc. 1,767 282,190
Shares Value
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,160 $ 205,114
Liberty Media Corp-Liberty Live, Class  A (a) 619 49,198
Roku, Inc., Class  A (a) 1,018 89,472
Take-Two Interactive Software, Inc. (a) 1,244 302,105
Warner Bros Discovery, Inc. (a) 19,831 227,263
Warner Music Group Corp., Class  A 1,269 34,568
1,189,910
Financial Services ( 1 .9% )
Affirm Holdings, Inc., Class  A (a) 2,123 146,784
Corpay, Inc. (a) 538 178,519
Equitable Holdings, Inc. 2,179 122,242
Essent Group Ltd. 706 42,875
Euronet Worldwide, Inc. (a) 321 32,543
Fidelity National Information Services, Inc. 3,908 318,150
Jack Henry & Associates, Inc. 573 103,238
Jackson Financial, Inc., Class  A 505 44,839
MGIC Investment Corp. 1,680 46,771
Mr Cooper Group, Inc. (a) 451 67,294
PennyMac Financial Services, Inc. 230 22,917
Shift4 Payments, Inc., Class  A (a)(b) 522 51,736
Toast, Inc., Class  A (a) 3,555 157,451
Voya Financial, Inc. 691 49,061
1,384,420
Food Products ( 2 .0% )
Bunge Global SA 1,033 82,929
Campbell's Co. (The) 1,528 46,833
Conagra Brands, Inc. 3,691 75,555
Darling Ingredients, Inc. (a) 1,214 46,059
General Mills, Inc. 4,244 219,882
Hershey Co. (The) 1,146 190,179
Hormel Foods Corp. 2,256 68,244
Ingredion, Inc. 496 67,267
J.M. Smucker Co. (The) 807 79,247
Kellanova 2,035 161,844
Kraft Heinz Co. (The) 6,900 178,158
Lamb Weston Holdings, Inc. 1,088 56,413
McCormick & Co., Inc. (Non-Voting) 2,058 156,038
Pilgrim's Pride Corp. 320 14,394
Post Holdings, Inc. (a) 383 41,758
1,484,800
Gas Utilities ( 0 .1% )
Southwest Gas Holdings, Inc. 514 38,236
UGI Corp. (b) 1,723 62,752
100,988
Ground Transportation ( 1 .0% )
JB Hunt Transport Services, Inc. 707 101,525
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,411 62,409
Landstar System, Inc. 316 43,930
Lyft, Inc., Class  A (a) 3,020 47,595
Old Dominion Freight Line, Inc. 1,458 236,633
Ryder System, Inc. 360 57,240
Saia, Inc. (a) 239 65,484
XPO, Inc. (a) 1,028 129,826
744,642

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies ( 4 .1% )
Align Technology, Inc. (a) 522 $ 98,830
Baxter International, Inc. 3,906 118,274
Becton Dickinson & Co. 2,075 357,419
Cooper Cos., Inc. (The) (a) 1,522 108,305
Dexcom, Inc. (a) 2,968 259,077
Edwards Lifesciences Corp. (a) 4,229 330,750
GE HealthCare Technologies, Inc. 3,505 259,615
Glaukos Corp. (a) 423 43,692
Globus Medical, Inc., Class  A (a) 862 50,875
Hologic, Inc. (a) 1,696 110,511
IDEXX Laboratories, Inc. (a) 596 319,659
Insulet Corp. (a) 538 169,029
Merit Medical Systems, Inc. (a) 443 41,411
Penumbra, Inc. (a) 289 74,166
ResMed, Inc. 1,116 287,928
STERIS plc 753 180,886
Teleflex, Inc. 338 40,006
Zimmer Biomet Holdings, Inc. 1,518 138,457
2,988,890
Health Care Providers & Services ( 1 .9% )
Centene Corp. (a) 3,777 205,016
Chemed Corp. 111 54,049
CorVel Corp. (a) 207 21,276
DaVita, Inc. (a) 362 51,567
Encompass Health Corp. 762 93,444
Ensign Group, Inc. (The) 426 65,715
Guardant Health, Inc. (a) 903 46,992
HealthEquity, Inc. (a) 666 69,770
Henry Schein, Inc. (a) 946 69,105
Humana, Inc. 925 226,144
Labcorp Holdings, Inc. 640 168,006
Molina Healthcare, Inc. (a) 411 122,437
Option Care Health, Inc. (a) 1,240 40,275
Quest Diagnostics, Inc. 853 153,224
1,387,020
Health Care REITs ( 0 .6% )
Alexandria Real Estate Equities, Inc. 1,375 99,866
American Healthcare REIT, Inc. 1,270 46,660
CareTrust REIT, Inc. 1,531 46,849
Healthcare Realty Trust, Inc., Class  A 2,805 44,487
Healthpeak Properties, Inc. 5,565 97,443
Omega Healthcare Investors, Inc. 2,323 85,138
420,443
Health Care Technology ( 0 .6% )
Doximity, Inc., Class  A (a) 1,051 64,468
Veeva Systems, Inc., Class  A (a) 1,113 320,522
Waystar Holding Corp. (a) 716 29,263
414,253
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 5,499 84,465
Ryman Hospitality Properties, Inc. 488 48,151
132,616
Hotels, Restaurants & Leisure ( 1 .8% )
Aramark 2,025 84,787
Brinker International, Inc. (a) 340 61,312
Cava Group, Inc. (a)(b) 586 49,359
Shares Value
Choice Hotels International, Inc. (b) 243 $ 30,832
Darden Restaurants, Inc. 908 197,917
Domino's Pizza, Inc. 265 119,409
Hyatt Hotels Corp., Class  A 372 51,950
Life Time Group Holdings, Inc. (a) 940 28,510
Planet Fitness, Inc., Class  A (a) 774 84,405
Shake Shack, Inc., Class  A (a) 297 41,758
Texas Roadhouse, Inc., Class  A 513 96,141
Vail Resorts, Inc. 336 52,795
Wingstop, Inc. 216 72,736
Wyndham Hotels & Resorts, Inc. 699 56,766
Yum! Brands, Inc. 2,084 308,807
1,337,484
Household Durables ( 1 .6% )
DR Horton, Inc. 2,124 273,826
Lennar Corp., Class  A 1,914 211,708
Mohawk Industries, Inc. (a) 359 37,638
NVR, Inc. (a) 23 169,870
PulteGroup, Inc. 1,602 168,947
Somnigroup International, Inc. (b) 1,415 96,291
Taylor Morrison Home Corp., Class  A (a) 786 48,276
Toll Brothers, Inc. 785 89,592
TopBuild Corp. (a) 229 74,136
1,170,284
Household Products ( 0 .8% )
Church & Dwight Co., Inc. 1,735 166,751
Clorox Co. (The) 867 104,100
Kimberly-Clark Corp. 2,337 301,286
572,137
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 5,700 59,964
Brookfield Renewable Corp. (b) 1,163 38,123
Clearway Energy, Inc., Class  C 760 24,320
122,407
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. 2,285 38,000
EastGroup Properties, Inc. 419 70,023
First Industrial Realty Trust, Inc. 1,056 50,825
Lineage, Inc. (b) 494 21,499
Rexford Industrial Realty, Inc. 1,900 67,583
STAG Industrial, Inc. 1,492 54,130
Terreno Realty Corp. (b) 814 45,641
347,701
Insurance ( 4 .1% )
American Financial Group, Inc. 514 64,872
American International Group, Inc. 4,137 354,086
Arch Capital Group Ltd. 2,609 237,549
Axis Capital Holdings Ltd. 546 56,686
Brown & Brown, Inc. 1,936 214,644
Cincinnati Financial Corp. 1,105 164,557
Everest Group Ltd. 306 103,994
First American Financial Corp. 911 55,926
Globe Life, Inc. 591 73,455
Hanover Insurance Group, Inc. (The) 257 43,657
Hartford Insurance Group, Inc. (The) 2,040 258,815
Kinsale Capital Group, Inc. 159 76,940
Lincoln National Corp. 1,217 42,108

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Old Republic International Corp. 1,639 $ 63,003
Primerica, Inc. 236 64,586
Principal Financial Group, Inc. 1,604 127,406
Prudential Financial, Inc. 2,545 273,435
Reinsurance Group of America, Inc. 475 94,221
RenaissanceRe Holdings Ltd. 335 81,372
Ryan Specialty Holdings, Inc., Class  A (b) 770 52,352
Selective Insurance Group, Inc. 434 37,606
Unum Group 1,244 100,465
W. R. Berkley Corp. 2,130 156,491
Willis Towers Watson plc 712 218,228
3,016,454
Interactive Media & Services ( 0 .3% )
Pinterest, Inc., Class  A (a) 4,630 166,032
Snap, Inc., Class  A (a) 8,491 73,787
239,819
IT Services ( 2 .1% )
Akamai Technologies, Inc. (a) 1,134 90,448
Amdocs Ltd. 876 79,926
Cognizant Technology Solutions Corp., Class  A 3,685 287,541
EPAM Systems, Inc. (a) 432 76,386
Gartner, Inc. (a) 584 236,065
GoDaddy, Inc., Class  A (a) 1,120 201,667
Kyndryl Holdings, Inc. (a) 1,783 74,815
MongoDB, Inc., Class  A (a) 622 130,614
Twilio, Inc., Class  A (a) 1,148 142,765
VeriSign, Inc. 658 190,030
1,510,257
Leisure Products ( 0 .1% )
Hasbro, Inc. 928 68,505
Mattel, Inc. (a) 2,262 44,607
113,112
Life Sciences Tools & Services ( 2 .0% )
Agilent Technologies, Inc. 2,173 256,436
Avantor, Inc. (a) 5,089 68,498
Bio-Rad Laboratories, Inc., Class  A (a) 144 34,750
Bio-Techne Corp. 1,191 61,277
Bruker Corp. 792 32,630
Charles River Laboratories International, Inc. (a) 373 56,595
Illumina, Inc. (a) 1,181 112,679
IQVIA Holdings, Inc. (a) 1,317 207,546
Medpace Holdings, Inc. (a) 180 56,495
Mettler-Toledo International, Inc. (a) 159 186,781
PerkinElmer, Inc. 902 87,242
Repligen Corp. (a) 408 50,747
Waters Corp. (a) 456 159,162
West Pharmaceutical Services, Inc. 549 120,121
1,490,959
Machinery ( 5 .4% )
AGCO Corp. 497 51,270
Allison Transmission Holdings, Inc. 674 64,023
Chart Industries, Inc. (a) 360 59,274
CNH Industrial NV 6,506 84,318
Cummins, Inc. 1,002 328,155
Donaldson Co., Inc. 932 64,634
Dover Corp. 1,098 201,186
Shares Value
Esab Corp. 456 $ 54,971
ESCO Technologies, Inc. 206 39,525
Federal Signal Corp. 478 50,869
Flowserve Corp. 1,046 54,758
Fortive Corp. 2,723 141,950
Gates Industrial Corp. plc (a) 2,036 46,889
Graco, Inc. 1,332 114,512
IDEX Corp. 607 106,571
Ingersoll Rand, Inc. 3,136 260,852
ITT, Inc. 629 98,646
JBT Marel Corp. 410 49,307
Lincoln Electric Holdings, Inc. 430 89,148
Middleby Corp. (The) (a) 424 61,056
Mueller Industries, Inc. 860 68,344
Nordson Corp. 413 88,535
Oshkosh Corp. 514 58,360
Otis Worldwide Corp. 2,992 296,268
PACCAR, Inc. 3,749 356,380
Pentair plc 1,316 135,101
Snap-on, Inc. 417 129,762
SPX Technologies, Inc. (a) 365 61,203
Stanley Black & Decker, Inc. (b) 1,241 84,078
Timken Co. (The) 504 36,565
Toro Co. (The) 792 55,979
Watts Water Technologies, Inc., Class  A 218 53,604
Westinghouse Air Brake Technologies Corp. 1,308 273,830
Xylem, Inc. 1,915 247,724
3,967,647
Media ( 1 .1% )
Interpublic Group of Cos., Inc. (The) 3,417 83,648
Liberty Broadband Corp., Class  C (a) 1,030 101,331
New York Times Co. (The), Class  A 1,481 82,906
Nexstar Media Group, Inc., Class  A 261 45,140
Omnicom Group, Inc. 1,789 128,701
Paramount Global, Class  B 5,079 65,519
Sirius XM Holdings, Inc. 1,992 45,756
Trade Desk, Inc. (The), Class  A (a) 3,456 248,798
801,799
Metals & Mining ( 1 .1% )
Carpenter Technology Corp. 520 143,718
Commercial Metals Co. 1,825 89,261
Nucor Corp. 1,900 246,126
Reliance, Inc. 504 158,205
Steel Dynamics, Inc. 1,289 165,005
802,315
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 6,217 57,134
Annaly Capital Management, Inc. 4,349 81,848
Rithm Capital Corp. 3,801 42,914
Starwood Property Trust, Inc. (b) 2,300 46,161
228,057
Multi-Utilities ( 3 .2% )
Ameren Corp. 2,216 212,825
CMS Energy Corp. 2,390 165,579
Consolidated Edison, Inc. 2,729 273,855
Dominion Energy, Inc. 6,198 350,311
DTE Energy Co. 1,663 220,281
NiSource, Inc. 3,775 152,283

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Multi-Utilities (cont’d)
Public Service Enterprise Group, Inc. 3,733 $ 314,244
Sempra 4,702 356,271
WEC Energy Group, Inc. 2,462 256,540
2,302,189
Office REITs ( 0 .3% )
BXP, Inc. 1,271 85,754
COPT Defense Properties 905 24,960
Cousins Properties, Inc. 1,339 40,210
Kilroy Realty Corp. 929 31,874
Vornado Realty Trust 1,444 55,219
238,017
Oil, Gas & Consumable Fuels ( 0 .3% )
Occidental Petroleum Corp. 5,497 230,929
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 482 41,447
Passenger Airlines ( 0 .5% )
Alaska Air Group, Inc. (a) 1,086 53,735
American Airlines Group, Inc. (a)(b) 5,835 65,469
Delta Air Lines, Inc. 5,113 251,457
370,661
Personal Care Products ( 0 .7% )
BellRing Brands, Inc. (a) 885 51,268
elf Beauty, Inc. (a) 380 47,287
Estee Lauder Cos., Inc. (The), Class  A 1,645 132,916
Kenvue, Inc. 13,538 283,351
514,822
Pharmaceuticals ( 0 .4% )
Corcept Therapeutics, Inc. (a) 720 52,848
Elanco Animal Health, Inc. (a) 3,778 53,950
Jazz Pharmaceuticals plc (a)(b) 452 47,966
Royalty Pharma plc, Class  A 2,955 106,469
261,233
Professional Services ( 2 .4% )
Amentum Holdings, Inc. (a) 1,300 30,693
Booz Allen Hamilton Holding Corp., Class  A 1,140 118,708
Broadridge Financial Solutions, Inc. 925 224,803
Dayforce, Inc. (a) 1,218 67,465
Equifax, Inc. 964 250,033
ExlService Holdings, Inc. (a) 1,239 54,256
FTI Consulting, Inc. (a) 313 50,549
Genpact Ltd. 1,268 55,805
Parsons Corp. (a) 362 25,981
Paycom Software, Inc. 405 93,717
Paylocity Holding Corp. (a) 353 63,960
Robert Half, Inc. 917 37,643
Science Applications International Corp. 369 41,553
SS&C Technologies Holdings, Inc. 1,695 140,346
TransUnion 1,798 158,224
UL Solutions, Inc., Class  A 570 41,530
Verisk Analytics, Inc., Class  A 1,031 321,156
1,776,422
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (a) 2,252 315,550
CoStar Group, Inc. (a) 3,290 264,516
Jones Lang LaSalle, Inc. (a) 379 96,941
Shares Value
Zillow Group, Inc., Class  C (a) 1,679 $ 117,614
794,621
Residential REITs ( 1 .8% )
AvalonBay Communities, Inc. (b) 1,133 230,566
Camden Property Trust 844 95,110
Equity LifeStyle Properties, Inc. 1,499 92,443
Equity Residential 3,032 204,630
Essex Property Trust, Inc. 515 145,951
Invitation Homes, Inc. 4,908 160,983
Mid-America Apartment Communities, Inc. 933 138,093
Sun Communities, Inc. 1,014 128,261
UDR, Inc. 2,652 108,281
1,304,318
Retail REITs ( 1 .2% )
Brixmor Property Group, Inc. 2,442 63,590
Federal Realty Investment Trust 688 65,353
Kimco Realty Corp. 5,327 111,974
Kite Realty Group Trust 1,748 39,592
NNN REIT, Inc. 1,498 64,684
Phillips Edison & Co., Inc. 1,002 35,100
Realty Income Corp. 6,509 374,983
Regency Centers Corp. (b) 1,450 103,283
858,559
Semiconductors & Semiconductor Equipment ( 2 .9% )
Allegro MicroSystems, Inc. (a) 970 33,164
Astera Labs, Inc. (a) 871 78,756
Cirrus Logic, Inc. (a) 406 42,327
Enphase Energy, Inc. (a) 840 33,306
Entegris, Inc. 1,183 95,409
First Solar, Inc. (a) 674 111,574
Lattice Semiconductor Corp. (a)(b) 1,070 52,419
Marvell Technology, Inc. 6,192 479,261
Microchip Technology, Inc. 4,178 294,006
MKS, Inc. 536 53,257
Monolithic Power Systems, Inc. 364 266,222
ON Semiconductor Corp. (a) 3,284 172,114
Qorvo, Inc. (a) 730 61,984
Rambus, Inc. (a) 844 54,033
Skyworks Solutions, Inc. 1,184 88,232
Teradyne, Inc. 1,266 113,839
Universal Display Corp. 345 53,289
2,083,192
Software ( 4 .6% )
ACI Worldwide, Inc. (a) 817 37,508
ANSYS, Inc. (a) 693 243,395
Appfolio, Inc., Class  A (a) 174 40,069
Bentley Systems, Inc., Class  B 1,001 54,024
Box, Inc., Class  A (a) 1,099 37,553
CCC Intelligent Solutions Holdings, Inc. (a)(b) 4,097 38,553
Clearwater Analytics Holdings, Inc., Class  A (a) 1,908 41,842
CommVault Systems, Inc. (a) 343 59,795
Confluent, Inc., Class  A (a) 2,131 53,126
Datadog, Inc., Class  A (a) 2,345 315,004
Docusign, Inc., Class  A (a) 1,583 123,300
Dolby Laboratories, Inc., Class  A 480 35,645
Dropbox, Inc., Class  A (a) 1,757 50,250
Dynatrace, Inc. (a) 2,337 129,026
Elastic NV (a) 714 60,211

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Software (cont’d)
Fair Isaac Corp. (a) 177 $ 323,549
Gen Digital, Inc. 4,440 130,536
Guidewire Software, Inc. (a) 662 155,868
HubSpot, Inc. (a) 402 223,765
Manhattan Associates, Inc. (a) 474 93,601
MARA Holdings, Inc. (a) 2,722 42,681
Nutanix, Inc., Class  A (a) 2,015 154,026
PTC, Inc. (a) 939 161,827
Q2 Holdings, Inc. (a) 471 44,081
Qualys, Inc. (a) 285 40,718
Samsara, Inc., Class  A (a) 2,217 88,192
SentinelOne, Inc., Class  A (a)(b) 2,363 43,196
SPS Commerce, Inc. (a) 297 40,419
Tyler Technologies, Inc. (a) 339 200,973
Varonis Systems, Inc., Class  B (a) 845 42,884
Zscaler, Inc. (a) 765 240,164
3,345,781
Specialized REITs ( 1 .8% )
Crown Castle, Inc. 3,211 329,866
CubeSmart 1,815 77,138
Extra Space Storage, Inc. 1,644 242,391
Iron Mountain, Inc. 2,317 237,655
Lamar Advertising Co., Class  A 702 85,195
National Storage Affiliates Trust 566 18,106
SBA Communications Corp., Class  A 853 200,319
Weyerhaeuser Co. 4,805 123,440
1,314,110
Specialty Retail ( 2 .3% )
AutoNation, Inc. (a) 195 38,737
Bath & Body Works, Inc. 1,476 44,221
Best Buy Co., Inc. 1,375 92,304
Boot Barn Holdings, Inc. (a) 213 32,376
Burlington Stores, Inc. (a) 443 103,059
CarMax, Inc. (a) 1,070 71,915
Chewy, Inc., Class  A (a) 1,352 57,622
Dick's Sporting Goods, Inc. 384 75,959
Five Below, Inc. (a) 379 49,717
Floor & Decor Holdings, Inc., Class  A (a) 747 56,742
GameStop Corp., Class  A (a) 2,884 70,341
Gap, Inc. (The) 1,704 37,164
Group 1 Automotive, Inc. 87 37,994
Lithia Motors, Inc., Class  A 179 60,470
Penske Automotive Group, Inc. 130 22,335
Ross Stores, Inc. 2,270 289,607
Tractor Supply Co. 3,853 203,323
Ulta Beauty, Inc. (a) 317 148,299
Urban Outfitters, Inc. (a) 393 28,508
Williams-Sonoma, Inc. 835 136,414
1,657,107
Technology Hardware, Storage & Peripherals ( 1 .9% )
Hewlett Packard Enterprise Co. 10,336 211,371
HP, Inc. 7,414 181,346
NetApp, Inc. 1,626 173,250
Pure Storage, Inc., Class  A (a) 2,444 140,726
Sandisk Corp. (a) 913 41,405
Seagate Technology Holdings plc 1,671 241,175
Super Micro Computer, Inc. (a)(b) 4,055 198,736
Shares Value
Western Digital Corp. 2,734 $ 174,949
1,362,958
Textiles, Apparel & Luxury Goods ( 0 .7% )
Crocs, Inc. (a) 380 38,486
Deckers Outdoor Corp. (a) 1,037 106,884
Lululemon Athletica, Inc. (a) 738 175,334
Ralph Lauren Corp., Class  A 262 71,861
Tapestry, Inc. 1,460 128,203
VF Corp. 2,576 30,268
551,036
Trading Companies & Distributors ( 2 .1% )
Air Lease Corp., Class  A 836 48,898
Applied Industrial Technologies, Inc. 304 70,665
Core & Main, Inc., Class  A (a) 1,522 91,853
Fastenal Co. 8,078 339,276
Ferguson Enterprises, Inc. 1,376 299,624
FTAI Aviation Ltd. 810 93,182
GATX Corp. 284 43,611
SiteOne Landscape Supply, Inc. (a) 312 37,733
United Rentals, Inc. 475 357,865
Watsco, Inc. 283 124,978
WESCO International, Inc. 338 62,598
1,570,283
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 1,564 217,568
Essential Utilities, Inc. 2,021 75,060
292,628
Total Common Stocks
(Cost $67,044,945) 72,640,955
Short-Term Investments (0.3%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (c)
(Cost $98,481)
98,481 98,481
Security held as Collateral on Loaned Securities ( 0 .2% )
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (c)
(Cost $148,478)
148,478 148,478
Total Short-Term Investments
(Cost $246,959) 246,959
–
Total Investments ( 100 .1% )
(Cost $ 67,291,904 ) including
$ 2,507,183 of Securities Loaned (d) 72,887,914
Liabilities in Excess of Other Assets
(
-0.1%
) (75,022)
NET ASSETS (100.0%) $ 72,812,892

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 2,507,183 and $ 2,565,854 , respectively. The Fund received cash collateral of $ 148,478 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 2,417,376 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $219 relating to the Fund’s investment in the Liquidity Fund.
(d) At June 30, 2025, the aggregate cost for federal income tax purposes is $67,291,904. The aggregate gross unrealized appreciation is
$8,858,076 and the aggregate gross unrealized depreciation is
$3,262,066, resulting in net unrealized appreciation of $5,596,010.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 19 .5%
Financials 15 .7
Information Technology 15 .2
Health Care 11 .0
Consumer Discretionary 9 .7
Other** 8 .4
Real Estate 7 .7
Consumer Staples 7 .0
Utilities 5 .8
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (99.9%)
Aerospace & Defense ( 0 .1% )
Hexcel Corp. 119 $ 6,722
Air Freight & Logistics ( 0 .0% ) (a)
Expeditors International of Washington, Inc. 37 4,227
Automobile Components ( 0 .0% ) (a)
Aptiv plc (b) 58 3,957
Automobiles ( 0 .6% )
General Motors Co. 1,630 80,212
Banks ( 1 .6% )
Citizens Financial Group, Inc. 1,895 84,801
Fifth Third Bancorp 310 12,750
PNC Financial Services Group, Inc. (The) 439 81,839
Truist Financial Corp. 828 35,596
214,986
Biotechnology ( 2 .2% )
Alnylam Pharmaceuticals, Inc. (b) 138 45,000
Amgen, Inc. 175 48,862
Exact Sciences Corp. (b) 81 4,304
Gilead Sciences, Inc. 366 40,579
Moderna, Inc. (b) 210 5,794
Neurocrine Biosciences, Inc. (b) 171 21,493
Regeneron Pharmaceuticals, Inc. 62 32,550
United Therapeutics Corp. (b) 89 25,574
Vertex Pharmaceuticals, Inc. (b) 163 72,568
296,724
Broadline Retail ( 0 .8% )
eBay, Inc. 1,306 97,245
Etsy, Inc. (b) 254 12,740
109,985
Building Products ( 0 .7% )
Trane Technologies plc 224 97,980
Capital Markets ( 5 .1% )
BlackRock, Inc. 138 144,796
Charles Schwab Corp. (The) 1,096 99,999
Intercontinental Exchange, Inc. 456 83,662
Nasdaq, Inc. 876 78,332
Northern Trust Corp. (c) 414 52,491
Raymond James Financial, Inc. (c) 161 24,693
S&P Global, Inc. 295 155,551
State Street Corp. 408 43,387
682,911
Chemicals ( 1 .9% )
Ecolab, Inc. 462 124,481
FMC Corp. 369 15,406
Linde plc 71 33,312
Mosaic Co. (The) 1,495 54,538
Sherwin-Williams Co. (The) 76 26,095
253,832
Commercial Services & Supplies ( 1 .6% )
Cintas Corp. 609 135,728
Copart, Inc. (b) 778 38,177
RB Global, Inc. 354 37,591
211,496
Shares Value
Communications Equipment ( 1 .9% )
Ciena Corp. (b) 627 $ 50,994
Cisco Systems, Inc. 2,757 191,281
Lumentum Holdings, Inc. (b)(c) 205 19,487
261,762
Construction Materials ( 0 .5% )
CRH plc 792 72,706
Consumer Finance ( 3 .4% )
American Express Co. 672 214,354
Capital One Financial Corp. 1,176 250,206
464,560
Consumer Staples Distribution & Retail ( 0 .7% )
Target Corp. 618 60,966
U.S. Foods Holding Corp. (b) 401 30,881
91,847
Containers & Packaging ( 0 .1% )
Ball Corp. 189 10,601
Distributors ( 0 .3% )
Genuine Parts Co. 292 35,422
LKQ Corp. 272 10,067
45,489
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (b) 272 33,617
Service Corp. International (c) 306 24,908
58,525
Electric Utilities ( 1 .4% )
Eversource Energy 916 58,276
Exelon Corp. 2,500 108,550
NextEra Energy, Inc. 235 16,314
183,140
Electrical Equipment ( 2 .8% )
Eaton Corp. plc 630 224,904
Emerson Electric Co. 590 78,665
Regal Rexnord Corp. 41 5,943
Rockwell Automation, Inc. 218 72,413
381,925
Entertainment ( 4 .2% )
Electronic Arts, Inc. 323 51,583
Netflix, Inc. (b) 260 348,174
Walt Disney Co. (The) 1,342 166,421
566,178
Financial Services ( 3 .9% )
Mastercard, Inc., Class  A 388 218,033
PayPal Holdings, Inc. (b) 467 34,707
Rocket Cos., Inc., Class  A (c) 654 9,274
Visa, Inc., Class  A 748 265,577
527,591
Food Products ( 1 .4% )
Darling Ingredients, Inc. (b) 471 17,870
General Mills, Inc. 1,718 89,009
J.M. Smucker Co. (The) 278 27,300
McCormick & Co., Inc. (Non-Voting) 703 53,301
187,480

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Ground Transportation ( 0 .1% )
JB Hunt Transport Services, Inc. 77 $ 11,057
Health Care Equipment & Supplies ( 4 .4% )
Abbott Laboratories 1,655 225,097
Boston Scientific Corp. (b) 2,551 274,003
Edwards Lifesciences Corp. (b) 283 22,133
Insulet Corp. (b) 166 52,154
ResMed, Inc. 78 20,124
593,511
Health Care Providers & Services ( 0 .4% )
DaVita, Inc. (b) 129 18,376
Humana, Inc. 144 35,205
53,581
Health Care REITs ( 0 .1% )
Ventas, Inc. 268 16,924
Hotels, Restaurants & Leisure ( 1 .1% )
Darden Restaurants, Inc. 401 87,406
Planet Fitness, Inc., Class  A (b) 275 29,989
Vail Resorts, Inc. 164 25,769
143,164
Industrial REITs ( 0 .8% )
Prologis, Inc. 1,069 112,373
Insurance ( 3 .0% )
Aon plc, Class  A 118 42,098
Hartford Insurance Group, Inc. (The) 229 29,053
MetLife, Inc. 1,461 117,493
Progressive Corp. (The) 538 143,571
Prudential Financial, Inc. 576 61,885
Travelers Cos., Inc. (The) 44 11,772
405,872
IT Services ( 2 .3% )
Accenture plc, Class  A 674 201,452
Akamai Technologies, Inc. (b) 328 26,161
Twilio, Inc., Class  A (b) 405 50,366
VeriSign, Inc. 122 35,234
313,213
Life Sciences Tools & Services ( 0 .3% )
Danaher Corp. 178 35,162
Repligen Corp. (b) 65 8,085
43,247
Machinery ( 3 .9% )
Deere & Co. 245 124,580
Ingersoll Rand, Inc. 509 42,339
Parker-Hannifin Corp. 411 287,071
Stanley Black & Decker, Inc. (c) 106 7,181
Westinghouse Air Brake Technologies Corp. 226 47,313
Xylem, Inc. 86 11,125
519,609
Media ( 0 .8% )
Interpublic Group of Cos., Inc. (The) 1,758 43,036
Omnicom Group, Inc. 872 62,732
105,768
Metals & Mining ( 0 .7% )
Nucor Corp. 285 36,919
Shares Value
Steel Dynamics, Inc. 426 $ 54,532
91,451
Multi-Utilities ( 1 .3% )
Consolidated Edison, Inc. 731 73,356
Public Service Enterprise Group, Inc. 1,170 98,490
171,846
Personal Care Products ( 0 .4% )
Estee Lauder Cos., Inc. (The), Class  A 595 48,076
Pharmaceuticals ( 3 .0% )
Bristol-Myers Squibb Co. (c) 765 35,412
Eli Lilly & Co. 308 240,095
Merck & Co., Inc. 1,044 82,643
Pfizer, Inc. 1,990 48,238
406,388
Professional Services ( 2 .0% )
Automatic Data Processing, Inc. 741 228,524
Genpact Ltd. 319 14,039
Verisk Analytics, Inc., Class  A 63 19,625
262,188
Real Estate Management & Development ( 1 .6% )
CBRE Group, Inc., Class  A (b) 624 87,435
CoStar Group, Inc. (b) 972 78,149
Jones Lang LaSalle, Inc. (b) 217 55,504
221,088
Residential REITs ( 0 .3% )
Equity Residential 527 35,567
Semiconductors & Semiconductor Equipment ( 11 .1% )
Advanced Micro Devices, Inc. (b) 436 61,869
Analog Devices, Inc. 233 55,459
Applied Materials, Inc. 418 76,523
First Solar, Inc. (b) 26 4,304
Intel Corp. 1,498 33,555
KLA Corp. 11 9,853
Lam Research Corp. 783 76,217
Micron Technology, Inc. 462 56,942
NVIDIA Corp. 6,385 1,008,766
QUALCOMM, Inc. 443 70,552
Texas Instruments, Inc. 240 49,829
1,503,869
Software ( 14 .0% )
Adobe, Inc. (b) 140 54,163
Atlassian Corp., Class  A (b) 166 33,713
Autodesk, Inc. (b) 305 94,419
Cadence Design Systems, Inc. (b) 155 47,763
Elastic NV (b) 169 14,252
Guidewire Software, Inc. (b) 140 32,963
Intuit, Inc. 176 138,623
Microsoft Corp. 2,066 1,027,649
Palo Alto Networks, Inc. (b) 437 89,428
Salesforce, Inc. 497 135,527
ServiceNow, Inc. (b) 153 157,296
Synopsys, Inc. (b) 95 48,704
Workday, Inc., Class  A (b) 69 16,560
1,891,060

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Specialized REITs ( 0 .5% )
American Tower Corp. 276 $ 61,002
Specialty Retail ( 2 .8% )
Best Buy Co., Inc. 661 44,373
Dick's Sporting Goods, Inc. 77 15,232
Gap, Inc. (The) 672 14,656
Home Depot, Inc. (The) 292 107,059
Lithia Motors, Inc., Class  A 19 6,419
Lowe's Cos., Inc. 128 28,399
TJX Cos., Inc. (The) 533 65,820
Tractor Supply Co. (c) 306 16,148
Ulta Beauty, Inc. (b) 99 46,314
Williams-Sonoma, Inc. 230 37,575
381,995
Technology Hardware, Storage & Peripherals ( 6 .6% )
Apple, Inc. 3,535 725,276
Dell Technologies, Inc., Class  C 236 28,933
Hewlett Packard Enterprise Co. 2,855 58,385
HP, Inc. 3,308 80,914
893,508
Textiles, Apparel & Luxury Goods ( 1 .4% )
Deckers Outdoor Corp. (b) 180 18,552
Lululemon Athletica, Inc. (b) 177 42,052
NIKE, Inc., Class  B 391 27,777
Ralph Lauren Corp., Class  A 187 51,290
Tapestry, Inc. 585 51,369
191,040
Trading Companies & Distributors ( 1 .2% )
Core & Main, Inc., Class  A (b) 536 32,348
Ferguson Enterprises, Inc. 134 29,178
United Rentals, Inc. 100 75,340
WESCO International, Inc. 127 23,520
160,386
Water Utilities ( 0 .2% )
American Water Works Co., Inc. 195 27,126
Total Common Stocks
(Cost $12,613,267) 13,479,745
Short-Term Investments (0.2%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $15,782)
15,782 15,782
Shares Value
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $13,628)
13,628 $ 13,628
Total Short-Term Investments
(Cost $29,410) 29,410
–
Total Investments ( 100 .1% )
(Cost $ 12,642,677 ) including
$ 160,905 of Securities Loaned (e) 13,509,155
Liabilities in Excess of Other Assets
(
-0.1%
) (7,753)
NET ASSETS (100.0%) $ 13,501,402
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were $ 160,905 and $ 164,323 , respectively. The Fund received cash collateral of $ 13,628 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 150,695 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $42 relating to the Fund’s investment in the Liquidity Fund.
(e) At June 30, 2025, the aggregate cost for federal income tax purposes is $12,642,677. The aggregate gross unrealized appreciation is
$1,482,517 and the aggregate gross unrealized depreciation is
$616,039, resulting in net unrealized appreciation of $866,478.
REIT Real Estate Investment Trust

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 36 .0%
Financials 17 .0
Industrials 12 .3
Other** 11 .9
Health Care 10 .3
Consumer Discretionary 7 .5
Communication Services 5 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (0.1%)
Software (0.1%)
Cohesity, Inc.
Series  G 16,507 $ 379,661
Series  G-1 11,404 262,292
–
Total Common Stocks
(Cost $572,175) 641,953
–
Face
Amount
Fixed Income Securities (98.4%)
Asset-Backed Securities ( 9.0% )
Ares LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
11.86%, 10/15/32(a)(b) $ 1,000,000 1,014,994
Ares LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
10.81%, 1/25/35(a)(b) 2,750,000 2,760,455
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
11.11%, 4/20/37(a)(b) 2,000,000 2,008,114
Ares LXXVII CLO Ltd.,
2025-77A
CME Term SOFR 3 Month + 5.55%,
0.00%, 7/15/38(a)(b) 2,000,000 2,010,000
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
9.51%, 1/15/38(a)(b) 3,500,000 3,435,019
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
8.00%, 4/20/38(a)(b) 2,100,000 2,078,561
2021-16A
CME Term SOFR 3 Month + 5.15%,
9.40%, 4/20/38(a)(b) 3,000,000 2,959,920
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
11.02%, 10/20/37(a)(b) 3,750,000 3,805,028
2024-3A
CME Term SOFR 3 Month + 5.90%,
10.17%, 7/20/37(a)(b) 3,000,000 3,048,087
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 6.35%,
10.63%, 3/31/38(a)(b) 2,000,000 2,010,000
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
10.21%, 7/15/37(a)(b) 3,000,000 3,014,727
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.71%, 7/15/37(a)(b) 3,000,000 3,011,148
Face
Amount Value
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
9.18%, 1/17/38(a)(b) $ 3,000,000 $ 2,983,146
Betony CLO 2 Ltd.,
2018-1A
CME Term SOFR 3 Month + 5.91%,
10.19%, 4/30/31(a)(b) 3,750,000 3,687,503
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
10.96%, 4/15/35(a)(b) 2,000,000 1,970,668
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.82%, 4/20/35(a)(b) 1,000,000 1,002,897
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.09%, 4/18/35(a)(b) 3,825,000 3,670,577
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
9.29%, 4/15/38(a)(b) 5,000,000 4,869,000
2024-23A
CME Term SOFR 3 Month + 6.73%,
11.06%, 5/15/37(a)(b) 3,500,000 3,554,449
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.76%, 7/15/37(a)(b) 3,000,000 2,984,946
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
11.61%, 4/20/37(a)(b) 2,000,000 2,039,032
2021-1A
CME Term SOFR 3 Month + 7.30%,
11.56%, 1/15/40(a)(b) 4,000,000 4,102,448
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.68%, 4/17/35(a)(b) 1,000,000 1,006,661
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
11.38%, 7/20/34(a)(b) 3,000,000 2,959,248
Dryden 87 CLO Ltd.,
2021-87A
CME Term SOFR 3 Month + 6.41%,
10.73%, 5/20/34(a)(b) 2,500,000 2,486,912
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
10.17%, 7/18/37(a)(b) 3,000,000 2,990,223
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
8.99%, 1/20/38(a)(b) 2,500,000 2,469,475

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (9.0%) (cont’d)
Golub Capital Partners CLO 52BR Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
11.02%, 4/20/37(a)(b) $ 4,000,000 $ 4,042,732
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
9.01%, 7/20/34(a)(b) 5,000,000 4,949,900
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
10.38%, 7/25/37(a)(b) 2,500,000 2,530,390
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
11.16%, 10/15/37(a)(b) 3,000,000 3,032,853
2024-3A
CME Term SOFR 3 Month + 6.70%,
11.05%, 1/18/38(a)(b) 3,000,000 3,011,529
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
11.32%, 7/15/35(a)(b) 2,000,000 1,976,706
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.67%, 4/18/37(a)(b) 1,500,000 1,500,097
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
10.16%, 1/15/38(a)(b) 3,000,000 2,993,742
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.82%, 1/22/35(a)(b) 1,250,000 1,255,360
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
11.02%, 7/22/38(a)(b) 1,000,000 1,022,378
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
9.10%, 1/23/39(a)(b) 2,000,000 2,006,848
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
10.36%, 10/15/37(a)(b) 2,000,000 2,011,610
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.86%, 7/20/37(a)(b) 4,000,000 3,970,000
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
9.27%, 1/20/36(a)(b) 3,000,000 2,957,361
Face
Amount Value
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
11.27%, 10/20/37(a)(b) $ 4,000,000 $ 4,062,064
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
11.94%, 10/16/37(a)(b) 2,000,000 2,048,542
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
11.28%, 4/20/34(a)(b) 1,000,000 1,002,877
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.97%, 1/20/38(a)(b) 3,500,000 3,458,326
121,766,553
Corporate Bonds ( 4.3% )
Aerospace & Defense (0.0%)(c)
Goat Holdco LLC
6.75%, 2/1/32(a) 400,000 406,990
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(a) 2,800,000 2,937,835
Capital Markets (0.2%)
AG Issuer LLC
6.25%, 3/1/28(a) 1,150,000 1,150,941
Focus Financial Partners LLC
6.75%, 9/15/31(a) 2,000,000 2,042,878
3,193,819
Chemicals (0.3%)
INEOS Finance plc
7.50%, 4/15/29(a)(d) 750,000 752,492
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 3,300,000 3,479,124
4,231,616
Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 800,000 776,291
Madison IAQ LLC
4.13%, 6/30/28(a) 1,300,000 1,263,862
2,040,153
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(a) 2,100,000 1,750,405
Diversified Telecommunication Services (0.3%)
Altice France SA
5.13%, 7/15/29(a)(d) 2,500,000 2,068,750
Level 3 Financing, Inc.
11.00%, 11/15/29(a) 1,341,270 1,540,232
3,608,982
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(a) 1,000,000 1,045,000

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (4.3%) (cont’d)
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(a) $ 2,300,000 $ 2,298,516
Hotels, Restaurants & Leisure (0.9%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(a) 2,500,000 2,566,852
Fertitta Entertainment LLC
4.63%, 1/15/29(a) 2,800,000 2,683,637
NCL Corp. Ltd.
5.88%, 2/15/27(a) 4,300,000 4,320,909
Sabre GLBL, Inc.
10.75%, 11/15/29(a) 2,165,000 2,232,756
11,804,154
Insurance (0.6%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 1,000,000 1,035,165
AmWINS Group, Inc.
6.38%, 2/15/29(a) 3,000,000 3,059,583
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 2,000,000 2,078,812
Ryan Specialty LLC
5.88%, 8/1/32(a) 2,000,000 2,017,012
8,190,572
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(a) 3,500,000 3,499,117
Pharmaceuticals (0.1%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 1,300,000 1,312,337
Professional Services (0.0%)(c)
CoreLogic, Inc.
4.50%, 5/1/28(a) 600,000 572,851
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 1,150,000 1,160,541
Software (0.4%)
Central Parent, Inc.
7.25%, 6/15/29(a) 200,000 163,282
Cloud Software Group, Inc.
8.25%, 6/30/32(a) 2,590,000 2,758,762
9.00%, 9/30/29(a) 2,150,000 2,230,529
GoTo Group, Inc.
5.50%, 5/1/28(a) 950,000 781,375
5,933,948
Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a)(d) 3,400,000 3,615,543
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.38%, 12/1/31(a) 725,000 772,217
58,374,596
Face
Amount Value
Variable Rate Senior Loan Interests  ( 85.1% )
Aerospace & Defense (1.1%)
Dynasty Acquisition Co., Inc.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.33%, 10/31/31(b) $ 180,657 $ 180,944
First Lien, Initial Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.33%, 10/31/31(b) 68,716 68,825
GOAT Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 1/27/32(b) 1,995,000 2,000,576
Kaman Corp.,
First Lien, Delayed Term Loan,
TBD, 2/26/32(b) 215,517 215,534
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.08%, 2/26/32(b) 2,284,483 2,284,666
Signia Aerospace LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/11/31(b) 34,615 34,832
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 12/11/31(b) 414,346 416,936
TransDigm, Inc.,
First Lien, Term Loan, J,
CME Term SOFR 3 Month + 2.50%,
6.80%, 2/28/31(b) 7,697,250 7,719,611
First Lien, Term Loan, 1,
CME Term SOFR 3 Month + 2.75%,
7.05%, 8/24/28(b) 2,969,925 2,983,765
15,905,689
Automobile Components (1.3%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.58%, 1/31/31(b) 8,620,830 8,651,176
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.44%, 4/06/28(b) 1,917,508 1,855,793
Clarios Global LP,
First Lien, Amendment No. 6 Dollar Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 1/28/32(b) 5,500,000 5,512,045
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.19%, 10/04/28(b) 1,268,970 1,217,437
Lippert Components, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 3/25/32(b) 847,875 851,055
18,087,506

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Automobiles (0.1%)
American Trailer World Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.18%, 3/03/28(b) $ 2,050,000 $ 1,683,347
Banks (0.6%)
Chrysaor Bidco SARL,
First Lien, USD Delayed Draw Commitment Term Loan,
TBD, 10/30/31(b) 206,587 208,222
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.24%, 10/30/31(b) 2,779,464 2,801,463
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 9/30/31(b) 497,500 499,055
First Advantage Holdings LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
7.58%, 10/31/31(b) 4,829,346 4,837,652
Orbit Private Holdings I Ltd.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.04%, 12/11/28(b) 473,807 476,886
8,823,278
Beverages (1.2%)
BrewCo Borrower LLC,
First Lien, First-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.02%, 4/05/28(b) 1,067,201 293,480
First Lien, Second-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 5.00%,
1.50% PIK, 9.52%, 4/05/28(b)(e) 1,071,259 4,687
First Lien, First- Out New Money Term Loan,
CME Term SOFR 3 Month + 6.25%,
10.51%, 4/05/28(b) 23,406 6,437
Celsius Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 4/01/32(b) 1,700,000 1,712,112
Primo Brands Corp.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.55%, 3/31/28(b) 12,662,504 12,722,271
Sazerac Co., Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
7.09%, 6/24/32(b) 2,250,000 2,252,812
16,991,799
Broadline Retail (0.4%)
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/01/31(b) 4,962,563 4,995,439
Face
Amount Value
Building Products (2.2%)
ACProducts Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.81%, 5/17/28(b) $ 1,230,769 $ 938,080
Chariot Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.68%, 11/03/28(b) 2,023,509 2,029,256
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.66%, 4/12/28(b) 2,766,046 2,477,920
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.33%, 2/20/32(b) 2,150,000 2,144,625
LHS Borrower LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.18%, 2/19/29(b) 1,183,936 1,091,198
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 3/28/31(b) 1,440,475 1,445,387
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.55%, 4/30/29(b) 4,429,178 4,095,595
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.58%, 4/14/31(b) 8,902,763 8,897,198
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
6.58%, 2/10/32(b) 3,765,563 3,765,092
Standard Building Solutions, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.07%, 9/22/28(b) 165,457 166,043
27,050,394
Capital Markets (2.9%)
AI Aqua Merger Sub, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.42%, 7/31/28(b) 3,882,512 3,881,386
Aragorn Parent Corp.,
First Lien, 2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.58%, 12/15/28(b) 7,394,912 7,446,529
Aretec Group, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 3.50%,
7.83%, 8/09/30(b) 5,383,725 5,399,553
Deerfield Dakota Holding LLC,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 4/09/27(b) 1,994,751 1,942,947

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 4/07/28(b) $ 2,273,935 $ 2,278,995
Emerald X, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.08%, 1/30/32(b) 500,000 503,595
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 9/15/31(b) 5,254,919 5,249,690
Guggenheim Partners Investment Management Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 11/26/31(b) 4,975,000 5,001,417
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.73%, 2/11/32(b) 1,172,063 1,174,993
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.26%, 2/03/32(b) 3,451,950 3,449,085
Osttra Group Ltd.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.50%,
7.32%, 5/21/32(b) 1,625,000 1,631,906
37,960,096
Chemicals (4.4%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 9/09/31(b) 671,625 672,045
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.02%, 10/04/29(b) 3,580,659 3,579,531
Gates Global LLC,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
6.08%, 6/04/31(b) 5,453,775 5,459,529
INEOS Enterprises Holdings US Finco LLC,
First Lien, Term Loan, B,
TSFR3M + 3.75%,
8.16%, 7/07/30(b) 3,482,368 3,473,662
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 2/07/31(b) 1,147,118 1,097,218
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.58%, 2/18/30(b) 4,590,485 4,411,388
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
8.32%, 7/03/28(b) 2,013,098 1,849,081
Face
Amount Value
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.58%, 7/29/29(b) $ 4,002,024 $ 4,006,406
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.33%, 11/26/31(b) 1,019,875 1,022,425
Momentive Performance Materials, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.33%, 3/29/28(b) 2,310,046 2,321,596
Natgasoline LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 5.50%,
9.83%, 3/25/30(b) 1,217,344 1,212,779
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
7.30%, 6/23/31(b) 5,587,415 5,532,826
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.30%, 10/09/31(b) 922,688 916,921
Rohm Holding GmbH,
First Lien, Term Loan,
CME Term SOFR 6 Month + 5.50%,
, 9.74%, 1/31/29(b)(e) 3,277,450 3,166,836
Tronox Finance LLC,
First Lien, 2024 Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.55%, 4/04/29(b) 4,987,500 4,916,603
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 9/30/31(b) 3,728,928 3,659,011
Vibrantz Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.64%, 4/23/29(b) 3,056,395 2,677,097
WR Grace Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 9/22/28(b) 6,897,894 6,916,587
56,891,541
Commercial Services & Supplies (6.3%)
Allied Universal Holdco LLC,
First Lien, Initial US Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.18%, 5/12/28(b) 7,107,731 7,149,631
Amspec Parent LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/22/31(b) 240,000 241,500
First Lien, Amendment No. 1 Other Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.80%, 12/22/31(b) 2,080,000 2,093,000
First Lien, Amendment No. 1 Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.82%, 12/22/31 80,000 80,500

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
APi Group DE, Inc.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.08%, 1/03/29(b) $ 1,529,122 $ 1,531,194
Camelot US Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 1/31/31(b) 8,869,842 8,789,481
CohnReznick Advisory LLC,
First Lien, Delayed Draw Term Loan,
TBD, 3/31/32(b) 314,850 314,062
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 3/31/32(b) 1,360,150 1,356,750
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.28%, 8/01/29(b) 7,779,098 7,818,226
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.82%, 3/03/32(b) 3,300,000 3,306,187
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 10/21/30(b) 5,489,918 5,501,941
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
TSFR3M + 3.75%,
8.05%, 10/17/30(b) 2,571,466 2,584,863
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.76%, 6/21/28(b) 10,683,535 10,703,566
Neptune Bidco US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
9.33%, 4/11/29(b) 3,326,463 3,154,785
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.75%,
8.88%, 5/31/30(b) 4,253,951 4,284,984
PG Polaris BidCo SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 3/26/31(b) 2,094,741 2,103,120
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.32%, 10/15/30(b) 7,708,153 7,720,679
Raven Acquisition Holdings LLC,
First Lien, 2024 Delayed Draw Term Loan,
TSFR3M,
TBD, 11/19/31(b) 426,667 426,827
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.58%, 11/19/31(b) 5,958,400 5,960,634
Face
Amount Value
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 1 Month + 5.50%,
9.82%, 3/28/30(b) $ 2,775,341 $ 2,628,081
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.58%, 3/06/28(b) 4,257,687 3,752,087
Stepstone Group MidCo 2 GmbH (The),
First Lien, Term Loan,
CME Term SOFR 6 Month + 4.50%,
8.65%, 12/04/31(b) 1,575,000 1,531,688
Teneo Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.08%, 3/13/31(b) 1,984,925 2,006,838
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 10/03/31(b) 1,147,125 1,155,247
86,195,871
Communications Equipment (0.2%)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.07%, 11/30/29(b) 1,784,399 1,773,719
Viavi Solutions, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.50%,
6.32%, 6/11/32(b) 1,500,000 1,502,347
3,276,066
Construction & Engineering (1.9%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 9/23/31(b) 7,002,757 6,998,380
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.80%, 2/18/31(b) 1,487,410 1,252,295
Azuria Water Solutions, Inc.,
First Lien, 2025 Incremental Delayed Draw Term Loan,
TBD, 5/17/28(b) 146,104 146,834
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 5/17/28(b) 976,443 981,325
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.50%,
6.81%, 7/01/31(b) 4,742,981 4,754,032
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 11/03/31(b) 945,250 949,385

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Cube Industrial Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.52%, 10/18/31(b) $ 750,000 $ 754,920
Kodiak Building Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.03%, 12/04/31(b) 1,339,518 1,293,191
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.56%, 3/15/32(b) 4,750,000 4,750,000
Service Logic Acquisition, Inc.,
First Lien, Amendment No. 8 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 10/29/27(b) 1,492,500 1,496,231
23,376,593
Construction Materials (0.0%)(c)
Knife River Corp.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.31%, 3/08/32(b) 573,563 576,075
Consumer Finance (0.4%)
Citrin Cooperman Advisors LLC,
First Lien, Delayed Draw Term Loan,
TBD, 4/01/32(b) 184,848 185,002
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 4/01/32(b) 2,865,152 2,867,530
Sabre GLBL, Inc.,
First Lien, 2021 Other Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
7.94%, 12/17/27(b) 689,957 680,591
First Lien, 2021 Other Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
7.94%, 12/17/27(b) 807,816 796,850
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
9.43%, 6/30/28(b) 249,489 248,304
Shift4 Payments LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 2.75%,
6.80%, 5/07/32(b) 575,000 580,301
5,358,578
Consumer Staples Distribution & Retail (0.2%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
11.15%, 8/01/29(b) 2,768,573 2,554,355
Containers & Packaging (1.2%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 6/11/31(b) 668,250 667,137
Face
Amount Value
Berlin Packaging LLC,
First Lien, 2024-2 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%; CME Term SOFR 3 Month +
3.50%,
7.82%, 6/09/31(b) $ 2,972,567 $ 2,986,597
Charter Next Generation, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.06%, 11/29/30(b) 5,150,207 5,174,361
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
7.50%, 4/13/29(b) 6,448,965 6,443,484
15,271,579
Distributors (0.5%)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.32%, 5/21/32(b) 4,500,000 4,421,250
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/01/30(b) 2,672,077 2,675,858
7,097,108
Diversified Consumer Services (2.8%)
Ascend Learning LLC,
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
10.18%, 12/10/29(b) 1,885,963 1,893,035
Belron Finance 2019 LLC,
First Lien, 2031 Dollar Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 10/16/31(b) 2,977,500 2,994,695
Fugue Finance BV,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.58%, 1/09/32(b) 7,924,848 7,981,827
Garda World Security Corp.,
First Lien, Twelfth Additional Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.31%, 2/01/29(b) 1,500,000 1,504,575
KUEHG Corp.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 6/12/30(b) 9,872,749 9,888,940
Lernen US Finco LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Day + 4.00%,
8.29%, 10/27/31(b) 1,965,137 1,980,691
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 5/04/28(b) 3,970,050 3,973,087
Renaissance Holdings Corp.,
First Lien, 2024-2 Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.28%, 4/05/30(b) 3,099,443 2,823,391

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 9/30/30(b) $ 2,487,374 $ 2,500,781
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 1/30/31(b) 3,379,986 3,368,798
38,909,820
Diversified Telecommunication Services (1.1%)
Altice France SA,
First Lien, Term Loan, B14,
CME Term SOFR 3 Month + 5.50%,
9.76%, 8/15/28(b) 3,473,418 3,155,982
Level 3 Financing, Inc.,
First Lien, Commitment Term Loan, B3,
CME Term SOFR 1 Month + 4.25%,
8.58%, 3/29/32(b) 3,000,000 3,036,885
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
6.79%, 4/16/29(b) 3,068,304 3,035,719
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
6.79%, 4/15/30(b) 6,576,532 6,504,124
15,732,710
Electric Utilities (0.7%)
Cogentrix Finance Holdco I LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 2/13/32(b) 1,995,000 2,000,995
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
6.55%, 8/18/31(b) 4,466,250 4,479,582
MRP Buyer LLC,
First Lien, Delayed Draw Term Loan,
TBD, 6/04/32(b) 547,581 540,054
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.57%, 6/04/32(b) 4,302,419 4,243,283
11,263,914
Electrical Equipment (1.2%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.83%, 1/30/32(b) 2,000,000 2,015,130
Indicor LLC,
First Lien, Dollar Term Loan, D,
CME Term SOFR 3 Month + 2.75%,
7.05%, 11/22/29(b) 4,437,493 4,434,165
LSF12 Crown US Commercial Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.57%, 12/02/31(b) 3,650,000 3,673,962
Face
Amount Value
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 1/27/31(b) $ 5,450,691 $ 5,458,186
15,581,443
Electronic Equipment, Instruments & Components (0.5%)
Ingram Micro, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.56%, 9/22/31(b) 3,835,125 3,857,906
Minimax Viking GmbH,
First Lien, Senior USD Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.58%, 2/20/32(b) 1,350,000 1,357,594
VeriFone Systems, Inc.,
First Lien, Term Loan,
TSFR3M + 4.00%,
8.58%, 8/20/25(b) 1,321,959 1,240,659
6,456,159
Entertainment (0.6%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
7.19%, 3/13/28(b) 7,886,770 7,772,096
Financial Services (2.8%)
Blackhawk Network Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.00%,
8.33%, 3/12/29(b) 995,000 1,001,607
Boost Newco Borrower LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
6.30%, 1/31/31(b) 12,758,240 12,806,084
CPI Holdco B LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.33%, 5/19/31(b) 1,662,438 1,659,528
Kestra Advisor Services Holdings A, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 3/24/31(b) 2,481,281 2,483,093
Mariner Wealth Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.80%, 8/18/28(b) 4,806,943 4,824,969
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.51%, 7/03/31(b) 1,057,973 1,060,618
OID-OL Intermediate I LLC,
First Lien, Initial Second Out Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.73%, 2/02/29(b) 2,002,937 1,680,795
First Lien, Initial First Out Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.33%, 2/01/29(b) 487,652 503,299

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Orion Advisor Solutions, Inc.,
First Lien, 2024 Refinance Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.03%, 9/24/30(b) $ 2,133,875 $ 2,147,638
Osaic Holdings, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.50%,
7.83%, 8/17/28(b) 2,830,325 2,840,118
Trans Union LLC,
First Lien, 2024 Refinancing Term Loan, B9,
CME Term SOFR 1 Month + 1.75%,
6.08%, 6/24/31(b) 4,653,118 4,663,075
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.31%, 3/15/32(b) 1,645,875 1,654,104
WEX, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 1.75%,
6.08%, 3/05/32(b) 1,895,250 1,893,772
39,218,700
Food Products (1.5%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.30%, 10/08/31(b) 922,688 920,381
Alltech, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.25%,
8.69%, 8/13/30(b) 2,441,439 2,448,690
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.00%,
6.24%, 9/30/31(b) 5,727,022 5,676,939
Nomad Foods US LLC,
First Lien, 2023 USD Term Loan, B4,
CME Term SOFR 6 Month + 2.50%,
6.54%, 11/13/29(b) 7,415,000 7,426,011
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.83%, 10/01/31(b) 2,394,000 2,380,235
18,852,256
Ground Transportation (1.1%)
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.26%, 4/08/30(b) 2,164,125 2,172,511
First Student Bidco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/21/28(b) 2,411,924 2,415,687
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
8.04%, 6/30/28(b) 2,969,341 2,476,356
Face
Amount Value
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.50%,
8.04%, 6/30/28(b) $ 582,716 $ 485,971
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
7.58%, 1/25/29(b) 2,977,353 2,940,136
Student Transportation of America Holdings, Inc.,
First Lien, Delayed Draw Term Loan,
TBD, 6/10/32(b) 270,000 270,886
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.57%, 6/10/32(b) 3,780,000 3,792,398
14,553,945
Health Care Equipment & Supplies (1.3%)
Bausch + Lomb Corp.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.25%,
8.04%, 12/17/30(b) 4,959,712 4,975,236
Medline Borrower LP,
First Lien, Dollar Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.58%, 10/23/28(b) 10,171,449 10,194,589
Sotera Health Holdings LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 5/30/31(b) 1,471,294 1,479,577
16,649,402
Health Care Providers & Services (2.5%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.78%, 11/08/32(b) 4,962,437 4,980,277
Concentra Health Services, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.33%, 7/28/31(b) 5,497,410 5,524,897
Examworks Bidco, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 11/01/28(b) 1,571,063 1,576,844
Hanger, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.83%, 10/23/31(b) 2,187,199 2,193,400
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month +
7.00%, 7.83%, 10/23/31(b) 282,214 283,014
MED ParentCo LP,
First Lien, Ninth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.83%, 4/15/31(b) 2,977,500 2,992,923
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.88%, 11/01/28(b) 1,576,696 849,611

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
8.15%, 3/02/28(b) $ 120,215 $ 116,459
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%; CME Term SOFR 3 Month +
3.75%,
8.17%, 3/02/28(b) 4,820,463 4,669,823
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 3/17/31(b) 6,207,296 6,220,052
Phoenix Newco, Inc.,
First Lien, Sixth Amendment Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 11/15/28(b) 2,189,108 2,192,183
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.33%, 12/03/31(b) 1,815,875 1,823,829
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.58%, 10/22/29(b) 558,430 561,225
33,984,537
Health Care Technology (1.0%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 2/15/29(b) 5,925,456 5,926,197
Cotiviti, Inc.,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 3/26/32(b) 1,000,000 996,460
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 5/01/31(b) 6,851,333 6,827,799
13,750,456
Hotels, Restaurants & Leisure (3.9%)
Carnival Corp.,
First Lien, 2025 Repricing Advance Term Loan,
CME Term SOFR 1 Month +
4.00%, 6.31%, 8/09/27(b) 3,815,008 3,822,870
ClubCorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
9.56%, 9/18/26(b) 4,333,658 4,344,493
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.83%, 1/29/29(b) 5,522,555 5,522,776
Flutter Financing BV,
First Lien, Third Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.30%, 6/04/32(b) 1,425,000 1,426,781
Face
Amount Value
Herschend Entertainment Co. LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.57%, 5/27/32(b) $ 900,000 $ 907,407
IRB Holding Corp.,
First Lien, 2024 Second Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.83%, 12/15/27(b) 8,766,723 8,775,884
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.56%, 4/16/29(b) 7,722,090 7,738,499
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.55%, 8/01/30(b) 3,555,911 3,526,468
Sabre GLBL, Inc.,
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
10.43%, 11/15/29(b) 2,238,059 2,238,059
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.28%, 4/04/29(b) 2,461,206 2,461,932
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
6.33%, 12/04/31(b) 6,801,332 6,805,583
Voyager Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.75%,
8.80%, 5/10/32(b) 2,500,000 2,477,775
50,048,527
Household Durables (0.2%)
Somnigroup International, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.25%,
6.30%, 10/24/31(b) 2,805,000 2,814,355
Household Products (0.6%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 3/19/32(b) 4,275,000 4,291,929
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 6/27/31(b) 4,094,063 3,680,562
7,972,491
Independent Power and Renewable Electricity Producers (0.2%)
Invenergy Thermal Operating I LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Day + 3.50%,
7.91%, 5/06/32(b) 2,109,375 2,128,096

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
First Lien, Term Loan, C,
CME Term SOFR 1 Day + 3.50%,
7.91%, 5/06/32(b) $ 140,625 $ 141,873
2,269,969
Insurance (5.6%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
7.33%, 11/06/30(b) 3,965,006 3,960,347
Alera Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.58%, 5/31/32(b) 4,700,000 4,719,387
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 9/19/31(b) 9,095,627 9,107,997
AssuredPartners, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.83%, 2/14/31(b) 5,752,188 5,773,097
Asurion LLC,
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
8.68%, 8/21/28(b) 3,887,593 3,851,827
Second Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 5.25%,
9.69%, 1/31/28(b) 1,767,000 1,694,668
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.69%, 1/19/29(b) 3,200,000 2,977,248
Broadstreet Partners, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month +
6.00%, 7.33%, 6/16/31(b) 5,910,356 5,924,098
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.77%, 6/20/30(b) 10,597,490 10,641,152
IMA Financial Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 11/01/28(b) 525,000 525,549
Ryan Specialty Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.58%, 9/15/31(b) 2,189,000 2,191,736
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 7/31/31(b) 9,426,694 9,471,235
Trucordia Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.56%, 6/14/32(b) 2,000,000 2,006,250
Face
Amount Value
Truist Insurance Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.05%, 5/06/31(b) $ 1,608,871 $ 1,611,550
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
6.55%, 11/21/29(b) 12,035,825 12,029,265
76,485,406
IT Services (2.3%)
Endurance International Group, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.93%, 2/10/28(b) 4,837,018 3,508,362
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.19%, 8/28/28(b) 1,383,579 765,797
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.40%, 10/01/27(b) 5,155,402 4,978,830
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.80%, 10/02/31(b) 847,875 807,601
Speedster Bidco GmbH,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.55%, 11/13/31(b) 4,014,938 4,043,805
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.03%, 10/03/31(b) 1,546,125 1,507,472
Tempo Acquisition LLC,
First Lien, Seventh Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.08%, 8/31/28(b) 7,520,440 7,498,142
X Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 6.50%,
10.95%, 10/26/29(b) 5,320,022 5,204,072
28,314,081
Leisure Products (2.3%)
Endeavor Operating Co. LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.33%, 3/24/32(b) 8,500,000 8,521,250
GBT US III LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.78%, 7/25/31(b) 7,867,513 7,890,447
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.30%, 9/29/31(b) 2,830,615 2,744,522

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.03%, 10/31/31(b) $ 3,575,718 $ 3,519,097
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.50%,
9.95%, 6/01/28(b) 3,580,824 3,521,651
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.03%, 2/21/30(b) 4,175,502 4,191,181
Sabre GLBL, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.25%,
8.68%, 6/30/28(b) 151,205 149,580
30,537,728
Machinery (3.8%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.83%, 8/19/31(b) 2,979,000 2,987,937
Apex Tool Group LLC,
First Lien, Term Loan, A,
TSFR1M + 5.25%,
7.35% PIK, 9.68%, 2/08/29(b)(e) 38,216 33,216
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 10.00%,
2.50% PIK, 14.43%, 2/08/30(b)(e) 90,442 71,449
Cleanova Holding Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
9.07%, 5/24/32(b) 1,250,000 1,228,125
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.82%, 9/28/28(b) 2,953,747 2,897,212
Crosby US Acquisition Corp.,
First Lien, Amendment No. 4 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.83%, 8/16/29(b) 2,565,086 2,577,835
Crown Equipment Corp.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.57%, 10/10/31(b) 1,920,188 1,920,591
Dynamo US Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.80%, 10/01/31(b) 3,968,120 3,985,500
Engineered Machinery Holdings, Inc.,
First Lien, Incremental US Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.31%, 5/19/28(b) 4,436,166 4,468,261
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.56%, 5/21/29(b) 3,150,000 3,167,719
Face
Amount Value
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 10/23/28(b) $ 3,122,646 $ 3,138,228
Madison Safety & Flow LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 9/26/31(b) 1,913,050 1,919,028
Pro Mach Group, Inc.,
First Lien, Amendment No. 5 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 8/31/28(b) 3,543,590 3,554,841
SPX FLOW, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.33%, 4/05/29(b) 5,883,566 5,911,101
SunSource Borrower LLC,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.43%, 3/25/31(b) 3,568,790 3,520,165
TK Elevator Midco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
7.24%, 4/30/30(b) 11,440,098 11,482,999
52,864,207
Media (0.7%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
6.55%, 12/15/31(b) 7,099,350 7,118,447
MJH Healthcare Holdings LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.58%, 1/29/29(b) 3,300,063 3,313,807
10,432,254
Metals & Mining (0.7%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 8/19/30(b) 6,519,319 6,522,579
Novelis, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.30%, 3/11/32(b) 2,169,563 2,174,986
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.02%, 11/13/28(b) 547,222 521,229
9,218,794
Oil, Gas & Consumable Fuels (2.9%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.06%, 7/09/31(b) 2,332,375 2,329,460

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.30%, 12/31/30(b) $ 10,933,639 $ 10,947,743
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 5/01/31(b) 3,614,989 3,624,605
EPIC Crude Services LP,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.26%, 10/15/31(b) 4,146,049 4,165,059
Freeport LNG Investments LLLP,
First Lien, 2025 Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.52%, 12/21/28(b) 2,504,093 2,509,840
GIP Pilot Acquisition Partners LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.28%, 10/04/30(b) 6,715,787 6,746,545
Hilcorp Energy I LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.31%, 2/06/30(b) 1,845,375 1,851,142
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.68%, 7/16/29(b) 5,423,774 5,457,673
WhiteWater Matterhorn Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.57%, 6/16/32(b) 1,100,000 1,100,918
38,732,985
Passenger Airlines (0.7%)
AAdvantage Loyalty IP Ltd.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.52%, 4/20/28(b) 7,576,471 7,537,982
Vista Management Holding, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 4/01/31(b) 1,375,000 1,380,156
8,918,138
Personal Care Products (0.9%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.19%, 5/17/28(b) 2,266,221 1,677,003
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.05%, 3/01/28(b) 5,334,286 5,343,167
Face
Amount Value
Opal LLC,
First Lien, Term Loan, B2,
CME Term SOFR 6 Month + 3.25%,
7.44%, 3/31/32(b) $ 5,830,000 $ 5,860,986
12,881,156
Pharmaceuticals (0.4%)
1261229 BC Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.56%, 10/08/30(b) 1,975,000 1,909,114
Mallinckrodt plc,
First Lien, Second-Out Term Loan,
CME Term SOFR 1 Month + 9.50%,
14.00%, 11/14/28(b) 3,473,485 3,594,449
5,503,563
Professional Services (1.6%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.94%, 6/02/28(b) 5,663,550 5,613,116
Creative Artists Agency LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 10/01/31(b) 2,664,685 2,675,637
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 8/16/30(b) 2,236,069 2,199,733
EmployBridge Holding Co.,
First Lien, First Out Delayed Draw Term Loan,
TBD, 1/21/30(b) 296,979 232,015
First Lien, Second Out Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.31%, 1/18/30(b) 1,582,115 420,582
First Lien, First Out Term Loan, B,
CME Term SOFR 3 Month + 5.50%,
9.80%, 1/21/30(b) 707,449 552,695
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 6/02/31(b) 1,632,806 1,633,418
First Lien, 2025-2 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 6/02/31(b) 3,250,000 3,259,344
Soliant Lower Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.00%, 7/18/31(b) 1,939,442 1,928,533
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 2/14/31(b) 5,457,456 5,464,960
23,980,033

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.08%, 1/31/30(b) $ 2,293,749 $ 2,307,603
Software (12.6%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 2/24/31(b) 4,118,522 4,141,359
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 12/11/28(b) 5,618,611 5,624,145
Azalea Topco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.58%, 4/30/31(b) 1,159,446 1,162,948
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 7/30/31(b) 7,755,304 7,716,023
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
10.08%, 7/30/31(b) 3,100,000 3,024,453
Central Parent LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 7/06/29(b) 4,538,188 3,800,959
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.80%, 3/30/29(b) 11,002,538 11,026,909
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.18%, 10/09/28(b) 6,159,933 5,938,175
Clover Holdings 2 LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.31%, 12/09/31(b) 4,750,000 4,763,347
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.52%, 2/10/28(b) 2,473,602 2,376,723
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.55%, 6/26/31(b) 2,080,330 2,075,129
E2open LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.94%, 2/04/28(b) 3,961,541 3,979,942
ECI Macola/Max Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.55%, 5/09/30(b) 8,493,112 8,545,344
Face
Amount Value
Ellucian Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.33%, 10/09/29(b) $ 9,888,979 $ 9,924,530
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.75%,
7.08%, 5/30/31(b) 12,061,695 12,105,961
Imprivata, Inc.,
First Lien, 2024 Refinancing Term Commitment Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.78%, 12/01/27(b) 3,746,579 3,768,178
Informatica LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.58%, 10/27/28(b) 6,898,154 6,934,818
Ivanti Software, Inc.,
First Lien, 2025-1 Fourth Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 4.75%,
9.02%, 6/01/29(b) 607,574 506,756
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
10.02%, 6/01/29(b) 275,000 283,594
Marcel Bidco LLC,
First Lien, Term Loan, B7,
CME Term SOFR 1 Day + 3.50%,
7.76%, 11/12/30(b) 2,715,728 2,734,412
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.32%, 3/01/29(b) 7,341,708 7,145,170
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.93%, 12/15/28(b) 5,538,280 5,556,279
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
6.08%, 1/31/30(b) 1,447,613 1,448,974
PointClickCare Technologies, Inc.,
First Lien, 2014-1 Term Loan,
CME Term SOFR 6 Month + 3.25%,
7.42%, 11/03/31(b) 1,119,375 1,125,677
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.29%, 6/02/28(b) 5,235,422 5,109,248
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 6 Month + 3.25%,
7.55%, 10/28/30(b) 5,607,292 5,640,011
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 7/16/31(b) 4,453,622 4,466,404
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
9.55%, 7/02/32(b) 525,000 530,468

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Project Ruby Ultimate Parent Corp.,
First Lien, Incremental Term Loan, B4,
CME Term SOFR 1 Month + 3.00%,
7.44%, 3/10/28(b) $ 1,994,987 $ 1,999,556
Proofpoint, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.33%, 8/31/28(b) 6,006,757 6,017,509
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.55%, 6/28/30(b) 1,428,721 1,435,864
Rackspace Finance LLC,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.68%, 5/15/28(b) 2,970,000 2,986,439
RealPage, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.56%, 4/24/28(b) 1,695,596 1,685,855
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 4/24/28(b) 1,850,000 1,855,263
Starlight Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.26%, 4/16/32(b) 4,750,000 4,655,997
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.88%, 12/22/27(b) 1,766,054 1,614,712
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.31%, 2/10/31(b) 14,164,481 14,233,958
Veritas US, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 8.00%,
4.50% PIK, 12.30%, 12/10/29(b)
(e) 1,287,625 1,296,639
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.54%, 4/24/28(b) 5,911,968 5,628,194
174,865,922
Specialty Retail (2.2%)
EG Finco Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.58%, 2/07/28(b) 3,224,846 3,243,550
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.58%, 1/23/32(b) 5,143,447 5,144,270
Face
Amount Value
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.58%, 6/11/31(b) $ 3,569,250 $ 3,499,721
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.83%, 4/23/31(b) 3,544,425 3,545,542
Park River Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.80%, 12/28/27(b) 5,450,845 5,321,361
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.19%, 1/31/28(b) 2,906,529 2,612,606
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
7.58%, 10/19/29(b) 5,309,379 5,288,486
28,655,536
Technology Hardware, Storage & Peripherals (0.0%)(c)
Clover Holdings SPV III LLC,
First Lien, Margin Term Loan,
15.00% PIK, 15.00%,
12/09/27(b)(e) 453,497 452,930
Textiles, Apparel & Luxury Goods (1.0%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.58%, 2/13/32(b) 1,371,563 1,370,705
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.58%, 12/21/28(b) 5,023,816 5,027,333
Beach Acquisition Bidco LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
7.32%, 6/25/32(b) 1,000,000 1,006,250
Hanesbrands, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.08%, 3/08/32(b) 1,988,903 1,996,570
Varsity Brands, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.83%, 8/26/31(b) 4,488,750 4,493,665
13,894,523
Trading Companies & Distributors (0.2%)
Foundation Building Materials, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.28%, 1/29/31(b) 1,392,069 1,366,713

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (85.1%) (cont’d)
Herc Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 6/02/32(b) $ 850,000 $ 854,250
2,220,963
Wireless Telecommunication Services (0.1%)
Crown Subsea Communications Holding, Inc.,
First Lien, 2024 Term Loan,
TSFR1M + 4.00%,
8.33%, 1/30/31(b) 1,500,000 1,511,565
1,149,703,481
Total Fixed Income Securities
(Cost $1,337,562,401)
1,329,844,630
–
Shares
Short-Term Investments (5.5%)
Investment Company ( 5.4% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(f)
(Cost $73,333,907)
73,333,907 73,333,907
Security held as Collateral on Loaned Securities ( 0.1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(f)
(Cost $1,107,753)
1,107,753 1,107,753
Total Short-Term Investments
(Cost $74,441,660)
74,441,660
Total Investments (104.0%)
(Cost $1,412,576,236) including
$1,331,509 of Securities Loaned 1,404,928,243
Less: Unfunded Loan Commitments (-0.2%)
(cost $3,190,907) (3,136,920)
Net Investments (103.8%)
(cost $1,409,385,329)(g) 1,401,791,323
Liabilities in Excess of Other Assets (-3.8%)
(51,095,996)
Net Assets (100.0%) $1,350,695,327
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2025, were
$1,331,509 and $1,391,610, respectively. The Fund received
cash collateral of $ 1,107,753 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $283,857 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities fro m the borrower on demand.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $105,918 relating to the Fund’s
investment in the Liquidity Fund.
(g) At June 30, 2025, the aggregate cost for federal income tax purposes is $1,409,385,329. The aggregate gross unrealized appreciation is $6,048,320 and the aggregate gross unrealized depreciation is $13,642,326, resulting in net unrealized depreciation of
$7,594,006.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 81.9%
Asset-Backed Securities 8.7
Short-Term Investments 5.2
Other** 4.2
Total Investments 100.0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (97.2%)
Municipal Bonds ( 97 .2% )
Education ( 19 .9% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) $ 210,000 $ 193,310
California Municipal Finance Authority,
California Baptist University
Series 2025 A
5.63%, 11/1/54(a) 500,000 497,973
California School Finance Authority,
Magnolia Public Schools Obligated Group
Series 2025 A
4.25%, 7/1/35(a) 700,000 688,621
Capital Trust Authority,
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 454,683
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 400,000 373,639
Development Authority of Cobb County (The),
MT Bethel Christian Academy, Inc.
Series 2025
6.25%, 6/1/55(a) 555,000 562,937
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 712,508
Iowa Higher Education Loan Authority,
Series 2025
5.00%, 10/1/45 500,000 470,911
Louisiana Public Facilities Authority,
Acadiana Renaissance Charter Academy
Series 2025
6.00%, 6/15/45(a) 500,000 502,522
Navajo County Unified School District No. 27,
Kayenta
Series 2025
6.00%, 7/1/44 500,000 521,723
Public Finance Authority,
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 750,000 734,691
San Antonio Education Facilities Corp.,
University of the Incarnate Word
Series 2025
5.00%, 10/1/50 500,000 451,022
Sheldon Community School District School,
Infrastructure Sales Services
Series 2025
5.00%, 6/1/45 10,000 10,020
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/44(a) 500,000 477,763
Face
Amount Value
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 $ 1,000,000 $ 877,745
7,530,068
General Obligation ( 9 .1% )
Chicago Board of Education,
Series 2022 A
5.00%, 12/1/47 500,000 462,093
Series 2015 C
5.25%, 12/1/39 500,000 494,282
City of Chicago,
Series 2025 E
6.00%, 1/1/42 500,000 530,396
City of Chicago IL,
Series 2024 A
5.25%, 1/1/45 400,000 389,561
Series 2019 A
5.50%, 1/1/49 1,000,000 993,132
Mida Cormont Public Infrastructure District,
Series 2025 B
8.50%, 6/15/55(a) 546,000 548,319
3,417,783
Hospital ( 4 .0% )
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group
Series 2014 A
5.50%, 12/1/54 500,000 492,155
Denver Health & Hospital Authority,
Series 2025 A
5.13%, 12/1/50 500,000 495,513
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 115,000 102,088
Massachusetts Development Finance Agency,
Seven Hills Foundation Obligated Group
Series 2025
6.00%, 9/1/45 405,000 424,839
1,514,595
Housing ( 3 .9% )
Public Finance Authority,
Campus Real Estate Holding Corp. LLC
Series 2025 A
5.25%, 6/1/45 370,000 362,890
Series 2025 A
5.50%, 6/1/55 600,000 592,150
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 500,000 485,418
1,440,458
Other Revenue ( 50 .2% )
Alachua County Housing Finance Authority,
Woodland Park II LLC
Series 2025 A
6.30%, 7/1/55(a)(b) 300,000 301,579

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.2%) (cont’d)
Other Revenue (50.2%) (cont’d)
Series 2025 C
7.00%, 7/1/29(a)(b) $ 300,000 $ 301,747
Atlanta Development Authority (The),
Westside Tax Allocation District Gulch Area
Series 2024 A-2
5.50%, 4/1/39(a) 1,000,000 1,006,723
Baldwin County Industrial Development Authority,
Novelis Corp.
Series 2025 A (AMT)
5.00%, 6/1/55(a)(b) 500,000 504,502
Berks County Industrial Development Authority,
Highlands at Wyomissing Obligated Group
Series 2017 A
5.00%, 5/15/32 500,000 506,353
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC
Series 2025 A (AMT)
9.50%, 1/1/65(a)(b) 1,000,000 948,203
California Municipal Finance Authority,
Witmer Manor Community Partners LP
Series 2025 B
6.00%, 11/1/43 1,000,000 1,005,111
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 410,000 346,252
City of Valparaiso IN,
Pratt Paper LLC Project
Series 2024 (AMT)
5.00%, 1/1/54(a) 750,000 705,296
County of Denton TX,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) 500,000 504,929
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 C
5.00%, 7/15/35(a) 300,000 301,097
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(a)(b) 500,000 498,431
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 1,000,000 994,659
Hoover Industrial Development Board,
United States Steel Corp.
Series 2019 (AMT)
5.75%, 10/1/49 750,000 756,659
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2016 A
5.00%, 5/15/41 280,000 276,860
Face
Amount Value
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) $ 500,000 $ 361,829
Series 2023
5.00%, 12/1/53(a)(b) 150,000 150,288
Kingston One Community Development District,
Assessment Area One - 2025 Project
Series 2025
5.75%, 5/1/45(a) 250,000 249,425
Series 2025
6.00%, 5/1/57(a)(c) 500,000 498,525
Lakewood Ranch Stewardship District,
Villages of Lakewood Ranch South Project
Series 2016
5.13%, 5/1/46 1,000,000 967,861
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 A (AMT)
5.00%, 6/1/54 750,000 720,282
New Hampshire Business Finance Authority,
Series 2025 A-2
4.09%, 1/20/41(b) 499,283 449,734
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 759,411
Westminster Manor
Series 2025
5.00%, 11/1/60 500,000 459,727
Niagara Area Development Corp.,
Reworld Holding Corp.
Series 2018 A (AMT)
4.75%, 11/1/42(a) 750,000 680,410
North Carolina Medical Care Commission,
Penick Village Obligated Group
Series 2024 A
5.50%, 9/1/44 760,000 761,031
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 506,305
Point Phase 1 Public Infrastructure District No. 1,
Series 2025 A-1
5.88%, 3/1/45 500,000 508,407
Puerto Rico Sales Tax Financing Corp.,
Series A-1
5.00%, 7/1/58 447,000 420,893
Sales Tax
Series A-1
0.00%, 7/1/51 1,532,000 358,196
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 500,000 465,270
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 514,525

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.2%) (cont’d)
Other Revenue (50.2%) (cont’d)
Tempe Industrial Development Authority,
Mirabella at ASU, Inc.
Series 2017 A
6.00%, 10/1/37(a) $ 300,000 $ 223,205
Series 2017 A
6.13%, 10/1/52(a) 300,000 191,021
Vermont Economic Development Authority,
Casella Waste Systems, Inc.
Series 2022 A-2 (AMT)
4.38%, 6/1/52(a)(b) 500,000 493,316
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group
Series A
5.00%, 7/1/36(a) 100,000 100,077
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 205,000 204,239
19,002,378
Transportation ( 6 .6% )
California Municipal Finance Authority,
LAX Integrated Express Solutions LLC
Series 2018 A (AMT)
5.00%, 12/31/47 1,000,000 958,634
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.25%, 7/15/34 500,000 515,593
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 519,733
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.25%, 5/15/45 500,000 515,974
2,509,934
Water & Sewer ( 3 .5% )
Beaufort-Jasper Water & Sewer Authority,
Series 2025 A
4.00%, 3/1/47 395,000 355,293
Chisholm Creek Utility Authority,
Series 2025
4.00%, 9/1/45 530,000 471,777
City of Hot Springs AR,
Wastewater
Series 2025 B
4.38%, 12/1/50 490,000 451,307
1,278,377
Total Fixed Income Securities
(Cost $37,230,563)
36,693,593
–
Face
Amount Value
Short-Term Investments ( 6 .6% )
Municipal Bonds ( 6 .6% )
Other Revenue ( 4 .6% )
Maryland Community Development Administration,
Residential
Series 2012 B
4.35%, 9/1/33(b) $ 250,000 $ 250,000
North Dakota Housing Finance Agency,
Series 2015 F
4.35%, 1/1/47(b) 750,000 750,000
University of California,
Series Z-1
4.39%, 7/1/41(b) 750,000 750,000
1,750,000
Utility ( 2 .0% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.95%, 7/1/49(b) 750,000 750,000
Total Municipal Bonds
(Cost $2,500,000)
2,500,000
Total Short-Term Investments
(Cost $2,500,000)
2,500,000
Total Investments ( 103 .8% )
( Cost $ 39,730,563 ) (d) 39,193,593
Liabilities in Excess of Other Assets (-3.8%)
(1,431,833)
Net Assets (100.0%) $37,761,760
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) When-issued security.
(d) At June 30, 2025, the aggregate cost for federal income tax purposes is $39,730,563. The aggregate gross unrealized appreciation
is $201,330 and the aggregate gross unrealized depreciation is
$738,300, resulting in net unrealized depreciation of $536,970.
AMT Alternative Minimum Tax

Portfolio Composition
Classification
Percentage of Total
Investments
Other Revenue 52 .9%
Education 19 .2
Other* 12 .8
General Obligation 8 .7
Transportation 6 .4
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (95.2%)
Corporate Bonds ( 95 .2% )
Aerospace & Defense (2.4%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a) $ 20,000 $ 20,617
6.25%, 3/15/33(a)(b) 15,000 15,483
Bombardier, Inc.
7.00%, 6/1/32(a) 30,000 31,279
7.25%, 7/1/31(a)(b) 30,000 31,529
7.88%, 4/15/27(a) 61,000 61,390
8.75%, 11/15/30(a) 40,000 43,353
Moog, Inc.
4.25%, 12/15/27(a) 111,000 108,639
TransDigm, Inc.
4.63%, 1/15/29 52,000 51,059
6.38%, 3/1/29(a) 25,000 25,680
6.63%, 3/1/32(a) 40,000 41,466
6.75%, 8/15/28(a) 68,000 69,523
500,018
Air Freight & Logistics (0.1%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a)(b) 28,000 29,700
Automobile Components (1.6%)
Clarios Global LP
6.75%, 2/15/30(a)(b) 95,000 98,856
8.50%, 5/15/27(a) 100,000 100,625
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 54,787
5.25%, 7/15/31 28,000 26,865
Patrick Industries, Inc.
6.38%, 11/1/32(a) 64,000 64,221
345,354
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 124,461
Building Products (4.8%)
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 192,850
5.00%, 3/1/30(a) 51,000 50,105
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 19,454
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 134,068
JH North America Holdings, Inc.
5.88%, 1/31/31(a) 28,000 28,262
6.13%, 7/31/32(a) 36,000 36,620
Masterbrand, Inc.
7.00%, 7/15/32(a) 87,000 88,964
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 80,000 82,315
6.75%, 3/1/33(a)(b) 86,000 88,791
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 116,788
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 22,438
Face
Amount Value
4.38%, 7/15/30(a) $ 163,000 $ 154,437
1,015,092
Capital Markets (1.5%)
CI Financial Corp.
4.10%, 6/15/51 50,000 35,582
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 100,000 89,844
Focus Financial Partners LLC
6.75%, 9/15/31(a) 81,000 82,737
HAT Holdings I LLC
3.38%, 6/15/26(a) 40,000 39,177
Jane Street Group
6.13%, 11/1/32(a) 59,000 59,600
306,940
Chemicals (1.8%)
Avient Corp.
6.25%, 11/1/31(a) 35,000 35,349
7.13%, 8/1/30(a) 122,000 125,923
Celanese US Holdings LLC
6.75%, 4/15/33(b) 20,000 20,224
7.20%, 11/15/33(c) 106,000 112,591
WR Grace Holdings LLC
4.88%, 6/15/27(a) 91,000 90,588
384,675
Commercial Services & Supplies (3.3%)
Allied Universal Holdco LLC
6.88%, 6/15/30(a) 30,000 30,435
7.88%, 2/15/31(a) 65,000 67,963
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 83,000 78,235
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 116,509
6.38%, 2/1/31(a) 15,000 15,379
GFL Environmental, Inc.
4.75%, 6/15/29(a) 138,000 136,268
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 98,070
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 137,601
Wrangler Holdco Corp.
6.63%, 4/1/32(a)(b) 25,000 26,046
706,506
Construction & Engineering (0.4%)
Arcosa, Inc.
6.88%, 8/15/32(a) 42,000 43,615
Artera Services LLC
8.50%, 2/15/31(a) 60,000 50,011
93,626
Consumer Finance (0.5%)
Azorra Finance Ltd.
7.25%, 1/15/31(a) 47,000 48,101
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(a) 47,000 48,716
96,817

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a)(b) $ 117,000 $ 115,136
5.88%, 2/15/28(a) 47,000 46,991
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 149,612
6.13%, 9/15/32(a) 40,000 40,967
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 101,291
453,997
Containers & Packaging (2.3%)
Ball Corp.
6.88%, 3/15/28 109,000 111,612
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(a) 69,000 70,856
8.75%, 4/15/30(a) 78,000 79,834
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 75,000 76,955
Toucan FinCo Ltd.
9.50%, 5/15/30(a) 150,000 153,462
492,719
Distributors (1.1%)
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,783
7.75%, 3/15/31(a) 66,000 69,466
Windsor Holdings III LLC
8.50%, 6/15/30(a) 96,000 102,996
240,245
Diversified Consumer Services (0.5%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 109,000 114,649
Diversified Telecommunication Services (3.2%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 12,152
4.50%, 8/15/30(a) 257,000 245,179
4.75%, 3/1/30 - 2/1/32(a) 100,000 96,608
6.38%, 9/1/29(a) 112,000 114,325
Virgin Media Finance plc
5.00%, 7/15/30(a)(b) 220,000 201,232
669,496
Electric Utilities (4.0%)
Alpha Generation LLC
6.75%, 10/15/32(a) 115,000 118,624
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 64,470
3.88%, 2/15/32(a) 56,000 51,464
6.00%, 2/1/33(a) 50,000 50,530
6.25%, 11/1/34(a) 30,000 30,584
10.25%, 3/15/28(a)(d)(e) 78,000 86,664
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 66,894
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 135,923
6.88%, 4/15/32(a) 55,000 57,537
Face
Amount Value
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) $ 115,000 $ 112,174
8.38%, 1/15/31(a)(b) 30,000 32,067
8.63%, 3/15/33(a)(b) 30,000 32,176
839,107
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 43,260
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 51,000 52,579
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 73,911
169,750
Energy Equipment & Services (0.6%)
Transocean, Inc.
8.75%, 2/15/30(a) 52,800 54,339
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 79,417
133,756
Entertainment (1.1%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 97,606
7.00%, 8/1/32(a) 40,000 41,557
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 85,392
224,555
Financial Services (1.2%)
Rocket Cos., Inc.
6.13%, 8/1/30(a) 45,000 45,884
6.38%, 8/1/33(a) 70,000 71,712
Rocket Mortgage LLC
3.63%, 3/1/29(a) 100,000 95,101
Shift4 Payments LLC
6.75%, 8/15/32(a) 42,000 43,646
256,343
Food Products (1.9%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 141,970
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 117,156
6.88%, 5/15/34(b) 30,000 32,894
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 46,302
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 56,000 55,007
393,329
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 111,120
Superior Plus LP
4.50%, 3/15/29(a) 103,000 99,137
210,257

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Ground Transportation (0.6%)
Avis Budget Car Rental LLC
8.38%, 6/15/32(a) $ 40,000 $ 41,876
EquipmentShare.com, Inc.
8.63%, 5/15/32(a) 31,000 32,982
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 14,624
Watco Cos. LLC
7.13%, 8/1/32(a)(b) 45,000 47,072
136,554
Health Care Equipment & Supplies (1.8%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 118,904
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 251,213
370,117
Health Care Providers & Services (5.9%)
Concentra Health Services, Inc.
6.88%, 7/15/32(a)(b) 62,000 64,270
Encompass Health Corp.
4.75%, 2/1/30 67,000 66,202
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 121,692
Heartland Dental LLC
10.50%, 4/30/28(a) 138,000 145,885
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 60,646
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 196,763
6.25%, 1/15/33(a)(b) 35,000 35,648
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 181,084
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(f) 67,819 73,168
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 14,532
5.13%, 11/1/27 77,000 76,927
6.13%, 10/1/28 120,000 120,243
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 88,811
1,245,871
Health Care Technology (0.3%)
IQVIA, Inc.
6.25%, 6/1/32(a) 71,000 72,950
Hotels, Restaurants & Leisure (8.8%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 106,273
4.00%, 10/15/30(a) 135,000 125,944
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 185,305
6.00%, 10/15/32(a) 45,000 44,160
6.50%, 2/15/32(a) 40,000 41,070
7.00%, 2/15/30(a) 112,000 116,055
Face
Amount Value
Carnival Corp.
6.00%, 5/1/29(a)(b) $ 145,000 $ 146,605
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 100,391
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 111,393
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(a) 82,000 84,701
NCL Corp. Ltd.
6.75%, 2/1/32(a) 55,000 56,224
7.75%, 2/15/29(a) 95,000 101,071
NCL Finance Ltd.
6.13%, 3/15/28(a) 70,000 71,182
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 120,000 126,788
Royal Caribbean Cruises Ltd.
6.00%, 2/1/33(a) 66,000 67,314
6.25%, 3/15/32(a) 30,000 30,855
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 145,172
Voyager Parent LLC
9.25%, 7/1/32(a) 115,000 119,721
Yum! Brands, Inc.
3.63%, 3/15/31 96,000 88,719
1,868,943
Household Durables (1.5%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 109,227
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 92,595
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 125,279
327,101
Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 55,437
5.13%, 3/15/28(a) 74,000 73,963
Clearway Energy Operating LLC
3.75%, 2/15/31(a) 27,000 24,811
154,211
Insurance (3.4%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 12,000 12,238
7.00%, 1/15/31(a) 82,000 84,884
AmWINS Group, Inc.
6.38%, 2/15/29(a) 100,000 101,986
HUB International Ltd.
7.25%, 6/15/30(a) 105,000 109,806
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 106,066
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 185,000 192,290
Ryan Specialty LLC
5.88%, 8/1/32(a) 103,000 103,876
711,146

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Interactive Media & Services (0.4%)
Snap, Inc.
6.88%, 3/1/33(a)(b) $ 78,000 $ 80,087
IT Services (1.1%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 90,990
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 142,603
233,593
Life Sciences Tools & Services (0.3%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 70,000 63,450
Machinery (2.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 107,200
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 124,981
Esab Corp.
6.25%, 4/15/29(a) 62,000 63,557
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 49,000 51,736
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 121,200
468,674
Media (2.9%)
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 103,000 106,415
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 76,338
EchoStar Corp.
10.75%, 11/30/29 48,000 49,481
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 101,678
7.38%, 9/1/31(a) 30,000 31,317
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 113,743
Sinclair Television Group, Inc.
8.13%, 2/15/33(a) 52,000 52,576
Stagwell Global LLC
5.63%, 8/15/29(a) 86,000 82,351
613,899
Metals & Mining (3.4%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 112,000 125,684
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,480
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 55,000 51,680
7.50%, 9/15/31(a)(b) 45,000 43,439
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 28,000 28,251
8.00%, 7/1/30(a) 59,000 61,002
Eldorado Gold Corp.
6.25%, 9/1/29(a)(b) 84,000 84,190
Face
Amount Value
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) $ 69,000 $ 68,614
6.13%, 4/1/29(a) 35,000 35,571
Novelis Corp.
3.25%, 11/15/26(a) 45,000 44,310
3.88%, 8/15/31(a) 26,000 23,383
4.75%, 1/30/30(a) 100,000 95,882
717,486
Oil, Gas & Consumable Fuels (7.4%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 62,981
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 94,943
Civitas Resources, Inc.
8.63%, 11/1/30(a) 77,000 78,236
EQT Corp.
4.75%, 1/15/31(a) 70,000 68,940
6.50%, 7/1/27(a) 51,000 52,166
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 114,029
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 55,065
NGL Energy Operating LLC
8.13%, 2/15/29(a) 21,000 21,233
8.38%, 2/15/32(a) 21,000 21,080
Parkland Corp.
4.63%, 5/1/30(a) 200,000 95,836
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 177,804
6.25%, 2/1/33(a) 40,000 40,397
Plains All American Pipeline LP
8.70%, 11/15/73(d)(e) 91,000 91,420
SM Energy Co.
7.00%, 8/1/32(a) 45,000 44,389
Sunoco LP
4.50%, 4/30/30 111,000 106,816
7.25%, 5/1/32(a) 45,000 47,280
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 30,657
5.00%, 1/31/28(a) 89,000 88,154
Venture Global LNG, Inc.
7.00%, 1/15/30(a) 30,000 30,354
8.38%, 6/1/31(a) 101,000 104,974
9.00%, 9/30/29(a)(d)(e) 79,000 76,879
9.50%, 2/1/29(a) 20,000 21,800
9.88%, 2/1/32(a) 5,000 5,403
Vital Energy, Inc.
7.88%, 4/15/32(a) 2,000 1,712
9.75%, 10/15/30(b) 46,000 41,673
1,574,221
Passenger Airlines (0.5%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 104,000 97,604
9.50%, 6/1/28(a) 17,000 17,486
115,090

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (95.2%) (cont’d)
Personal Care Products (1.1%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) $ 116,000 $ 120,916
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 75,642
Prestige Brands, Inc.
3.75%, 4/1/31(a) 35,000 32,276
228,834
Pharmaceuticals (1.7%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 200,000 201,898
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 55,000 58,290
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 143,000 102,998
363,186
Professional Services (1.3%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 41,000 42,224
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 73,974
CACI International, Inc.
6.38%, 6/15/33(a) 40,000 41,328
VT Topco, Inc.
8.50%, 8/15/30(a) 102,000 107,621
265,147
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 68,000 68,623
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 88,108
Software (1.9%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 61,608
9.00%, 9/30/29(a) 66,000 68,472
Ellucian Holdings, Inc.
6.50%, 12/1/29(a) 53,000 54,335
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 82,800
Open Text Corp.
3.88%, 2/15/28(a) 63,000 61,155
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 67,105
395,475
Specialty Retail (5.1%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 32,853
5.00%, 2/15/32(a) 14,000 13,329
Bath & Body Works, Inc.
6.75%, 7/1/36(b) 40,000 40,719
6.88%, 11/1/35(b) 18,000 18,694
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 73,617
Face
Amount Value
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) $ 74,000 $ 77,471
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 123,652
6.38%, 1/15/30(a) 20,000 20,575
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 88,568
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 86,858
4.38%, 1/15/31(a) 92,000 87,543
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 125,257
4.88%, 11/15/31(a) 134,000 127,448
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 66,887
Valvoline, Inc.
3.63%, 6/15/31(a) 112,000 101,504
1,084,975
Technology Hardware, Storage & Peripherals (1.2%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 75,000 79,754
Seagate HDD Cayman
8.25%, 12/15/29 84,000 89,670
9.63%, 12/1/32 80,000 90,246
259,670
Textiles, Apparel & Luxury Goods (1.7%)
Beach Acquisition Bidco LLC
10.00%, 7/15/33(a)(f) 200,000 207,803
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 56,451
Hanesbrands, Inc.
9.00%, 2/15/31(a) 81,000 85,838
350,092
Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.
7.00%, 6/15/30(a) 45,000 47,024
7.25%, 6/15/33(a) 35,000 36,696
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 129,461
WESCO Distribution, Inc.
6.38%, 3/15/29 - 3/15/33(a) 72,000 74,334
6.63%, 3/15/32(a) 33,000 34,334
7.25%, 6/15/28(a) 108,000 109,415
431,264
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 101,811
Total Fixed Income Securities
(Cost $19,109,929)
20,191,970
–

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 5 .7% )
Investment Company ( 5 .0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $1,071,133)
1,071,133 $ 1,071,133
Security held as Collateral on Loaned Securities ( 0 .7% )
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $140,493)
140,493 140,493
Total Short-Term Investments
(Cost $1,211,626)
1,211,626
Total Investments ( 100 .9% )
( Cost $ 20,321,555 ) including
$ 966,286 of Securities Loaned (h) 21,403,596
Liabilities in Excess of Other Assets (-0.9%)
(196,608)
Net Assets (100.0%) $21,206,988
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were $ 966,286 and $ 1,007,656 , respectively. The Fund received cash collateral of $ 140,493 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 867,163 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.
(e) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $690 relating to the Fund’s investment in the Liquidity Fund.
(h) At June 30, 2025, the aggregate cost for federal income tax purposes is $20,321,555. The aggregate gross unrealized appreciation is
$1,117,333 and the aggregate gross unrealized depreciation is
$35,292, resulting in net unrealized appreciation of $1,082,041.
PIK Payment-in-Kind

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Consumer Discretionary 21 .0%
Industrials 18 .2
Health Care 9 .9
Energy 8 .0
Materials 7 .5
Communication Services 7 .5
Financials 6 .4
Utilities 5 .7
Information Technology 5 .4
Consumer Staples 5 .1
Short-Term Investment 5 .0
Other** 0 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (98.6%)
Corporate Bonds ( 1 .1% )
Health Care Providers & Services (1.1%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32 $ 1,000,000 $ 1,017,683
Municipal Bonds ( 97 .5% )
Certificate of Participation/Lease ( 1 .8% )
Adams County School District No. 1,
Series 2025
5.00%, 12/1/38 1,000,000 1,071,336
City of Golden CO,
Series 2025
5.00%, 12/1/37 525,000 572,917
1,644,253
Education ( 16 .8% )
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 275,000 248,986
Board of Governors of Colorado State,
University System
Series 2025 C
5.00%, 3/1/37 625,000 688,256
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 510,076
Build NYC Resource Corp.,
Nightingale-Bamford School
Series 2025
5.00%, 7/1/40 1,000,000 1,042,771
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 880,000 790,183
Colorado Educational & Cultural Facilities Authority,
Kent Denver School
Series 2025
4.00%, 6/1/35 1,000,000 985,477
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 252,984
Yale University
Series 2025 B-2
5.00%, 7/1/64(a) 1,000,000 1,119,586
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(a) 250,000 251,984
Series 2025 B-1 (AMT)
5.25%, 11/15/34 580,000 611,912
Madison County Capital Resource Corp.,
Colgate University
Series 2025
5.00%, 7/1/33 100,000 114,264
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-2
5.00%, 5/15/55(a) 690,000 774,842
Face
Amount Value
Trustees of Amherst College
Series 2025 A
5.00%, 11/1/55(a) $ 500,000 $ 567,141
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 750,000 815,532
Navajo County Unified School District No. 27,
Kayenta
Series 2025
5.50%, 7/1/35 500,000 548,350
New Jersey Educational Facilities Authority,
Trustees of Princeton University (The)
Series 2024 A-1
5.00%, 3/1/36 750,000 837,158
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/31 1,000,000 1,047,406
New Jersey Institute of Technology,
Series 2025 A
5.00%, 7/1/38 200,000 219,239
New York State Dormitory Authority,
Series 2025 A
5.00%, 10/1/32 220,000 247,345
Onondaga Civic Development Corp.,
Syracuse University
Series 2025
5.00%, 12/1/37 500,000 555,039
Private Colleges & Universities Authority,
Emory University
Series 2025 A
5.25%, 9/1/39 1,000,000 1,104,179
Rhode Island Health and Educational Building Corp.,
Town of East Greenwich
Series 2025 B
5.00%, 5/15/35 570,000 639,467
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(b) 250,000 257,395
University of California,
Series 2024 BV
5.00%, 5/15/38 515,000 562,613
University of North Carolina at Chapel Hill,
Series 2012 B
3.92%, 12/1/41(a) 500,000 502,048
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 258,705
15,552,938
General Obligation ( 19 .9% )
Belmont-Redwood Shores School District,
Series A
5.00%, 8/1/39 250,000 279,520
Series A
5.00%, 8/1/40 300,000 331,909
Charlton County School District,
Series 2025
6.00%, 4/1/41 150,000 171,020

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.5%) (cont’d)
General Obligation (19.9%) (cont’d)
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 $ 500,000 $ 500,006
City of Boston MA,
Series 2025 A
5.00%, 2/1/35 785,000 894,550
City of Chicago IL,
Series 2024 B
5.00%, 1/1/33 250,000 265,147
Series 2021 A
5.00%, 1/1/34 230,000 238,115
Series 2024 B
5.00%, 1/1/35 175,000 183,932
Series 2019 A
5.50%, 1/1/49 500,000 496,566
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 259,216
City of New York NY,
Series 2025 F
5.00%, 8/1/35 270,000 304,551
Series 2024 D
5.00%, 4/1/39 630,000 677,233
City of Philadelphia,
Series 2025 C
5.00%, 8/1/34 1,000,000 1,124,534
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 450,000 411,347
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 496,231
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 371,000 381,885
Cupertino Union School District,
Series A
5.75%, 8/1/42 650,000 746,372
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 271,107
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 269,001
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 545,853
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 1,000,000 1,074,240
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/33 200,000 226,302
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 623,794
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 417,277
Face
Amount Value
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 $ 750,000 $ 825,953
Maricopa County Elementary School District No. 6,
Washington
Series 2025 B
5.00%, 7/1/38 500,000 538,545
Maricopa County Union High School District No. 201,
Buckeye
Series 2025
5.00%, 7/1/33 500,000 563,733
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 230,239
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 750,000 756,231
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 500,000 555,180
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 315,000 281,393
Riverside Community College District,
Series 2025 A
4.00%, 8/1/42 200,000 194,857
State of Connecticut,
Series 2025 A
5.00%, 3/15/33 500,000 566,417
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 330,105
State of Maryland,
Series 2017 A
3.00%, 8/1/31 325,000 320,761
State of New York,
Series 2025 A
5.00%, 3/15/39 440,000 490,386
State of Oregon,
Series 2025 E
5.00%, 5/15/34 500,000 541,049
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 382,608
Village of Westchester IL,
Series 2025
5.00%, 12/15/38 655,000 691,196
18,458,361
Hospital ( 10 .7% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
2.62%, 11/15/47(a) 500,000 494,417
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 800,000 818,992

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.5%) (cont’d)
Hospital (10.7%) (cont’d)
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) $ 500,000 $ 529,444
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 500,000 503,833
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 268,886
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 502,036
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,088,419
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 - 2/15/41 500,000 510,199
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-4
5.00%, 10/1/57(a) 1,000,000 1,097,071
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 540,000 479,372
Michigan State Hospital Finance Authority,
Corewell Health Obligated Group
Series 2025 B-1
5.00%, 8/15/55(a) 750,000 810,942
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 539,194
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 250,000 263,716
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 796,931
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 521,437
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 260,896
Face
Amount Value
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 $ 250,000 $ 278,548
9,764,333
Housing ( 1 .4% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 600,000 643,876
Series 2025 A
5.00%, 6/15/39 350,000 362,790
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 258,603
1,265,269
Other Revenue ( 25 .1% )
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 475,788
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(a) 90,000 93,036
Series 2024 C
5.00%, 8/1/55(a) 325,000 342,744
Series 2023 F
5.50%, 10/1/54(a) 490,000 525,609
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 247,107
City of Whiting IN,
BP Products North America, Inc.
Series 2008
4.20%, 6/1/44(a) 1,000,000 999,684
Colorado Housing and Finance Authority,
Fitz Affordable Owner LLC
Series 2024 A
4.48%, 3/1/44 250,000 241,462
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 514,989
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 A
5.00%, 6/1/39 1,300,000 1,334,496
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 517,657
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 500,000 490,828
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 750,000 745,994

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.5%) (cont’d)
Other Revenue (25.1%) (cont’d)
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 $ 970,000 $ 1,108,148
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) 500,000 500,336
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 503,937
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 519,208
Series 2023 B
5.00%, 7/1/53(a) 500,000 527,026
Series 2025 A
5.00%, 6/1/55(a) 500,000 532,031
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 314,288
Series 2024 D
3.40%, 6/1/30 45,000 45,111
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2020 A (AMT)
4.10%, 5/1/50(a) 500,000 500,135
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
0.00%, 5/1/38(a) 725,000 727,074
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 500,886
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 512,768
New York City Housing Development Corp.,
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 384,160
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 544,256
New York State Dormitory Authority,
Series 2024 A
5.00%, 3/15/53 450,000 455,393
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 375,000 377,567
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 751,378
Face
Amount Value
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) $ 500,000 $ 496,096
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 257,075
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/35 500,000 514,252
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/38 500,000 553,395
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 500,000 499,119
Pennsylvania Economic Development Financing Authority,
Waste Management Obligated Group
Series 2013 (AMT)
4.10%, 8/1/45(a) 500,000 500,131
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 1,000,000 939,336
South Carolina Public Service Authority,
Series 2025 A
5.00%, 12/1/43 500,000 512,112
Southeast Energy Authority A Cooperative District,
Series 2025 A
5.00%, 1/1/56(a) 25,000 25,528
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 509,755
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 750,000 730,139
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 355,000 341,207
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 775,000 772,125
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 800,000 797,106
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 500,000 503,364
23,283,836
Transportation ( 14 .1% )
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/36 535,000 556,935

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.5%) (cont’d)
Transportation (14.1%) (cont’d)
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 $ 500,000 $ 542,259
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 500,000 500,000
City of Salt Lake City UT,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 561,102
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 725,000 802,897
Metropolitan Transportation Authority,
Series A-1
5.00%, 11/15/46 500,000 494,690
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 506,654
New Jersey Turnpike Authority,
Series 2025 B
5.00%, 1/1/33 1,000,000 1,124,147
New York Transportation Development Corp.,
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 536,070
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 805,000 806,244
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 263,650
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 261,116
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 828,906
Port Authority of New York & New Jersey,
Series (AMT)
5.00%, 9/15/32 1,000,000 1,031,046
Series 202 (AMT)
5.00%, 10/15/35 750,000 759,561
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 813,509
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 737,370
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 355,800
Face
Amount Value
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 $ 500,000 $ 521,363
State of Maryland Department of Transportation,
Series 2019
2.50%, 10/1/33 300,000 269,966
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 261,085
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40 400,000 193,166
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 340,708
13,068,244
Utility ( 4 .1% )
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 743,390
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 503,307
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 825,000 857,892
Intermountain Power Agency,
Intermountain Power Agency
Series 2025
5.00%, 7/1/38 550,000 576,351
Los Angeles Department of Water & Power,
Power System
Series 2025 A
5.00%, 7/1/35 100,000 110,898
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 252,496
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 229,785
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 538,872
3,812,991
Water & Sewer ( 3 .6% )
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 249,503
City of Seattle WA,
Water System
Series 2025
5.00%, 5/1/39 550,000 602,971

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (97.5%) (cont’d)
Water & Sewer (3.6%) (cont’d)
Indiana Finance Authority,
Series 2025 C
5.00%, 2/1/39 $ 750,000 $ 820,586
Jersey City Municipal Utilities Authority,
Water Fund
Series 2025 D
5.75%, 10/15/38 - 10/15/38 615,000 708,086
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 368,680
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 455,000 418,246
3,168,072
90,018,297
Total Fixed Income Securities
(Cost $91,116,228)
91,035,980
–
Short-Term Investments ( 3 .5% )
Municipal Bonds ( 3 .5% )
Education ( 1 .1% )
University of Delaware,
Series 2013 C
3.95%, 11/1/37(a) $ 1,000,000 1,000,000
Other Revenue ( 0 .5% )
New York City Transitional Finance Authority,
Series 2019 A-4
4.00%, 8/1/45(a) 500,000 500,000
Utility ( 0 .8% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.95%, 7/1/49(a) 700,000 700,000
Water & Sewer ( 1 .1% )
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
3.95%, 12/1/54(a) 1,000,000 1,000,000
Total Municipal Bonds
(Cost $3,200,000)
3,200,000
Total Short-Term Investments
(Cost $3,200,000)
3,200,000
Total Investments ( 102 .1% )
( Cost $ 94,316,228 ) (c) 94,235,980
Liabilities in Excess of Other Assets (-2.1%)
(1,936,165)
Net Assets (100.0%) $92,299,815
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) At June 30, 2025, the aggregate cost for federal income tax purposes is $94,316,228. The aggregate gross unrealized appreciation
is $785,245 and the aggregate gross unrealized depreciation is
$865,493, resulting in net unrealized depreciation of $80,248.
AMT Alternative Minimum Tax

Portfolio Composition
Classification
Percentage of Total
Investments
Other Revenue 25 .2%
General Obligation 19 .6
Education 17 .6
Transportation 13 .9
Other* 13 .3
Hospital 10 .4
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (96.0%)
Asset-Backed Securities ( 19 .8% )
AASET Ltd.,
2025-2A
5.52%, 2/16/50(a) $ 2,550,000 $ 2,580,952
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 322,899 325,001
2024-3AL
5.68%, 12/26/31(a) 183,438 183,802
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 478,521 479,839
2025-1A
5.38%, 6/20/29(a) 300,853 301,166
2025-1A
7.87%, 11/20/31(a) 1,000,000 1,014,169
2025-2A
5.55%, 6/20/28(a) 1,694,794 1,697,285
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 755,096 771,658
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 820,051 828,335
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 256,687 259,255
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 461,540 465,395
2024-1A
5.84%, 3/15/27(a) 147,834 148,613
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 372,523 373,189
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 1,351,784 1,324,185
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(b) 1,336,018 1,296,982
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 1,869,035 1,897,786
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(c) 2,025,000 1,993,165
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 1,560,000 1,565,048
2025-1
4.85%, 2/25/33(a) 700,000 701,880
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 551,500 557,254
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 780,000 791,514
Face
Amount Value
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) $ 1,225,000 $ 1,186,144
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 681,367 589,752
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 412,500 417,200
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 234,641 237,592
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 902,275 869,301
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 500,076 504,341
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 570,974
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 463,750 463,342
2018-1A
4.12%, 7/25/48(a) 513,545 512,002
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 1,894,861 1,867,195
2020-1A
3.79%, 7/20/50(a) 682,174 666,623
2021-1A
2.79%, 10/20/51(a) 847,433 793,365
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
5.42%, 1/27/70(a)(c) 431,546 433,924
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 984,368 876,115
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 116,122 113,989
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(c) 1,500,000 1,467,593
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,627,216
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 2,252,160 2,239,828
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(b) 370,928 358,338
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 622,294 635,029

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (19.8%) (cont’d)
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) $ 501,487 $ 504,496
2024-2A
5.58%, 6/17/30(a) 154,965 156,479
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 654,710 665,330
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 412,130 410,358
2021-1A
2.77%, 4/20/29(a) 1,183,679 1,177,793
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,087,625 1,090,141
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.00%, 3/20/54(a)(c) 511,052 513,515
2024-HE1
SOFR30A + 1.50%,
5.80%, 8/25/54(a)(c) 257,113 257,798
2024-HE2
SOFR30A + 1.20%,
5.50%, 10/20/54(a)(c) 289,406 289,339
Jersey Mike's Funding,
2021-1A
2.89%, 2/15/52(a) 588,060 569,846
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 748,525 742,527
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 627,599 629,064
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 698,902 704,796
2024-3A
4.97%, 10/15/29(a) 340,250 340,707
2025-1A
5.10%, 10/15/30(a) 750,000 752,751
2025-2A
5.18%, 5/15/30(a) 2,200,000 2,206,264
2025-2A
5.13%, 11/15/30(a) 1,165,000 1,172,300
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
7.16%, 5/16/30(a)(c) 1,282,000 1,282,000
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 800,255 668,962
2021-2GS
2.22%, 3/20/48(a) 1,064,829 864,579
Face
Amount Value
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) $ 1,301,629 $ 1,214,483
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 159,834 155,601
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 220,156 207,626
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 881,468 872,788
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 1,525,112 1,377,290
2020-1A
2.10%, 4/20/46(a) 138,842 123,528
2021-1A
2.05%, 12/20/46(a) 672,797 536,747
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 584,036 578,884
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 1,243,200 1,164,481
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(c) 483,905 489,061
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(b) 308,409 313,814
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 345,451 337,379
2021-GNT1
3.47%, 11/25/26(a) 370,818 359,557
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 156,602 155,497
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 121,598 121,871
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 1,627,000 1,522,076
2022-2A
5.24%, 10/14/34(a) 1,800,000 1,807,333
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 800,000 801,113
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 364,311 355,816
2025-A
5.01%, 2/8/33(a) 500,000 499,849
2025-A
5.30%, 2/8/33(a) 274,000 273,817

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (19.8%) (cont’d)
2025-A
5.89%, 2/8/33(a) $ 719,000 $ 719,203
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.93%, 8/20/30(c) 25,971 26,340
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 242,817 243,601
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 515,076 514,645
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 529,955 531,570
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 334,966 337,673
2025-1A
5.04%, 7/20/32(a) 430,000 436,939
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 313,263 317,576
Planet Fitness Master Issuer LLC,
2022-1A
4.01%, 12/5/51(a) 483,750 447,812
2024-1A
5.77%, 6/5/54(a) 1,056,020 1,072,990
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
7.52%, 3/25/29(a)(c) 700,000 710,454
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 422,257 424,409
RAM LLC,
2025-1
5.45%, 5/15/40(a) 1,677,136 1,683,718
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 193,272 193,779
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(c) 25,282 25,265
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 906,962 905,673
2025-1A
5.49%, 6/27/33(a) 1,200,000 1,198,542
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,106,000 1,098,000
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 261,244 263,281
Face
Amount Value
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) $ 376,184 $ 349,965
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 1,074,465 1,057,516
SoFi Consumer Loan Program Trust,
2025-2
4.97%, 6/25/34(a) 945,000 954,191
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(b) 1,618 1,619
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
7.28%, 1/17/39(a)(c) 509,000 510,263
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.81%, 5/17/39(a)(c) 420,000 421,150
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.76%, 2/17/42(a)(c) 1,279,000 1,281,286
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.26%, 2/17/42(a)(c) 497,000 497,601
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,045,211 1,035,157
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 739,372 737,553
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 242,828 252,374
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 625,371 623,162
2024-3A
5.57%, 7/30/54(a) 497,500 496,999
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 719,493 564,034
Theorem Funding Trust,
2022-3A
7.60%, 4/15/29(a) 19,319 19,362
2022-3A
8.95%, 4/15/29(a) 852,000 870,490
2023-1A
7.58%, 4/15/29(a) 33,137 33,254
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.91%, 3/17/42(a)(c) 1,620,000 1,620,583
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 1,400,000 1,389,182

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (19.8%) (cont’d)
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) $ 186,937 $ 180,023
VOLT XCVI LLC,
2021-NPL5
6.12%, 3/27/51(a)(b) 45,321 45,342
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 405,278 400,055
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 1,660,000 1,682,767
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 347,000 347,389
90,776,779
Collateralized Mortgage Obligations — Agency Collateral Series  ( 4 .6% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.52%, 6/1/38(c) 35,087 35,884
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.70%, 1/1/36(c) 79,831 81,542
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.75%, 7/1/38(c) 79,908 81,650
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
7.02%, 3/1/37(c) 101,560 103,719
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 5,830 6,192
8.00%, 8/1/32 2,599 2,702
8.50%, 8/1/31 3,190 3,369
GNMA I, 30 Year
8.50%, 7/15/30 99 101
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 37,488 39,100
UMBS, 30 Year
6.00%, 9/1/37 21,043 22,164
6.50%, 2/1/28 - 10/1/32 60,391 63,012
7.00%, 7/1/29 - 3/1/37 62,680 66,026
7.50%, 8/1/37 7,085 7,521
8.00%, 4/1/33 11,714 12,197
8.50%, 10/1/32 6,112 6,446
UMBS, Single Family, 30 Year
5.50%, 7/25/55, TBA 3,692,000 3,691,133
6.00%, 7/25/55, TBA 16,636,000 16,906,989
21,129,747
Commercial Mortgage-Backed Securities ( 11 .3% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(b) 375,421 353,434
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(c) 348,739 329,362
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 591,000 554,852
Face
Amount Value
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.66%, 8/15/39(a)(c) $ 534,000 $ 537,738
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.81%, 12/15/35(a)(c) 578,000 568,585
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.15%, 11/15/41(a)(c) 500,000 501,504
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.20%, 7/15/41(a)(c) 1,762,000 1,769,306
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(b) 1,640,759 1,634,898
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(c) 46,534 45,881
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.13%, 4/15/34(a)(c) 1,100,000 1,084,055
CME Term SOFR 1 Month + 2.11%,
6.43%, 6/15/27(a)(c) 750,000 755,666
CME Term SOFR 1 Month + 3.89%,
8.20%, 6/15/27(a)(c) 980,000 994,524
BX Trust
CME Term SOFR 1 Month + 1.85%,
0.00%, 7/15/42(a)(c) 1,675,000 1,681,455
CSMC Trust
3.90%, 4/25/62(a)(c) 1,226,447 1,189,159
CME Term SOFR 1 Month + 3.83%,
8.14%, 8/15/26(a)(c) 1,233,623 1,157,635
Extended Stay America Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(c) 1,029,273 1,030,326
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 433,073 379,904
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
12.11%, 11/25/41(a)(c) 685,000 736,240
SOFR30A + 8.50%,
12.81%, 2/25/42(a)(c) 1,035,000 1,133,972
FHLMC, REMIC
SOFR30A + 1.00%,
5.31%, 3/25/55(c) 191,636 191,366
SOFR30A + 1.00%,
5.31%, 3/25/55(c) 1,279,576 1,277,448
SOFR30A + 1.10%,
5.41%, 4/25/54(c) 823,144 825,089
SOFR30A + 1.10%,
5.41%, 5/25/54(c) 711,532 713,244
SOFR30A + 1.10%,
5.41%, 9/25/54(c) 1,820,583 1,821,153
SOFR30A + 1.15%,
5.46%, 7/25/55(c) 3,690,000 3,694,764
SOFR30A + 1.43%,
5.74%, 12/25/54(c) 1,127,528 1,128,324
7.50%, 9/15/29 58,566 59,748

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (11.3%) (cont’d)
FNMA, REMIC
SOFR30A + 0.95%,
5.26%, 1/25/54(c) $ 541,147 $ 542,996
SOFR30A + 1.30%,
5.61%, 10/25/53(c) 1,943,396 1,949,523
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 942,825
GNMA
CME Term SOFR 1 Month + 0.39%,
4.73%, 5/20/63(c) 2,509 2,488
CME Term SOFR 1 Month + 0.56%,
4.90%, 5/20/62(c) 84 83
CME Term SOFR 1 Month + 0.61%,
4.95%, 3/20/61(c) 19,027 19,059
CME Term SOFR 1 Month + 0.67%,
5.01%, 9/20/62(c) 46,055 46,146
CME Term SOFR 1 Month + 0.71%,
5.05%, 1/20/64(c) 11,725 11,756
SOFR30A + 0.90%,
5.20%, 7/20/53(c) 1,935,094 1,932,015
SOFR30A + 0.95%,
5.25%, 3/20/54(c) 603,458 604,174
SOFR30A + 1.05%,
5.35%, 12/20/54(c) 1,984,629 1,985,390
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.85%, 3/15/39(a)(c) 1,391,000 1,394,924
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.70%, 3/15/42(a)(c) 520,000 521,009
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 6/15/41(a)(c) 322,500 323,167
CME Term SOFR 1 Month + 1.99%,
6.30%, 6/15/41(a)(c) 400,000 400,703
Home RE Ltd.
SOFR30A + 4.15%,
8.46%, 1/25/34(a)(c) 1,005,000 1,031,216
Hudson Yards Mortgage Trust
6.55%, 1/13/40(a)(c) 1,075,000 1,114,904
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.15%, 9/15/41(a)(c) 380,000 380,886
CME Term SOFR 1 Month + 2.84%,
7.15%, 9/15/41(a)(c) 297,000 297,029
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.56%, 3/15/42(a)(c) 1,976,000 1,973,141
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.25%, 6/15/39(a)(c) 436,000 436,747
LHOME Mortgage Trust
7.02%, 1/25/29(a)(b) 610,000 616,244
Marlette Funding Trust
7.20%, 4/15/33(a) 1,730,900 1,744,509
MFA Trust
6.33%, 9/25/54(b) 461,153 462,736
Face
Amount Value
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(c) $ 5,011 $ 4,804
3.75%, 8/25/55(a)(c) 54,802 53,239
3.80%, 9/25/57(a)(c) 145,638 135,987
NJ
6.28%, 3/5/35(a)(c) 540,000 542,382
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(b) 494,302 500,353
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 3/15/39(a)(c) 480,000 480,952
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
6.30%, 8/15/29(a)(c) 725,000 730,060
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(c) 133,107 125,401
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.80%, 12/15/39(a)(c) 712,000 712,838
CME Term SOFR 1 Month + 2.79%,
7.10%, 12/15/39(a)(c) 254,000 254,202
PRM5 Trust
5.81%, 3/10/33(a)(c) 600,000 597,969
Radnor Re Ltd.
SOFR30A + 2.70%,
7.01%, 7/25/33(a)(c) 556,186 560,082
Reach Abs Trust
6.30%, 2/18/31(a) 85,866 86,076
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
6.05%, 5/15/39(a)(c) 437,000 435,517
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
5.05%, 8/20/34(c) 43,481 40,450
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.26%, 10/15/41(a)(c) 500,000 500,620
Silver Hill Trust
3.10%, 11/25/49(a)(c) 83,589 82,293
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.90%, 6/15/39(a)(c) 375,000 373,241
TYSN Mortgage Trust
6.80%, 12/10/33(a)(c) 540,000 572,480
51,672,248
Corporate Bonds ( 47 .5% )
Aerospace & Defense (1.0%)
BAE Systems plc
5.00%, 3/26/27(a) 801,000 810,572
Boeing Co. (The)
6.30%, 5/1/29 2,767,000 2,926,036
Hexcel Corp.
4.20%, 2/15/27(b)(d) 870,000 862,073
4,598,681
Automobile Components (0.0%)(e)
Clarios Global LP
6.75%, 2/15/30(a) 74,000 77,003

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.5%) (cont’d)
Automobiles (0.8%)
General Motors Co.
6.80%, 10/1/27 $ 1,429,000 $ 1,488,526
Hyundai Capital America
4.90%, 6/23/28(a) 2,334,000 2,351,301
3,839,827
Banks (14.8%)
AIB Group plc
6.61%, 9/13/29(a)(c) 500,000 529,251
Banco Santander SA
4.18%, 3/24/28(c) 1,483,000 1,474,802
5.59%, 8/8/28 2,500,000 2,583,075
6.61%, 11/7/28 355,000 378,768
Bank of America Corp.
4.38%, 4/27/28(c)(d) 4,451,000 4,451,719
5.08%, 1/20/27(c) 1,388,000 1,391,846
5.16%, 1/24/31(c) 1,882,000 1,929,434
Bank of Ireland Group plc
6.25%, 9/16/26(a)(c) 1,620,000 1,625,322
Barclays plc
5.30%, 8/9/26(c) 2,101,000 2,101,635
BNP Paribas SA
5.13%, 1/13/29(a)(c) 2,625,000 2,665,297
BPCE SA
5.88%, 1/14/31(a)(c) 3,124,000 3,241,528
6.71%, 10/19/29(a)(c) 949,000 1,005,336
CaixaBank SA
5.67%, 3/15/30(a)(c)(d) 1,869,000 1,933,469
Canadian Imperial Bank of Commerce
4.86%, 3/30/29(c) 732,000 740,015
Citigroup, Inc.
5.61%, 9/29/26(c) 653,000 654,498
First Horizon Corp.
5.51%, 3/7/31(c) 847,000 859,400
HSBC Holdings plc
5.60%, 5/17/28(c) 1,420,000 1,447,106
ING Groep NV
5.07%, 3/25/31(c) 2,900,000 2,950,644
Intesa Sanpaolo SpA
5.71%, 1/15/26(a)(d) 3,050,000 3,057,110
7.00%, 11/21/25(a) 1,096,000 1,104,730
JPMorgan Chase & Co.
5.10%, 4/22/31(c)(d) 1,015,000 1,040,434
5.14%, 1/24/31(c) 1,850,000 1,897,600
5.57%, 4/22/28(c) 1,158,000 1,182,219
6.09%, 10/23/29(c) 3,364,000 3,536,326
KeyBank NA
5.85%, 11/15/27(d) 500,000 516,335
National Bank of Canada
4.70%, 3/5/27(c) 650,000 650,207
NatWest Group plc
4.45%, 5/8/30(c) 100,000 99,261
5.12%, 5/23/31(c) 2,759,000 2,805,142
PNC Financial Services Group, Inc. (The)
4.90%, 5/13/31(c)(d) 2,113,000 2,140,343
5.30%, 1/21/28(c) 1,315,000 1,335,209
Face
Amount Value
Societe Generale SA
5.51%, 5/22/31(a)(c) $ 3,868,000 $ 3,945,985
Swedbank AB
6.14%, 9/12/26(a) 1,516,000 1,548,927
Synovus Bank
5.63%, 2/15/28 737,000 745,158
Synovus Financial Corp.
5.20%, 8/11/25 390,000 389,863
6.17%, 11/1/30(c) 1,726,000 1,771,204
Truist Financial Corp.
6.05%, 6/8/27(c) 1,154,000 1,169,732
U.S. Bancorp
5.08%, 5/15/31(c) 1,951,000 1,990,596
UniCredit SpA
2.57%, 9/22/26(a)(c) 2,626,000 2,612,573
Wells Fargo & Co.
5.24%, 1/24/31(c) 1,821,000 1,868,555
Westpac New Zealand Ltd.
5.13%, 2/26/27(a)(d) 695,000 704,093
68,074,747
Biotechnology (0.3%)
Biogen, Inc.
5.05%, 1/15/31 1,254,000 1,277,135
Capital Markets (6.7%)
Antares Holdings LP
2.75%, 1/15/27(a)(d) 1,098,000 1,054,258
3.75%, 7/15/27(a) 495,000 476,084
Bank of New York Mellon (The)
4.73%, 4/20/29(c) 995,000 1,009,205
Bank of New York Mellon Corp. (The)
4.94%, 2/11/31(c)(d) 690,000 704,778
Blue Owl Credit Income Corp.
6.60%, 9/15/29 905,000 931,430
6.65%, 3/15/31(d) 320,000 329,285
Charles Schwab Corp. (The)
5.88%, 8/24/26 600,000 610,216
CI Financial Corp.
3.20%, 12/17/30 260,000 229,471
7.50%, 5/30/29(a) 2,349,000 2,479,611
Citadel LP
6.00%, 1/23/30(a)(d) 1,865,000 1,929,040
Citadel Securities Global Holdings LLC
5.50%, 6/18/30(a) 1,125,000 1,138,731
Deutsche Bank AG
5.37%, 1/10/29(c) 1,922,000 1,956,214
Goldman Sachs Bank USA
5.41%, 5/21/27(c) 841,000 848,085
Goldman Sachs Group, Inc. (The)
5.22%, 4/23/31(c)(d) 1,880,000 1,927,811
5.80%, 8/10/26(c) 1,356,000 1,357,918
HAT Holdings I LLC
3.75%, 9/15/30(a)(d) 1,740,000 1,597,879
Jefferies Financial Group, Inc.
2.63%, 10/15/31(d) 325,000 282,910
2.75%, 10/15/32 612,000 516,493
4.15%, 1/23/30(d) 1,020,000 996,562

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.5%) (cont’d)
LPL Holdings, Inc.
4.00%, 3/15/29(a) $ 1,416,000 $ 1,375,900
Macquarie Group Ltd.
5.11%, 8/9/26(a)(c) 1,110,000 1,110,424
Marex Group plc
6.40%, 11/4/29(d) 1,344,000 1,383,994
Oaktree Strategic Credit Fund
6.50%, 7/23/29 1,136,000 1,163,892
8.40%, 11/14/28 470,000 506,935
UBS Group AG
4.25%, 3/23/28(a) 4,759,000 4,733,954
30,651,080
Chemicals (0.2%)
Celanese US Holdings LLC
6.42%, 7/15/27(b)(d) 1,013,000 1,049,720
Consumer Finance (2.8%)
Aircastle Ltd.
5.75%, 10/1/31(a) 752,000 773,762
Ally Financial, Inc.
5.74%, 5/15/29(c) 1,778,000 1,810,032
6.85%, 1/3/30(c) 1,882,000 1,987,775
Ford Motor Credit Co. LLC
3.38%, 11/13/25 2,620,000 2,602,801
4.13%, 8/4/25 1,140,000 1,138,851
5.11%, 5/3/29 2,631,000 2,573,575
5.30%, 9/6/29 175,000 171,911
General Motors Financial Co., Inc.
5.40%, 4/6/26 656,000 659,099
5.63%, 4/4/32 893,000 903,849
12,621,655
Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
5.10%, 3/17/30(a) 510,000 518,923
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) 1,431,000 1,385,176
Diversified Telecommunication Services (0.2%)
CCO Holdings LLC
5.13%, 5/1/27(a) 804,000 801,964
Electric Utilities (1.5%)
Capital Power US Holdings, Inc.
5.26%, 6/1/28(a) 3,030,000 3,071,656
Liberty Utilities Co.
5.58%, 1/31/29(a) 482,000 496,088
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/28(d) 679,000 688,445
5.75%, 9/1/25 1,165,000 1,166,758
Pacific Gas and Electric Co.
6.10%, 1/15/29 370,000 383,475
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a) 1,181,000 1,154,566
6,960,988
Face
Amount Value
Electronic Equipment, Instruments & Components (0.6%)
Vontier Corp.
1.80%, 4/1/26 $ 2,656,000 $ 2,599,087
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.76%, 3/15/27 870,000 849,407
Financial Services (2.3%)
Enact Holdings, Inc.
6.25%, 5/28/29 1,814,000 1,883,263
Essent Group Ltd.
6.25%, 7/1/29 1,848,000 1,914,999
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34 1,244,000 1,244,827
MGIC Investment Corp.
5.25%, 8/15/28 62,000 62,002
Radian Group, Inc.
4.88%, 3/15/27 2,125,000 2,127,729
Rocket Mortgage LLC
3.63%, 3/1/29(a) 1,410,000 1,340,924
Synchrony Bank
5.40%, 8/22/25 1,917,000 1,916,674
10,490,418
Food Products (1.0%)
JDE Peet's NV
1.38%, 1/15/27(a) 1,609,000 1,531,467
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 2,965,000 2,937,556
4,469,023
Gas Utilities (0.2%)
Ferrellgas LP
5.38%, 4/1/26(a) 894,000 887,323
Ground Transportation (0.2%)
Uber Technologies, Inc.
4.50%, 8/15/29(a)(d) 920,000 915,231
Health Care Equipment & Supplies (0.0%)(e)
Medline Borrower LP
5.25%, 10/1/29(a)(d) 191,000 189,651
Health Care Providers & Services (1.2%)
Centene Corp.
4.25%, 12/15/27 650,000 640,557
4.63%, 12/15/29 2,270,000 2,209,385
HCA, Inc.
5.50%, 3/1/32 1,252,000 1,292,769
5.88%, 2/15/26 1,480,000 1,481,651
5,624,362
Health Care REITs (0.2%)
DOC DR LLC
2.63%, 11/1/31(d) 940,000 829,875
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
6.00%, 6/14/30 1,386,000 1,430,382

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.5%) (cont’d)
Insurance (3.0%)
American International Group, Inc.
4.85%, 5/7/30 $ 1,490,000 $ 1,514,453
American National Global Funding
5.25%, 6/3/30(a) 650,000 653,587
5.55%, 1/28/30(a) 349,000 356,633
American National Group, Inc.
5.75%, 10/1/29 1,639,000 1,679,203
6.14%, 6/13/32(a) 546,000 560,516
Athene Global Funding
4.95%, 1/7/27(a) 1,548,000 1,558,836
5.52%, 3/25/27(a) 2,132,000 2,168,426
5.62%, 5/8/26(a) 1,184,000 1,194,832
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 500,000 514,622
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 2,469,000 2,397,695
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 10,000 10,607
NLG Global Funding
5.40%, 1/23/30(a) 1,312,000 1,351,300
13,960,710
IT Services (0.4%)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 1,786,000 1,613,775
Media (1.3%)
Charter Communications Operating LLC
4.91%, 7/23/25 1,137,000 1,136,935
6.10%, 6/1/29 2,679,000 2,805,532
Discovery Communications LLC
3.95%, 3/20/28 954,000 912,277
4.13%, 5/15/29 308,000 265,045
Videotron Ltd.
3.63%, 6/15/29(a) 709,000 680,881
5,800,670
Multi-Utilities (0.8%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(b) 3,800,000 3,821,096
Office REITs (0.2%)
COPT Defense Properties LP
2.00%, 1/15/29 353,000 321,740
2.75%, 4/15/31(d) 805,000 712,461
1,034,201
Oil, Gas & Consumable Fuels (1.3%)
Continental Resources, Inc.
2.88%, 4/1/32(a) 891,000 749,505
Energy Transfer LP
5.25%, 7/1/29 368,000 377,120
Occidental Petroleum Corp.
5.20%, 8/1/29(d) 325,000 326,284
6.63%, 9/1/30 216,000 228,539
ONEOK, Inc.
5.38%, 6/1/29(d) 881,000 900,152
Face
Amount Value
Raizen Fuels Finance SA
6.25%, 7/8/32(a) $ 812,000 $ 806,925
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 915,000 906,302
Var Energi ASA
5.88%, 5/22/30(a) 1,840,000 1,886,302
6,181,129
Passenger Airlines (1.4%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) 1,167,000 1,155,506
5.31%, 10/20/31(a) 190,000 187,042
American Airlines, Inc.
5.50%, 4/20/26(a) 1,153,847 1,151,921
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,983,200 1,988,732
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 296,827 296,149
United Airlines, Inc.
4.38%, 4/15/26(a) 1,643,000 1,633,165
6,412,515
Pharmaceuticals (0.8%)
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 1,483,000 1,469,356
Viatris, Inc.
2.70%, 6/22/30(d) 2,271,000 2,023,664
3,493,020
Professional Services (0.4%)
Concentrix Corp.
6.65%, 8/2/26 1,568,000 1,596,981
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
2.45%, 2/15/31(a) 885,000 791,633
Foundry JV Holdco LLC
5.90%, 1/25/33(a) 2,015,000 2,090,784
Qorvo, Inc.
3.38%, 4/1/31(a) 965,000 871,054
3,753,471
Specialized REITs (0.6%)
EPR Properties
3.60%, 11/15/31 146,000 132,706
3.75%, 8/15/29 368,000 350,554
4.95%, 4/15/28 1,855,000 1,852,112
Extra Space Storage LP
2.55%, 6/1/31(d) 335,000 296,368
2,631,740
Specialty Retail (0.5%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 1,470,000 1,403,092
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 890,000 864,178
2,267,270

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (47.5%) (cont’d)
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 $ 900,000 $ 1,015,267
Tobacco (0.3%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 1,532,000 1,579,949
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 905,000 861,113
Wireless Telecommunication Services (0.4%)
T-Mobile USA, Inc.
2.55%, 2/15/31 2,030,000 1,818,252
217,982,817
Sovereign ( 0 .5% )
Petroleos Mexicanos
6.50%, 3/13/27 1,491,000 1,481,573
Romanian Government Bond
3.00%, 2/14/31 1,044,000 894,354
2,375,927
U.S. Government and Agency Securities ( 12 .3% )
U.S. Treasury Bonds
1.25%, 5/15/50 93,000 44,713
6.25%, 5/15/30 1,056,000 1,170,428
U.S. Treasury Notes
0.63%, 5/15/30 78,000 67,126
1.00%, 7/31/28 71,000 65,470
1.25%, 5/31/28 90,000 83,974
1.25%, 9/30/28 288,000 266,518
1.38%, 10/31/28 37,000 34,316
1.38%, 12/31/28 845,000 780,800
1.63%, 8/15/29 1,384,000 1,274,794
3.75%, 6/30/30 57,000 56,866
4.13%, 2/28/27 2,322,000 2,334,426
4.13%, 3/31/29 4,517,000 4,579,109
4.25%, 12/31/25 215,000 215,013
4.25%, 1/31/26 242,000 242,004
4.50%, 11/15/25(d) 7,192,000 7,196,245
4.50%, 7/15/26 138,000 138,740
4.50%, 5/31/29 4,751,000 4,881,652
4.63%, 6/30/26 17,870,700 17,977,149
4.88%, 5/31/26 1,981,000 1,995,338
5.00%, 10/31/25(d) 12,977,000 13,004,558
56,409,239
Total Fixed Income Securities
(Cost $436,850,348)
440,346,757
–
Shares
Investment Companies ( 2 .1% )
Eaton Vance Floating-Rate ETF(f) 101,000 5,035,860
Eaton Vance Ultra-Short Income ETF(f) 90,000 4,572,900
Total Investment Companies
(Cost $9,619,450)
9,608,760
Shares Value
Short-Term Investments ( 8 .8% )
Investment Company ( 5 .1% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $23,199,523)
23,199,523 $ 23,199,523
Security held as Collateral on Loaned Securities ( 3 .4% )
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $15,683,816)
15,683,816 15,683,816
Face
Amount
U.S. Government and Agency Security ( 0 .3% )
U.S. Treasury Bill
4.22%, 8/5/25(h)
(Cost $1,523,627)
$ 1,530,000 1,523,678
Total Short-Term Investments
(Cost $40,406,966)
40,407,017
Total Investments ( 106 .9% )
( Cost $ 486,876,764 ) including
$ 41,277,902 of Securities Loaned (i) (j) 490,362,534
Liabilities in Excess of Other Assets (-6.9%)
(31,507,487)
Net Assets (100.0%) $458,855,047
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(c) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 41,277,902 and $ 42,459,062 , respectively. The Fund received cash collateral of $ 15,683,816 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 26,775,246 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Amount is less than 0.05%.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
(f) For the period ended June 30, 2025, the cost of purchases of Eaton
Vance Floating-Rate ETF and Eaton Vance Ultra-Short Income ETF,
which may be deemed affiliates of the Adviser under the Investment
Company Act of 1940, were $7,925,070 and $4,071,190,
respectively and proceeds from sales of Eaton Vance Floating-Rate
ETF and Eaton Vance Ultra-Short Income ETF were $6,936,077
and $509,900, respectively including net realized gain/loss of
$(181,662) and $900, respectively. For the period ended June 30,
2025, management fees related Fund's investments in Eaton Vance
Floating-Rate ETF and Eaton Vance Ultra-Short Income ETF were reduced by $17,030 and $2,450, respectively.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $15,146 relating to the Fund’s investment in the Liquidity Fund.
(h) All or a portion of the security pledged as collateral for futures contracts.
(i) At June 30, 2025, the aggregate cost for federal income tax purposes is $486,876,764. The aggregate gross unrealized appreciation is
$4,642,970 and the aggregate gross unrealized depreciation is
$1,157,200, resulting in net unrealized appreciation of $3,485,770.
(j) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 599 Sep-25 $ 119,800,000 $ 124,606,039 $ 513,969
U.S. Treasury 5 Year Notes 60 Sep-25 6,000,000 6,540,000 49,690
U.S. Treasury Long Bonds 2 Sep-25 200,000 230,938 4,059
Short:
U.S. Treasury 10 Year Notes 169 Sep-25 (16,900,000) (18,949,125) (401,804)
U.S. Treasury 10 Year Ultra Bonds 27 Sep-25 (2,700,000) (3,085,172) (89,068)
$ 76,846

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 45 .9%
Asset-Backed Securities 19 .1
U.S. Government and Agency Securities 12 .2
Other** 11 .9
Commercial Mortgage-Backed Securities 10 .9
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 153,411,274 and net unrealized appreciation of $ 76,846 .

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (89.3%)
Corporate Bonds ( 0 .8% )
Health Care Providers & Services (0.8%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32 $ 2,500,000 $ 2,544,208
Municipal Bonds ( 88 .5% )
Certificate of Participation/Lease ( 0 .3% )
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,127,888
Education ( 10 .9% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,020,151
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,483,415
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 2,055,000 2,072,696
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,020,797
Yale University
Series 2025 B-1
5.00%, 7/1/64(a) 2,500,000 2,735,335
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(a) 750,000 755,952
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(a) 2,470,000 2,742,943
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 602,067
Michigan Finance Authority,
Series 2024 A-1
5.00%, 7/21/25 1,500,000 1,501,595
New Hampshire Health and Education Facilities Authority Act,
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,076,104
New Jersey Educational Facilities Authority,
Trustees of Princeton University (The)
Series A-1
5.00%, 7/1/64(a) 1,430,000 1,572,872
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/29 2,000,000 2,090,808
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,248,843
Face
Amount Value
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 $ 1,750,000 $ 1,780,745
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,072,318
University of Illinois,
Auxiliary Facilities System
Series 2016 A
4.00%, 4/1/29 2,500,000 2,514,887
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,599,236
University of Michigan,
Series 2017 A
5.00%, 4/1/33 2,895,000 2,985,788
University of North Carolina at Chapel Hill,
Series 2012 B
3.92%, 12/1/41(a) 3,000,000 3,012,286
Washington State University,
Series 2025
5.00%, 4/1/31 1,440,000 1,596,439
Western Michigan University,
Series 2025 A
5.00%, 11/15/30 2,450,000 2,689,273
37,174,550
General Obligation ( 13 .6% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,203,158
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,003,174
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,041,743
City of Hamilton OH,
Series 2024
4.00%, 12/17/25 835,000 837,825
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,023,076
City of Philadelphia,
Series 2025 C
5.00%, 8/1/30 750,000 821,831
City of Quincy MA,
Series 2024
5.00%, 7/25/25 1,000,000 1,001,081
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,501,918
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 1,260,000 1,290,586
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,698,000 2,777,158

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (88.5%) (cont’d)
General Obligation (13.6%) (cont’d)
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 $ 1,000,000 $ 1,052,138
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,013,820
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(a) 2,000,000 2,055,984
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 3,000,000 3,222,719
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 825,000 866,993
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,515,182
Fort Bend Independent School District,
Series 2025 B
3.80%, 8/1/55(a) 1,850,000 1,878,171
Leander Independent School District,
Series 2016
0.00%, 8/16/25 2,500,000 2,489,214
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,561,836
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(a) 600,000 612,284
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 2,500,000 2,520,771
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,059,913
State of Connecticut,
Series 2025 A
5.00%, 3/15/29 750,000 810,839
State of Hawaii HI,
Series FG
5.00%, 10/1/30 2,400,000 2,458,659
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,589,932
State of Maryland,
Series 2017 A
3.00%, 8/1/31 2,060,000 2,033,128
State of Texas,
Series 2015
5.00%, 8/1/27 2,500,000 2,503,250
45,746,383
Face
Amount Value
Hospital ( 12 .1% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
2.62%, 11/15/47(a) $ 2,000,000 $ 1,977,670
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,055,585
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,601,734
Series 2025
5.00%, 8/15/29 1,250,000 1,356,276
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,117,774
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,511,500
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 893,981
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,072,663
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,010,427
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 946,478
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,620,627
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,112,001
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,323,636
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/26 1,925,000 1,948,615
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,532,784
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-1
5.00%, 10/1/64(a) 2,000,000 2,133,929

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (88.5%) (cont’d)
Hospital (12.1%) (cont’d)
New York State Dormitory Authority,
Memorial Sloan-Kettering Cancer Center
Series 2025 2-A
5.00%, 7/1/48(a) $ 3,000,000 $ 3,187,406
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 383,195
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 214,564
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 B
5.00%, 6/1/55(a) 2,000,000 2,155,846
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(a) 750,000 786,414
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,754,200
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,619,478
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,228,387
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(a) 2,000,000 2,181,777
40,726,947
Housing ( 0 .5% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 403,758
Series 2025 A
5.00%, 6/15/31 475,000 513,086
Series 2025 A
5.00%, 6/15/33 750,000 813,516
1,730,360
Other Revenue ( 33 .2% )
Bergen County Improvement Authority (The),
Series 2024
4.00%, 10/16/25 1,000,000 1,002,724
Series 2025 A
4.00%, 5/21/26 2,500,000 2,522,893
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) 2,450,000 2,585,007
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 995,000 1,067,307
Face
Amount Value
California Municipal Finance Authority,
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 $ 2,330,000 $ 2,282,324
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(a) 2,500,000 2,628,419
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(a) 1,000,000 1,016,071
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,683,555
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,005,430
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 818,229
Series 2024 A
5.00%, 11/1/31 1,000,000 1,101,078
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,643,291
Chandler Industrial Development Authority,
Intel Corp.
Series 2019 (AMT)
4.00%, 6/1/49(a) 1,500,000 1,497,150
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 2,011,324
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,522,599
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 2,009,430
Series 2025 F-2
3.80%, 4/1/28 2,000,000 2,016,897
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 374,319
Series 2024 A
5.00%, 12/1/28 400,000 421,768
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 551,074
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,059,306
Series 2024
5.00%, 7/1/29 1,000,000 1,072,811

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (88.5%) (cont’d)
Other Revenue (33.2%) (cont’d)
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(a)(b) $ 2,000,000 $ 1,993,722
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(a) 1,500,000 1,509,200
Hudson County Improvement Authority,
Series 2024 B-1
4.50%, 7/11/25 1,000,000 1,000,364
Indiana Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
3.95%, 5/1/28(a) 1,000,000 1,000,255
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) 1,000,000 1,000,662
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) 2,000,000 2,001,345
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(a) 1,000,000 999,101
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 750,000 822,402
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,249,443
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) 2,000,000 2,061,846
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,524,023
Series 2025 A
5.00%, 6/1/29 500,000 527,826
Series 2025 A
5.00%, 12/1/29 1,000,000 1,060,404
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,578,740
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,038,353
Series 2024 A
5.00%, 6/15/29 1,535,000 1,592,737
Metropolitan Transportation Authority Dedicated Tax Fund,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,770,095
Face
Amount Value
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 $ 2,870,000 $ 2,938,518
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2020 A (AMT)
4.10%, 5/1/50(a) 1,750,000 1,750,472
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
0.00%, 5/1/38(a) 2,500,000 2,507,151
New York City Housing Development Corp.,
Series 2024 F-2
3.40%, 11/1/64(a) 2,000,000 1,994,934
Series 2025 C-2
3.75%, 5/1/65(a) 1,000,000 1,007,102
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,024,426
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,286,209
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,601,611
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 1,125,000 1,132,702
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(a) 750,000 749,772
Series 2024 B-2
3.35%, 12/15/54(a) 1,650,000 1,645,473
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) 1,500,000 1,488,288
North Carolina Housing Finance Agency,
Series 55 C
3.20%, 7/1/56(a) 1,015,000 1,014,951
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/30 1,100,000 1,151,240
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,345,847
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/30 500,000 550,371
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 2,895,000 2,889,900

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (88.5%) (cont’d)
Other Revenue (33.2%) (cont’d)
Pennsylvania Economic Development Financing Authority,
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(a) $ 1,000,000 $ 1,009,924
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,467,654
Public Finance Authority,
Waste Management, Inc.
Series A-2 (AMT)
4.10%, 10/1/25(a) 1,000,000 1,000,261
Series A-3 (AMT)
4.10%, 9/1/27(a) 1,000,000 1,000,261
Sales Tax Securitization Corp.,
Series 2020 AA
5.00%, 1/1/26 1,875,000 1,890,019
Series 2020 A
5.00%, 1/1/27 1,290,000 1,325,011
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28(c) 1,250,000 1,336,600
State of Illinois IL,
Sales Tax
Series 2021 C
5.00%, 6/15/28 2,770,000 2,924,175
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.71%, 9/15/27(a) 1,240,000 1,240,861
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,584,913
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,077,055
Virgin Islands Transportation & Infrastructure Corp.,
Series 2025
5.00%, 9/1/29 1,000,000 1,070,706
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 2,000,000 2,001,135
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(a) 1,000,000 1,047,584
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,017,211
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 2,330,000 2,321,355
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 1,350,000 1,359,083
Face
Amount Value
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) $ 500,000 $ 501,166
111,877,465
Transportation ( 10 .8% )
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,010,445
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,331,281
City & County of Denver CO,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 3,000,000 3,117,140
City of Cleveland OH,
Airport System
Series 2025 A
5.00%, 1/1/30 600,000 650,253
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,005,409
Dallas Fort Worth International Airport,
Series 2023 B
5.00%, 11/1/25 1,250,000 1,257,360
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,301,242
E-470 Public Highway Authority,
Series 2000 B
0.00%, 9/1/25 2,000,000 1,989,883
Series 2024 B
3.69%, 9/1/39(a) 1,000,000 994,281
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,017,722
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 2,500,000 2,699,317
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 2,500,000 2,637,703
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,120,746
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,035,928
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,017,250
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
2.77%, 7/15/41(a) 2,000,000 1,996,597
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,537,682

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (88.5%) (cont’d)
Transportation (10.8%) (cont’d)
Series 242 (AMT)
5.00%, 12/1/27 $ 1,500,000 $ 1,563,546
Series 248
5.00%, 1/15/28 1,000,000 1,060,672
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,299
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 374,689
State of Connecticut CT,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,400,000
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,505,638
36,626,083
Utility ( 4 .5% )
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,708,426
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(a) 750,000 745,045
Series 2013-1
3.38%, 11/1/53(a) 500,000 498,904
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 2,250,000 2,230,169
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 2,000,000 2,013,229
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 1,040,000 1,143,538
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,196,905
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,358,312
Municipal Electric Authority of Georgia,
Series 2024 A
5.00%, 1/1/26 1,000,000 1,009,698
Series 2021 A
5.00%, 1/1/29 1,225,000 1,305,338
Face
Amount Value
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 $ 530,000 $ 535,291
14,744,855
Water & Sewer ( 2 .6% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,509,390
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,473,644
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,839,710
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,006,092
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 2,835,000 2,947,402
8,776,238
298,530,769
Total Fixed Income Securities
(Cost $299,770,055)
301,074,977
–
Shares
Short-Term Investments ( 11 .3% )
Investment Company ( 0 .6% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.13%
(Cost $2,146,875)
2,146,660 2,146,875
Face
Amount
Municipal Bonds ( 10 .7% )
Education ( 1 .4% )
University of Delaware,
Series 2005
3.95%, 11/1/35(a) $ 3,000,000 3,000,000
Series 2013 C
3.95%, 11/1/37(a) 1,700,000 1,700,000
4,700,000
General Obligation ( 0 .5% )
City of New York NY,
Series 2014 I-2
4.00%, 3/1/40(a) 500,000 500,000
Series 2015 F-6
4.00%, 6/1/44(a) 1,120,000 1,120,000
1,620,000
Hospital ( 1 .6% )
County of Hamilton,
TriHealth Obligated Group
Series 2021 B
4.05%, 8/15/51(a) 2,500,000 2,500,000

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (10.7%) (cont’d)
Hospital (1.6%) (cont’d)
Iowa Finance Authority,
Iowa Health System Obligated Group
Series 2018 F
3.90%, 7/1/41(a) $ 3,000,000 $ 3,000,000
5,500,000
Other Revenue ( 3 .5% )
City of Gainesville FL,
Utilities System
Series 2012 B
4.00%, 10/1/42(a) 3,000,000 3,000,000
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
3.95%, 11/1/41(a) 3,300,000 3,300,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
3.65%, 12/1/30(a) 3,500,000 3,500,000
New York City Transitional Finance Authority,
Series 2019 C-4
3.90%, 11/1/44(a) 2,000,000 2,000,000
11,800,000
Utility ( 1 .3% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.95%, 7/1/49(a) 4,500,000 4,500,000
Water & Sewer ( 2 .4% )
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
3.90%, 6/15/53(a) 3,000,000 3,000,000
Series AA-6
3.95%, 6/15/48(a) 1,500,000 1,500,000
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
3.95%, 12/1/54(a) 3,300,000 3,300,000
7,800,000
Total Municipal Bonds
(Cost $35,920,000)
35,920,000
Total Short-Term Investments
(Cost $38,066,875)
38,066,875
Total Investments ( 100 .6% )
( Cost $ 337,836,930 ) (d) 339,141,852
Liabilities in Excess of Other Assets (-0.6%)
(1,971,109)
Net Assets (100.0%) $337,170,743
(a) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) When-issued security.
(d) At June 30, 2025, the aggregate cost for federal income tax purposes is $337,836,930. The aggregate gross unrealized appreciation is
$1,718,301 and the aggregate gross unrealized depreciation is
$413,379, resulting in net unrealized appreciation of $1,304,922.
AMT Alternative Minimum Tax
CME Chicago Mercantile Exchange
NATL Insured by National Public Finance Guarantee Corp.

Portfolio Composition
Classification
Percentage of Total
Investments
Other Revenue 36 .5%
General Obligation 14 .0
Hospital 13 .6
Education 12 .3
Transportation 10 .8
Other* 7 .1
Utility 5 .7
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (110.6%)
Asset-Backed Securities ( 13 .2% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 4,584,884 $ 4,678,236
AASET Ltd.,
2025-2A
6.01%, 2/16/50(a) 4,225,000 4,256,092
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 1,452,784 1,462,241
2024-3AL
5.68%, 12/26/31(a) 825,130 826,765
2024-3AL
6.75%, 12/26/31(a) 1,750,000 1,762,466
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 3,492,515 3,496,143
2025-2A
5.55%, 6/20/28(a) 1,913,238 1,916,051
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 1,232,901 1,241,639
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 4,814,591 4,920,197
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 999,062
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 434,224 421,834
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
7.11%, 1/15/38(a)(b) 1,000,000 1,001,976
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
7.00%, 4/20/38(a)(b) 1,500,000 1,476,174
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.86%, 7/15/37(a)(b) 1,000,000 1,005,125
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 3.30%,
7.58%, 3/31/38(a)(b) 1,500,000 1,505,625
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 658,416 654,931
Benefit Street Partners CLO 41 Ltd.,
2025-41A
CME Term SOFR 3 Month + 2.75%,
0.00%, 7/25/38(a)(b) 1,500,000 1,505,625
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.80%, 7/22/37(a)(b) 3,000,000 3,015,369
Face
Amount Value
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
7.09%, 4/15/38(a)(b) $ 3,000,000 $ 2,999,361
2023-20A
CME Term SOFR 3 Month + 3.40%,
7.73%, 4/15/38(a)(b) 3,000,000 3,008,550
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 7,956,103 7,793,668
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 9,632,344 9,780,516
2025-1A
7.75%, 2/15/50(a) 3,155,206 3,109,720
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,714,906
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 4,500,000 4,566,429
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 2,057,596
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,080 15,359
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 2,545,060 2,520,808
2021-1A
2.05%, 11/20/51(a) 2,234,940 2,153,263
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 618,273 621,813
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 3,168,708 3,158,010
2019-2A
3.98%, 10/20/49(a) 2,305,184 2,271,527
2020-1A
3.79%, 7/20/50(a) 3,076,291 3,006,159
2020-2A
3.24%, 1/20/51(a) 2,148,827 2,056,277
2021-1A
2.79%, 10/20/51(a) 5,945,213 5,565,896
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,134,271 1,111,152
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
7.12%, 10/18/37(a)(b) 1,000,000 1,003,179
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 748,987 735,227
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 953,470

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.2%) (cont’d)
2021-SFR3
3.98%, 12/17/38(a) $ 1,000,000 $ 951,895
Flatiron CLO 28 Ltd.,
2024-1A
CME Term SOFR 3 Month + 3.00%,
7.26%, 7/15/36(a)(b) 2,000,000 2,004,038
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,720,501
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,849,878
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 9,407,920 9,356,407
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,491,426 2,464,396
Galaxy 31 CLO Ltd.,
2023-31A
CME Term SOFR 3 Month + 3.20%,
7.51%, 7/15/38(a)(b) 2,350,000 2,352,858
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 501,894 473,276
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 3,555,967 3,628,739
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,501,455 1,525,809
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 996,992 992,704
2021-1A
2.77%, 4/20/29(a) 600,417 597,431
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,385,765 1,142,502
2021-1A
5.74%, 10/15/56(a) 1,966,398 1,578,507
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
7.51%, 10/15/37(a)(b) 1,500,000 1,503,099
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,408,250 4,418,448
Jersey Mike's Funding,
2021-1A
2.89%, 2/15/52(a) 2,475,000 2,398,343
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 1,897,975 1,882,765
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 146,372 144,640
Face
Amount Value
Lendbuzz Securitization Trust,
2025-2A
5.13%, 11/15/30(a) $ 2,940,000 $ 2,958,422
2025-2A
5.28%, 4/15/31(a) 4,545,000 4,577,658
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
7.16%, 5/16/30(a)(b) 6,401,000 6,401,000
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 833,865 697,059
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 234,313 228,635
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 348,729 339,493
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.42%, 7/18/37(a)(b) 1,500,000 1,506,125
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.41%, 7/15/36(a)(b) 500,000 501,022
2019-22A
CME Term SOFR 3 Month + 2.90%,
7.16%, 7/15/36(a)(b) 1,500,000 1,502,592
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 81,583 81,460
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) 534,194 535,363
MidOcean Credit CLO XV Ltd.,
2024-15A
CME Term SOFR 3 Month + 3.35%,
7.62%, 7/21/37(a)(b) 2,000,000 2,002,372
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 4,803,155 4,337,605
2020-1A
2.10%, 4/20/46(a) 381,817 339,701
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 1,929,857 1,912,833
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 4,747,200 4,446,610
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
8.13%, 3/31/38(a)(b) 2,000,000 1,973,916
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 693,598 700,987

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.2%) (cont’d)
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) $ 2,420,153 $ 2,462,570
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.97%, 7/20/37(a)(b) 1,000,000 1,004,514
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 1,020,000 1,021,419
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 2,331,590 2,277,225
2021-C
2.18%, 10/8/31(a) 1,184,511 1,157,420
2025-A
5.01%, 2/8/33(a) 3,500,000 3,498,946
2025-A
5.30%, 2/8/33(a) 1,515,000 1,513,986
2025-A
5.89%, 2/8/33(a) 3,991,000 3,992,125
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 941,412 944,454
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 6,622,953 6,729,383
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
7.43%, 3/25/26(a)(b) 3,900,000 3,921,415
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 637,728
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(b) 84,273 84,216
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.49%, 6/27/33(a) 4,300,000 4,294,774
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,412,707
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 2,675,608 2,489,125
2021-1
2.87%, 7/30/51(a) 2,666,662 2,453,347
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 4,488,750 4,417,942
2024-1A
6.17%, 1/25/54(a) 622,125 641,966
Face
Amount Value
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
7.43%, 10/24/37(a)(b) $ 750,000 $ 752,018
Sixth Street CLO XX Ltd.,
2021-20A
CME Term SOFR 3 Month + 2.95%,
0.00%, 7/17/38(a)(b) 2,250,000 2,258,437
SoFi Consumer Loan Program Trust,
2025-2
5.22%, 6/25/34(a) 5,169,000 5,228,814
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(c) 2,522 2,525
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
7.63%, 4/17/38(a)(b) 800,000 797,820
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
7.28%, 1/17/39(a)(b) 2,490,894 2,497,077
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.81%, 5/17/39(a)(b) 2,080,000 2,085,694
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.26%, 10/17/41(a)(b) 3,095,000 3,126,406
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.76%, 2/17/42(a)(b) 7,040,000 7,052,580
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.26%, 2/17/42(a)(b) 2,753,000 2,756,329
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.76%, 2/17/42(a)(b) 1,670,000 1,671,538
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,476,498 1,462,296
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,540,358 1,536,569
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 2,797,404 2,787,521
2024-3A
5.57%, 7/30/54(a) 5,470,510 5,464,999
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 661,069 645,062
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 1,139,700 1,087,265
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.66%, 3/17/42(a)(b) 1,800,000 1,803,457

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (13.2%) (cont’d)
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) $ 1,849,573 $ 1,806,926
2019-1A
3.78%, 6/15/49(a) 1,016,735 1,003,631
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 607,625 627,177
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 5,785,000 5,864,342
271,651,271
Collateralized Mortgage Obligations — Agency Collateral Series  ( 27 .8% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 115,377 110,873
6.00%, 8/1/37 - 11/1/37 2,229 2,342
6.50%, 8/1/29 169 170
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 158,872 144,077
4.00%, 10/1/49 - 11/1/49 97,877 91,509
5.41%, 8/1/37 1,502 1,507
5.44%, 1/1/37 - 2/1/38 22,502 21,608
5.46%, 8/1/37 - 1/1/38 24,388 23,457
5.50%, 8/1/37 - 11/1/37 35,387 34,525
5.62%, 12/1/36 - 8/1/37 24,030 23,369
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 791,149 721,649
5.62%, 12/1/36 15,139 14,704
FNMA, Other
3.50%, 1/1/48 - 1/1/50 906,178 820,398
4.00%, 8/1/49 - 9/1/49 345,420 323,158
4.50%, 3/1/49 - 8/1/49 302,999 289,138
GNMA I, 30 Year
6.50%, 5/15/40 129,280 134,356
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 124,190 118,862
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 310,763 290,337
4.00%, 8/20/41 - 11/20/49 1,639,576 1,544,764
4.50%, 4/20/49 22,300 21,657
5.00%, 12/20/48 13,236 12,375
UMBS Pool, 30 Year
4.00%, 4/1/49 290,557 274,010
4.50%, 2/1/49 238,758 231,641
UMBS, 30 Year
4.00%, 11/1/41 - 9/1/48 1,402,434 1,344,600
4.50%, 3/1/41 - 11/1/44 363,287 359,214
5.50%, 5/1/54 - 9/1/54 11,496,443 11,506,235
6.50%, 6/1/26 - 1/1/34 198,536 206,565
7.00%, 5/1/28 - 12/1/33 33,843 35,696
UMBS, Single Family, 30 Year
4.50%, 7/25/55, TBA 6,657,175 6,367,483
5.00%, 7/25/55, TBA 195,899,000 191,996,271
5.50%, 7/25/55, TBA 249,790,908 249,732,244
6.00%, 7/25/55, TBA 101,371,000 103,022,268
569,821,062
Face
Amount Value
Commercial Mortgage-Backed Securities ( 8 .8% )
Adjustable Rate Mortgage Trust
5.53%, 6/25/35(b) $ 8,672 $ 8,685
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 985,481 927,763
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 3,440,000 3,229,597
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.66%, 8/15/39(a)(b) 1,359,000 1,368,513
Banc of America Alternative Loan Trust
6.36%, 10/25/36(c) 371,440 105,271
BANK
3.02%, 12/15/53(b) 4,200,000 2,265,069
IO
0.95%, 10/17/52(b) 13,644,159 385,637
BBCMS Mortgage Trust
IO
0.64%, 12/15/55(b) 18,280,099 622,447
Bear Stearns ARM Trust
5.38%, 2/25/34(b) 306,917 290,249
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,980,335
IO
0.93%, 9/15/48(a)(b) 25,152,299 415,174
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.81%, 12/15/35(a)(b) 2,222,000 2,185,804
CME Term SOFR 1 Month + 2.00%,
6.31%, 12/15/35(a)(b) 2,500,000 2,377,082
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.15%, 11/15/41(a)(b) 3,000,000 3,009,021
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.20%, 7/15/41(a)(b) 7,900,000 7,932,757
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.31%, 5/15/39(a)(b) 2,320,000 2,323,627
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 1,076,196 1,005,067
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 1,931,752 1,806,898
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
7.45%, 6/15/27(a)(b) 5,100,000 5,150,922
CME Term SOFR 1 Month + 3.89%,
8.20%, 6/15/27(a)(b) 4,980,000 5,053,803
BX Trust
CME Term SOFR 1 Month + 2.75%,
0.00%, 7/15/42(a)(b) 3,770,000 3,790,087
CME Term SOFR 1 Month + 3.65%,
0.00%, 7/15/42(a)(b) 3,975,000 3,996,948
ChaseFlex Trust
6.00%, 2/25/37 578,171 195,664
Citigroup Commercial Mortgage Trust
IO
0.84%, 11/10/48(b) 2,136,239 4,940

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (8.8%) (cont’d)
0.92%, 9/10/58(b) $ 2,290,385 $ 740
COLT Trust
1.67%, 9/25/61(a)(b) 1,012,211 917,838
Commercial Mortgage Trust
3.51%, 8/15/57(a)(b) 1,400,000 1,271,826
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
8.14%, 8/15/26(a)(b) 6,104,604 5,728,577
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
6.68%, 7/15/38(a)(b) 3,593,879 3,602,264
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 825,491 714,172
3.00%, 8/25/57 587,020 502,567
3.00%, 3/25/58 813,257 695,001
4.25%, 8/25/59(a)(b) 2,700,000 2,574,930
4.25%, 11/25/60(a)(b) 750,000 719,992
4.75%, 10/25/58(b) 1,057,227 1,029,626
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
12.11%, 11/25/41(a)(b) 3,115,000 3,348,011
SOFR30A + 8.50%,
12.81%, 2/25/42(a)(b) 4,695,000 5,143,959
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.72%, 1/25/49(b) 17,200,000 2,120,473
2.72%, 1/25/49(b) 4,091,469 467,739
2.74%, 2/25/49(b) 9,522,157 1,152,949
2.83%, 8/25/48(b) 5,484,002 605,012
3.17%, 11/25/36(b) 4,400,000 1,047,456
3.32%, 5/25/32(b) 11,220,034 1,977,570
FHLMC, REMIC
SOFR30A + 1.15%,
5.46%, 7/25/55(b) 5,480,000 5,487,075
SOFR30A + 1.43%,
5.74%, 12/25/54(b) 5,105,977 5,109,582
IO REMIC
SOFR30A + 5.89%,
1.58%, 11/15/43(b) 299,020 24,435
FNMA, REMIC
7.00%, 9/25/32 56,313 58,827
IO REMIC
8.00%, 9/18/27 7,119 365
FNMA, Strips
IO REMIC
6.50%, 9/25/29 11,328 907
6.50%, 9/25/29 4,454 338
6.50%, 9/25/29 6,807 493
6.50%, 12/25/29 10,776 807
6.50%, 12/25/29 4,304 327
6.50%, 12/25/29 6,392 476
6.50%, 12/25/29 7,387 548
FREMF Mortgage Trust
SOFR30A + 5.36%,
9.68%, 7/25/26(a)(b) 44,850 9,634
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,819,038
Face
Amount Value
GNMA
IO REMIC
5.00%, 2/16/41 $ 56,999 $ 11,433
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.85%, 3/15/39(a)(b) 1,370,000 1,373,865
GS Mortgage Securities Trust
IO
0.40%, 9/10/47(b) 374,799 5
1.33%, 10/10/48(b) 3,174,843 94
GWT
CME Term SOFR 1 Month + 1.69%,
6.00%, 5/15/41(a)(b) 3,613,000 3,627,248
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.70%, 3/15/42(a)(b) 3,045,000 3,050,907
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 6/15/41(a)(b) 3,164,100 3,170,649
CME Term SOFR 1 Month + 2.54%,
6.85%, 6/15/41(a)(b) 232,394 232,759
Hudson Yards Mortgage Trust
6.55%, 1/13/40(a)(b) 1,925,000 1,996,455
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.34%,
6.65%, 9/15/41(a)(b) 289,000 289,266
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.56%, 3/15/42(a)(b) 3,061,000 3,056,571
CME Term SOFR 1 Month + 2.85%,
7.16%, 3/15/42(a)(b) 5,357,000 5,355,282
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.59%, 4/15/46(b) 4,656,505 14,155
0.70%, 12/15/49(b) 3,446,402 18,201
J.P. Morgan Mortgage Trust
4.85%, 6/25/37(b) 42,151 33,067
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.93%, 6/15/39(a)(b) 4,000,000 4,008,206
CME Term SOFR 1 Month + 1.94%,
6.25%, 6/15/39(a)(b) 885,000 886,517
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 3,290,000 3,323,677
8.00%, 6/25/28(a)(c) 751,000 755,984
MF1X
CME Term SOFR 1 Month + 2.82%,
7.13%, 12/15/34(a)(b) 4,350,000 4,269,379
Natixis Commercial Mortgage Securities Trust
4.46%, 1/15/43(a)(b) 800,000 670,873
NJ
6.28%, 3/5/35(a)(b) 3,110,000 3,123,721
6.28%, 3/5/35(a)(b) 3,400,000 3,285,943
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 6,477,716 6,557,012
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 3/15/39(a)(b) 4,633,000 4,642,193

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (8.8%) (cont’d)
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
6.30%, 8/15/29(a)(b) $ 4,664,000 $ 4,696,554
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,567,275
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.80%, 12/15/39(a)(b) 3,847,000 3,851,527
CME Term SOFR 1 Month + 2.79%,
7.10%, 12/15/39(a)(b) 1,367,000 1,368,087
PRM5 Trust
5.81%, 3/10/33(a)(b) 1,150,000 1,146,107
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.70%, 5/15/39(a)(b) 1,193,000 1,192,991
SG Commercial Mortgage Securities Trust
3.85%, 3/15/37(a)(b) 1,900,000 1,563,100
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.26%, 10/15/41(a)(b) 3,475,000 3,479,308
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 428,524
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.90%, 6/15/39(a)(b) 3,350,000 3,334,284
TYSN Mortgage Trust
6.80%, 12/10/33(a)(b) 1,127,000 1,194,788
Vantage Data Centers Germany Borrower Lux SARL
4.29%, 6/28/50(a) 5,327,000 6,320,433
181,461,354
Corporate Bonds ( 28 .5% )
Aerospace & Defense (0.3%)
Boeing Co. (The)
5.81%, 5/1/50 2,646,000 2,539,957
5.93%, 5/1/60 2,947,000 2,803,896
5,343,853
Automobiles (0.3%)
Ford Motor Co.
3.25%, 2/12/32 6,501,000 5,483,402
Banks (7.5%)
AIB Group plc
5.32%, 5/15/31(a)(b) 8,116,000 8,261,091
Banco Santander SA
4.18%, 3/24/28(b) 2,386,000 2,372,810
5.54%, 3/14/30(b)(d) 2,875,000 2,965,367
Bank of America Corp.
5.16%, 1/24/31(b)(d) 3,028,000 3,104,319
5.51%, 1/24/36(b) 7,705,000 7,925,326
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 6,860,000 7,291,912
Barclays plc
8.00%, 3/15/29(b)(e) 2,848,000 2,994,464
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero
5.13%, 1/18/33(a)(b) 2,650,000 2,548,587
7.63%, 2/11/35(a)(b)(d) 1,757,000 1,808,480
Face
Amount Value
8.13%, 1/8/39(a)(b) $ 2,157,000 $ 2,231,026
BNP Paribas SA
5.13%, 1/13/29(a)(b) 3,620,000 3,675,572
5.91%, 11/19/35(a)(b) 3,261,000 3,290,937
7.75%, 8/16/29(a)(b)(e) 3,645,000 3,842,832
BPCE SA
5.88%, 1/14/31(a)(b)(d) 5,841,000 6,060,743
CaixaBank SA
6.84%, 9/13/34(a)(b) 9,071,000 9,968,249
First Horizon Corp.
5.51%, 3/7/31(b) 2,409,000 2,444,267
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) 8,794,000 10,212,140
JPMorgan Chase & Co.
5.10%, 4/22/31(b)(d) 6,281,000 6,438,391
5.14%, 1/24/31(b) 1,384,000 1,419,610
5.58%, 4/22/30(b) 9,517,000 9,883,865
5.77%, 4/22/35(b) 4,503,000 4,732,665
PNC Financial Services Group, Inc. (The)
5.58%, 1/29/36(b)(d) 2,080,000 2,144,625
6.88%, 10/20/34(b) 4,401,000 4,921,607
Santander UK Group Holdings plc
3.82%, 11/3/28(b) 1,045,000 1,024,366
Societe Generale SA
3.65%, 7/8/35(a)(b) 3,398,000 3,121,268
5.51%, 5/22/31(a)(b) 3,936,000 4,015,356
6.10%, 4/13/33(a)(b) 1,721,000 1,790,145
Swedbank AB
5.34%, 9/20/27(a)(d) 675,000 688,883
Synovus Bank
5.63%, 2/15/28 2,260,000 2,285,017
Synovus Financial Corp.
6.17%, 11/1/30(b)(d) 5,468,000 5,611,209
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 7,331,000 7,674,875
Truist Financial Corp.
5.87%, 6/8/34(b) 5,191,000 5,424,909
U.S. Bancorp
5.08%, 5/15/31(b) 2,441,000 2,490,540
5.84%, 6/12/34(b) 1,771,000 1,860,927
Wells Fargo & Co.
2.57%, 2/11/31(b) 1,308,000 1,198,587
5.24%, 1/24/31(b) 6,014,000 6,171,054
153,896,021
Biotechnology (0.3%)
Biogen, Inc.
6.45%, 5/15/55 5,852,000 6,030,491
Building Products (0.4%)
Masterbrand, Inc.
7.00%, 7/15/32(a) 4,182,000 4,276,396
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 4,330,000 4,455,331
8,731,727
Capital Markets (3.3%)
Antares Holdings LP
6.35%, 10/23/29(a)(d) 2,755,000 2,784,458

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (28.5%) (cont’d)
Apollo Debt Solutions BDC
6.70%, 7/29/31(d) $ 1,938,000 $ 2,014,540
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,489,000 1,532,485
6.65%, 3/15/31 1,340,000 1,378,881
Brookfield Asset Management Ltd.
5.80%, 4/24/35 6,301,000 6,468,177
Brookfield Finance, Inc.
6.30%, 1/15/55(b) 5,156,000 4,946,922
Charles Schwab Corp. (The)
6.14%, 8/24/34(b) 1,885,000 2,040,281
CI Financial Corp.
7.50%, 5/30/29(a) 9,131,000 9,638,711
Citadel LP
6.38%, 1/23/32(a) 8,051,000 8,411,516
Citadel Securities Global Holdings LLC
6.20%, 6/18/35(a) 1,425,000 1,462,709
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 24,000 24,202
HAT Holdings I LLC
3.75%, 9/15/30(a) 1,723,000 1,582,268
Jefferies Financial Group, Inc.
6.20%, 4/14/34 7,341,000 7,682,528
LPL Holdings, Inc.
4.00%, 3/15/29(a) 1,983,000 1,926,844
5.75%, 6/15/35 5,289,000 5,353,109
Marex Group plc
6.40%, 11/4/29(d) 6,744,000 6,944,685
Nuveen LLC
5.85%, 4/15/34(a) 3,347,000 3,485,314
67,677,630
Chemicals (0.2%)
Celanese US Holdings LLC
1.40%, 8/5/26 717,000 691,627
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 3,804,000 4,010,481
4,702,108
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 4,386,600 3,656,346
Consumer Finance (1.6%)
Aircastle Ltd.
5.75%, 10/1/31(a) 3,304,000 3,399,616
Ally Financial, Inc.
4.70%, 5/15/26(b)(e) 2,934,000 2,841,984
6.85%, 1/3/30(b) 7,985,000 8,433,785
8.00%, 11/1/31 2,307,000 2,608,937
Ford Motor Credit Co. LLC
4.00%, 11/13/30(d) 1,426,000 1,302,348
5.30%, 9/6/29 1,106,000 1,086,477
7.12%, 11/7/33 2,173,000 2,256,263
7.35%, 3/6/30 3,808,000 4,021,472
General Motors Financial Co., Inc.
5.95%, 4/4/34 7,009,000 7,112,373
33,063,255
Face
Amount Value
Diversified Consumer Services (0.0%)(f)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) $ 250,000 $ 262,957
Diversified REITs (0.4%)
VICI Properties LP
5.13%, 11/15/31 7,814,000 7,829,172
Diversified Telecommunication Services (0.3%)
Bell Canada
6.88%, 9/15/55(b) 4,008,000 4,118,275
Virgin Media Secured Finance plc
5.50%, 5/15/29(a) 2,276,000 2,240,056
6,358,331
Electric Utilities (0.5%)
California Buyer Ltd.
6.38%, 2/15/32(a) 250,000 250,630
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 5,538,000 5,643,825
XPLR Infrastructure Operating Partners LP
8.63%, 3/15/33(a)(d) 3,246,000 3,481,488
9,375,943
Entertainment (0.4%)
Playtika Holding Corp.
4.25%, 3/15/29(a) 4,147,000 3,767,239
Warnermedia Holdings, Inc.
4.28%, 3/15/32 5,284,000 4,471,585
8,238,824
Financial Services (1.6%)
Enact Holdings, Inc.
6.25%, 5/28/29 7,364,000 7,645,177
Essent Group Ltd.
6.25%, 7/1/29 6,439,000 6,672,444
Global Payments, Inc.
5.95%, 8/15/52 440,000 423,411
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34 11,463,000 11,470,620
MGIC Investment Corp.
5.25%, 8/15/28 346,000 346,013
Rocket Cos., Inc.
6.38%, 8/1/33(a) 250,000 256,113
Rocket Mortgage LLC
3.63%, 3/1/29(a) 1,231,000 1,170,693
3.88%, 3/1/31(a) 5,695,000 5,283,729
33,268,200
Food Products (0.1%)
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 1,983,000 1,997,008
Gas Utilities (0.2%)
Ferrellgas LP
5.88%, 4/1/29(a) 5,042,000 4,668,889
Ground Transportation (0.0%)(f)
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 250,000 243,730

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (28.5%) (cont’d)
Health Care Equipment & Supplies (0.1%)
Medline Borrower LP
3.88%, 4/1/29(a) $ 2,594,000 $ 2,490,074
Health Care Providers & Services (1.0%)
Centene Corp.
2.50%, 3/1/31 5,900,000 5,083,746
3.38%, 2/15/30(d) 5,017,000 4,624,487
HCA, Inc.
5.95%, 9/15/54(d) 1,981,000 1,926,700
6.20%, 3/1/55 4,637,000 4,673,834
LifePoint Health, Inc.
9.88%, 8/15/30(a) 4,595,000 4,976,187
21,284,954
Health Care REITs (0.3%)
Healthpeak OP LLC
5.38%, 2/15/35 5,054,000 5,103,372
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.00%, 6/14/30 7,582,000 7,824,790
Insurance (2.3%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 4,317,000 4,468,807
American International Group, Inc.
4.85%, 5/7/30 2,111,000 2,145,645
5.45%, 5/7/35 2,370,000 2,431,593
American National Group, Inc.
5.75%, 10/1/29 2,299,000 2,355,392
6.00%, 7/15/35 1,536,000 1,545,766
6.14%, 6/13/32(a)(d) 3,044,000 3,124,926
Athene Holding Ltd.
6.63%, 5/19/55 6,488,000 6,691,261
Belrose Funding Trust II
6.79%, 5/15/55(a) 5,485,000 5,611,498
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 754,000 670,192
4.70%, 10/15/51(a)(b) 2,710,000 2,661,086
6.75%, 3/15/54(a) 5,525,000 5,666,423
7.95%, 10/15/54(a)(b) 3,535,000 3,689,048
Intact Financial Corp.
5.46%, 9/22/32(a) 2,328,000 2,385,003
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 4,805,000 4,680,614
48,127,254
IT Services (0.6%)
Arches Buyer, Inc.
4.25%, 6/1/28(a)(d) 4,237,000 4,058,159
Kyndryl Holdings, Inc.
6.35%, 2/20/34(d) 6,785,000 7,252,066
11,310,225
Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)(d) 1,360,000 1,232,739
Face
Amount Value
Machinery (0.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) $ 3,071,000 $ 3,259,514
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 250,000 263,958
3,523,472
Media (1.1%)
Charter Communications Operating LLC
4.80%, 3/1/50 12,778,000 10,230,958
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 4,373,000 4,517,982
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 4,278,000 4,306,723
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/28(a)(d) 2,641,000 2,587,257
21,642,920
Metals & Mining (0.1%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 229,000 231,055
First Quantum Minerals Ltd.
8.00%, 3/1/33(a) 250,000 256,735
Nexa Resources SA
6.75%, 4/9/34(a) 2,387,000 2,494,811
2,982,601
Office REITs (0.2%)
COPT Defense Properties LP
2.75%, 4/15/31(d) 2,555,000 2,261,290
2.90%, 12/1/33 2,919,000 2,400,582
4,661,872
Oil, Gas & Consumable Fuels (1.0%)
Continental Resources, Inc.
2.88%, 4/1/32(a)(d) 900,000 757,076
Occidental Petroleum Corp.
5.38%, 1/1/32 1,164,000 1,155,277
Petrobras Global Finance BV
6.50%, 7/3/33 1,557,000 1,597,676
Raizen Fuels Finance SA
5.70%, 1/17/35(a)(d) 3,264,000 3,058,368
6.45%, 3/5/34(a)(d) 2,136,000 2,139,435
6.95%, 3/5/54(a) 1,581,000 1,467,924
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 2,743,000 2,627,894
5.00%, 1/31/28(a) 1,560,000 1,545,172
Var Energi ASA
5.88%, 5/22/30(a) 5,983,000 6,133,557
20,482,379
Passenger Airlines (0.7%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) 6,217,000 6,155,771
5.31%, 10/20/31(a) 960,000 945,052
American Airlines, Inc.
5.50%, 4/20/26(a) 1,469,333 1,466,880

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (28.5%) (cont’d)
Delta Air Lines, Inc.
4.75%, 10/20/28(a) $ 6,735,400 $ 6,754,187
15,321,890
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
4.25%, 10/26/49 5,343,000 4,335,286
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 250,000 180,066
4,515,352
Semiconductors & Semiconductor Equipment (0.9%)
Foundry JV Holdco LLC
6.10%, 1/25/36(a) 12,476,000 12,922,633
Intel Corp.
4.75%, 3/25/50(d) 1,918,000 1,566,198
4.90%, 8/5/52(d) 3,883,800 3,214,415
17,703,246
Software (0.4%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 4,584,000 4,629,648
McAfee Corp.
7.38%, 2/15/30(a) 3,921,000 3,706,771
Oracle Corp.
3.60%, 4/1/50 297,000 207,897
8,544,316
Specialized REITs (0.4%)
EPR Properties
3.60%, 11/15/31 4,008,000 3,643,049
3.75%, 8/15/29(d) 2,601,000 2,477,690
4.95%, 4/15/28(d) 1,971,000 1,967,932
Extra Space Storage LP
2.55%, 6/1/31(d) 185,000 163,666
8,252,337
Specialty Retail (0.2%)
PetSmart, Inc.
4.75%, 2/15/28(a) 4,141,000 4,041,675
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 3,117,500 3,516,771
Trading Companies & Distributors (0.0%)(f)
Air Lease Corp.
3.38%, 7/1/25 267,000 267,000
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 4,100,000 3,901,176
Wireless Telecommunication Services (0.3%)
Zegona Finance plc
8.63%, 7/15/29(a) 5,940,000 6,352,800
583,911,102
Sovereign ( 0 .5% )
Petroleos Mexicanos
6.84%, 1/23/30 7,049,000 6,814,406
Face
Amount Value
Sovereign (0.5%) (continued)
Romanian Government Bond
6.38%, 9/18/33(a) $ 3,200,000 $ 3,894,027
10,708,433
Supranational ( 0 .1% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,133,513
U.S. Government and Agency Securities ( 31 .7% )
U.S. Treasury Bonds
1.25%, 5/15/50 1,729,000 831,271
1.88%, 11/15/51 5,226,000 2,909,412
2.25%, 8/15/46 679,000 445,037
2.50%, 5/15/46 14,422,000 9,965,827
4.75%, 5/15/55 57,792,000 57,475,950
5.00%, 5/15/45 72,546,000 74,535,348
U.S. Treasury Notes
0.50%, 4/30/27 5,658,000 5,335,980
0.63%, 3/31/27 10,236,000 9,697,810
0.63%, 5/15/30 3,611,000 3,107,576
0.63%, 8/15/30 8,455,000 7,212,677
0.88%, 11/15/30 15,577,000 13,365,188
1.50%, 2/15/30 22,923,000 20,748,001
1.63%, 8/15/29 5,363,000 4,939,826
1.75%, 11/15/29 18,746,000 17,266,823
3.88%, 9/30/29 179,201,000 180,069,005
3.88%, 4/30/30(d) 50,728,000 50,938,045
4.00%, 2/29/28 18,392,000 18,534,251
4.25%, 11/15/34 7,062,000 7,087,379
4.25%, 5/15/35 77,879,000 78,006,770
4.50%, 11/15/25(d) 1,533,000 1,533,905
4.88%, 11/30/25 15,961,000 15,996,306
4.88%, 5/31/26 70,370,000 70,879,337
650,881,724
Total Fixed Income Securities
(Cost $2,245,517,591)
2,269,568,459
–
Shares
Investment Companies ( 0 .7% )
Eaton Vance High Yield ETF(d)(g) 9,300 494,106
Eaton Vance Short Duration Income
ETF(g) 235,000 12,015,550
Eaton Vance Ultra-Short Income
ETF(g) 27,000 1,371,870
Total Investment Companies
(Cost $13,784,891)
13,881,526
Short-Term Investments ( 15 .9% )
Investment Company ( 14 .8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(h)
(Cost $303,132,240)
303,132,240 303,132,240

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(h)
(Cost $12,482,600)
12,482,600 $ 12,482,600
Face
Amount
U.S. Government and Agency Security ( 0 .5% )
U.S. Treasury Bill
4.22%, 8/5/25
(Cost $9,276,199)
$ 9,315,000 9,276,511
Total Short-Term Investments
(Cost $324,891,039)
324,891,351
Total Investments ( 127 .2% )
( Cost $ 2,584,193,521 ) including
$ 41,830,212 of Securities Loaned (i) 2,608,341,336
Liabilities in Excess of Other Assets (-27.2%)
(557,284,136)
Net Assets (100.0%) $2,051,057,200
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 41,830,212 and $ 43,102,249 , respectively. The Fund received cash collateral of $ 12,482,600 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 30,619,649 was received in the form of
U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.
(f) Amount is less than 0.05%.
(g) For the period ended June 30, 2025, the cost of purchases of Eaton
Vance High Yield ETF, Eaton Vance Short Duration Income ETF
and Eaton Vance Ultra-Short Income ETF, which may be deemed
affiliates of the Adviser under the Investment Company Act of 1940, were $498,666, $11,919,925, and $203,160, respectively. For
the period ended June 30, 2025, management fees related Fund's investments in Eaton Vance High Yield ETF, Eaton Vance Short
Duration Income ETF and Eaton Vance Ultra-Short Income ETF were reduced by $1,299, $10,592 and $1,719, respectively.
(h) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $195,721 relating to the Fund’s
investment in the Liquidity Fund.
(i) At June 30, 2025, the aggregate cost for
federal
income tax
purposes is $2,584,193,521. The aggregate gross unrealized
appreciation is $33,163,652 and the aggregate gross unrealized depreciation is $9,015,837, resulting in net unrealized appreciation of $24,147,815.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 779 Sep-25 $ 155,800,000 $ 162,050,258 $ 654,083
U.S. Treasury 5 Year Notes 1,056 Sep-25 105,600,000 115,104,000 1,463,676
U.S. Treasury 10 Year Notes 268 Sep-25 26,800,000 30,049,500 520,265
U.S. Treasury Long Bonds 50 Sep-25 5,000,000 5,773,438 222,724
U.S. Treasury Ultra Bonds 256 Sep-25 25,600,000 30,496,000 1,154,605
Short:
U.S. Treasury 10 Year Ultra Bonds 49 Sep-25 (4,900,000) (5,599,016) (55,391)
$ 3,959,962
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2025:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Bank of America N.A. AUD 3,127,000 $ 2,033,469 9/25/25 $ 28,267
Bank of America N.A. HUF 712,700,000 $ 2,048,440 9/25/25 42,732
Bank of America N.A. EUR 1,648,000 $ 1,921,265 9/25/25 31,140
Bank of America N.A. JPY 292,420,000 $ 2,036,045 9/25/25 14,415
Bank of America N.A. MXN 97,976,000 $ 5,095,151 9/25/25 78,407
BNP Paribas SA KRW 2,750,340,000 $ 2,030,491 9/25/25 18,447
BNP Paribas SA BRL 28,535,000 $ 5,069,644 9/25/25 69,535
BNP Paribas SA EGP 263,359,416 $ 5,158,852 9/25/25 150,813
Royal Bank of Canada $ 8,780,699 EUR 10,180,167 9/25/25 (222,428)
$ 211,328

Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 25 .4%
Corporate Bonds 22 .5
Collateralized Mortgage Obligations — Agency
Collateral Series 22 .0
Short-Term Investments 11 .7
Asset-Backed Securities 10 .4
Commercial Mortgage-Backed Securities 7 .0
Other** 1 .0
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 349,072,212 and net unrealized appreciation of $ 3,959,962 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 211,328 .

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Face
Amount Value
Fixed Income Securities (95.8%)
Asset-Backed Securities ( 18 .4% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 87,157 $ 87,724
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 187,247 187,763
2025-1A
5.38%, 6/20/29(a) 392,417 392,825
2025-2A
5.55%, 6/20/28(a) 834,901 836,129
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 744,341 745,574
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 246,288 249,989
2024-A
6.02%, 5/17/32(a) 153,930 155,950
2024-B
5.12%, 9/15/32(a) 186,014 187,332
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 167,274 168,964
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 45,033 45,483
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 481,185 483,722
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 2,604 2,606
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 136,706 137,190
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 79,151 79,308
BRAVO Residential Funding Trust,
2021-HE1
SOFR30A + 1.50%,
5.81%, 1/25/70(a)(b) 2,427,000 2,430,379
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 621,299 608,614
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 1,060,000 1,063,430
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 201,287 204,032
2024-1A
SOFR30A + 0.77%,
5.07%, 5/15/36(a)(b) 106,998 106,943
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 115,294 115,451
Face
Amount Value
Crossroads Asset Trust,
2025-A
4.91%, 2/20/32(a) $ 2,150,000 $ 2,156,845
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 208,688 206,699
2019-1A
4.02%, 5/20/49(a) 315,738 313,139
2021-1A
2.05%, 11/20/51(a) 588,650 567,137
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 109,035 109,296
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 12,826 12,836
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 1,609,213 1,607,797
2018-1A
4.12%, 7/25/48(a) 165,813 165,314
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 497,626 495,946
2019-2A
3.98%, 10/20/49(a) 437,985 431,590
2020-1A
3.79%, 7/20/50(a) 330,864 323,321
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 75,531 75,777
2024-2
5.74%, 12/20/26(a) 102,585 103,058
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 87,682 88,949
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 40,838 41,083
GM Financial Consumer Automobile Receivables Trust,
2024-1
5.12%, 2/16/27 5,476 5,480
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 25,958 25,969
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
6.05%, 11/25/53(a)(b) 70,454 70,822
2023-HE2
SOFR30A + 1.70%,
6.00%, 3/20/54(a)(b) 465,826 468,071
2023-HE3
SOFR30A + 1.60%,
5.90%, 5/20/54(a)(b) 37,712 37,923
2024-HE2
SOFR30A + 1.20%,
5.50%, 10/20/54(a)(b) 121,855 121,827

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (18.4%) (cont’d)
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) $ 172,659 $ 175,581
2023-3A
7.50%, 12/15/28(a) 1,156,943 1,182,003
2024-1A
6.19%, 8/15/29(a) 332,811 335,617
2024-3A
4.97%, 10/15/29(a) 85,063 85,177
2025-1A
5.10%, 10/15/30(a) 180,000 180,660
2025-2A
5.18%, 5/15/30(a) 650,000 651,851
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 148,350
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 1,420,000 1,421,387
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 202,340 204,216
2024-3A
4.94%, 5/20/30(a) 166,492 167,033
2024-RVM1
5.01%, 1/22/46(a) 123,355 124,652
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 295,000 275,976
2022-2A
5.24%, 10/14/34(a) 840,000 843,422
2022-S1
4.13%, 5/14/35(a) 3,437,126 3,425,235
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 208,871 208,958
2024-3
5.48%, 8/15/29(a) 150,000 150,209
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 488,177 476,794
2024-1A
6.55%, 4/8/31(a) 155,964 156,263
2025-A
5.01%, 2/8/33(a) 600,000 599,819
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 105,486 105,827
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 184,133 183,980
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 100,652 100,668
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 599,949 601,777
Face
Amount Value
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) $ 235,339 $ 237,241
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.68%, 7/25/51(a)(b) 784,532 784,553
Prosper Marketplace Issuance Trust,
2023-1A
7.48%, 7/16/29(a) 68,647 68,761
2024-1A
6.12%, 8/15/29(a) 19,544 19,573
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 96,636 96,889
2025-1A
4.96%, 8/16/32(a) 530,783 530,913
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 906,962 905,673
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 447,930 440,864
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 4,456 4,458
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 693,600 695,103
2025-2
4.82%, 6/25/34(a) 745,000 746,395
Stack Infrastructure Issuer LLC,
2021-1A
1.88%, 3/26/46(a) 1,325,000 1,294,241
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.76%, 2/17/42(a)(b) 425,000 425,760
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 150,000 150,072
2021-1A
1.95%, 8/25/51(a) 594,413 567,065
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 90,000 91,179
2022-3A
7.60%, 4/15/29(a) 69,278 69,434
2022-3A
8.95%, 4/15/29(a) 246,000 251,339
2023-1A
7.58%, 4/15/29(a) 1,022,815 1,026,435
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.66%, 3/17/42(a)(b) 350,000 350,672

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (18.4%) (cont’d)
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.91%, 3/17/42(a)(b) $ 280,000 $ 280,101
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 860,000 853,354
Verdant Receivables LLC,
2025-1A
4.85%, 3/13/28(a) 1,055,000 1,058,455
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 513,234 506,619
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 100,000 100,112
39,079,003
Commercial Mortgage-Backed Securities ( 8 .1% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.31%, 5/15/39(a)(b) 200,000 200,313
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.13%, 9/15/36(a)(b) 193,766 193,447
CME Term SOFR 1 Month + 2.11%,
6.43%, 6/15/27(a)(b) 415,000 418,135
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.31%, 12/25/41(a)(b) 176,408 176,903
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.51%, 7/15/38(a)(b) 278,762 279,007
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(b) 161,253 161,418
CME Term SOFR 1 Month + 1.81%,
6.13%, 7/15/38(a)(b) 85,773 85,935
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
5.56%, 3/25/44(a)(b) 179,613 180,718
SOFR30A + 1.35%,
5.66%, 2/25/44(a)(b) 299,423 301,020
FHLMC, REMIC
SOFR30A + 1.00%,
5.31%, 3/25/55(b) 1,600,159 1,597,909
SOFR30A + 1.00%,
5.31%, 3/25/55(b) 796,054 794,730
SOFR30A + 1.10%,
5.41%, 5/25/54(b) 173,275 173,692
SOFR30A + 1.10%,
5.41%, 9/25/54(b) 1,009,162 1,009,478
SOFR30A + 1.15%,
5.46%, 7/25/55(b) 1,530,000 1,531,975
SOFR30A + 1.20%,
5.51%, 8/25/54(b) 282,137 283,213
SOFR30A + 1.25%,
5.56%, 3/25/54(b) 456,627 457,409
SOFR30A + 1.25%,
5.56%, 3/25/54(b) 83,478 83,917
Face
Amount Value
SOFR30A + 1.43%,
5.74%, 12/25/54(b) $ 368,012 $ 368,272
FNMA, REMIC
SOFR30A + 0.95%,
5.26%, 1/25/54(b) 302,545 303,578
SOFR30A + 1.30%,
5.61%, 10/25/53(b) 420,975 422,302
GNMA
SOFR30A + 0.90%,
5.20%, 7/20/53(b) 1,230,258 1,228,301
SOFR30A + 0.95%,
5.25%, 3/20/54(b) 385,186 385,643
SOFR30A + 1.05%,
5.35%, 12/20/54(b) 1,233,024 1,233,497
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.95%, 6/15/41(a)(b) 140,000 140,290
Home RE Ltd.
SOFR30A + 4.15%,
8.46%, 1/25/34(a)(b) 555,000 569,477
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
6.06%, 3/15/42(a)(b) 840,000 837,892
Marlette Funding Trust
6.50%, 4/15/33(a) 735,476 736,534
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.23%, 4/15/38(a)(b) 27,763 27,775
Oceanview Mortgage Trust
SOFR30A + 0.95%,
5.26%, 5/25/55(a)(b) 2,085,000 2,090,213
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.80%, 12/15/39(a)(b) 175,000 175,206
Radnor Re Ltd.
SOFR30A + 2.70%,
7.01%, 7/25/33(a)(b) 526,487 530,175
Reach Abs Trust
6.30%, 2/18/31(a) 60,508 60,655
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.90%, 6/15/39(a)(b) 140,000 139,343
17,178,372
Corporate Bonds ( 56 .5% )
Aerospace & Defense (0.2%)
Hexcel Corp.
4.20%, 2/15/27(c) 475,000 470,672
Automobiles (1.0%)
Hyundai Capital America
4.88%, 6/23/27(a) 1,048,000 1,054,493
5.45%, 6/24/26(a) 165,000 166,364
6.25%, 11/3/25(a) 844,000 847,441
2,068,298
Banks (23.0%)
ABN AMRO Bank NV
4.75%, 7/28/25(a) 827,000 827,171

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (56.5%) (cont’d)
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) $ 1,055,000 $ 1,057,221
Bank of America Corp.
4.83%, 7/22/26(b) 3,497,000 3,497,037
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 2,030,000 2,036,669
Bank of Nova Scotia (The)
4.50%, 12/16/25 700,000 699,595
Barclays plc
5.20%, 5/12/26 825,000 828,899
7.33%, 11/2/26(b) 1,525,000 1,537,769
BPCE SA
1.00%, 1/20/26(a) 500,000 490,485
5.98%, 1/18/27(a)(b) 575,000 578,972
CaixaBank SA
6.68%, 9/13/27(a)(b)(d) 1,990,000 2,038,448
Citigroup, Inc.
5.50%, 9/13/25 149,000 149,187
5.61%, 9/29/26(b)(d) 2,550,000 2,555,848
Fifth Third Bank NA
3.85%, 3/15/26 480,000 477,046
HSBC Holdings plc
4.29%, 9/12/26(b) 1,439,000 1,437,626
ING Groep NV
1.40%, 7/1/26(a)(b) 1,005,000 1,005,000
Intesa Sanpaolo SpA
5.71%, 1/15/26(a)(d) 1,675,000 1,678,905
7.00%, 11/21/25(a) 478,000 481,807
JPMorgan Chase & Co.
1.04%, 2/4/27(b) 1,650,000 1,616,188
1.05%, 11/19/26(b) 2,293,000 2,262,227
National Bank of Canada
4.70%, 3/5/27(b) 1,542,000 1,542,492
NatWest Group plc
4.80%, 4/5/26 90,000 90,221
PNC Bank NA
4.54%, 5/13/27(b) 1,113,000 1,113,711
4.78%, 1/15/27(b) 1,060,000 1,061,839
Royal Bank of Canada
4.65%, 1/27/26 1,705,000 1,704,693
Santander UK Group Holdings plc
1.53%, 8/21/26(b) 1,600,000 1,592,665
6.83%, 11/21/26(b) 1,410,000 1,421,648
Societe Generale SA
1.49%, 12/14/26(a)(b) 1,025,000 1,010,176
5.25%, 2/19/27(a) 571,000 576,927
5.52%, 1/19/28(a)(b) 500,000 506,340
Swedbank AB
6.14%, 9/12/26(a) 700,000 715,204
Synovus Financial Corp.
5.20%, 8/11/25 1,847,500 1,846,850
Toronto-Dominion Bank (The)
1.20%, 6/3/26(d) 480,000 466,556
Truist Financial Corp.
4.26%, 7/28/26(b) 2,713,000 2,711,951
5.90%, 10/28/26(b) 1,039,000 1,043,347
Face
Amount Value
U.S. Bancorp
3.10%, 4/27/26 $ 480,000 $ 475,246
UniCredit SpA
2.57%, 9/22/26(a)(b) 962,000 957,081
US Bank NA
4.73%, 5/15/28(b) 570,000 573,054
Wachovia Corp.
6.61%, 10/1/25 1,055,000 1,059,134
Wells Fargo & Co.
3.20%, 6/17/27(b) 2,080,000 2,055,507
4.54%, 8/15/26(b) 950,000 949,820
48,730,562
Capital Markets (6.5%)
Affiliated Managers Group, Inc.
3.50%, 8/1/25 700,000 698,928
Bank of New York Mellon (The)
4.59%, 4/20/27(b) 535,000 536,316
Citadel Finance LLC
3.38%, 3/9/26(a) 1,390,000 1,372,472
Citadel LP
4.88%, 1/15/27(a) 788,000 786,279
Deutsche Bank AG
6.12%, 7/14/26(b)(d) 1,990,000 1,990,854
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 555,000 559,676
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(b) 3,090,000 3,094,370
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,290,000 1,263,467
8.00%, 6/15/27(a) 395,000 412,016
Macquarie Group Ltd.
5.11%, 8/9/26(a)(b) 275,000 275,105
Marex Group plc
5.83%, 5/8/28 745,000 754,791
UBS Group AG
4.70%, 8/5/27(a)(b) 1,600,000 1,603,506
5.71%, 1/12/27(a)(b) 372,000 374,270
13,722,050
Chemicals (0.4%)
Celanese US Holdings LLC
1.40%, 8/5/26(d) 500,000 482,306
6.42%, 7/15/27(c) 430,000 445,587
927,893
Commercial Services & Supplies (0.4%)
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 750,000 747,834
Consumer Finance (3.0%)
Ally Financial, Inc.
5.75%, 11/20/25 850,000 852,004
Capital One Financial Corp.
4.99%, 7/24/26(b) 465,000 464,986
Ford Motor Credit Co. LLC
3.38%, 11/13/25 1,850,000 1,837,855
4.39%, 1/8/26 830,000 826,403
6.95%, 3/6/26 1,505,000 1,519,728

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (56.5%) (cont’d)
General Motors Financial Co., Inc.
1.50%, 6/10/26 $ 480,000 $ 466,071
Synchrony Financial
4.50%, 7/23/25 450,000 449,703
6,416,750
Containers & Packaging (1.3%)
Berry Global, Inc.
1.57%, 1/15/26 619,000 608,013
4.88%, 7/15/26(a) 776,000 775,666
Canpack SA
3.13%, 11/1/25(a) 775,000 768,637
Silgan Holdings, Inc.
1.40%, 4/1/26(a) 558,000 543,047
2,695,363
Diversified REITs (0.5%)
GLP Capital LP
5.38%, 4/15/26 1,075,000 1,075,906
Electric Utilities (3.1%)
Duke Energy Progress LLC
3.25%, 8/15/25 124,000 123,800
Enel Finance International NV
7.05%, 10/14/25(a)(c) 1,975,000 1,986,751
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,305,000 1,306,969
NRG Energy, Inc.
2.00%, 12/2/25(a) 1,625,000 1,601,527
Pacific Gas and Electric Co.
3.45%, 7/1/25 575,000 575,000
Vistra Operations Co. LLC
5.05%, 12/30/26(a) 1,032,097 1,037,788
6,631,835
Electronic Equipment, Instruments & Components (0.5%)
Vontier Corp.
1.80%, 4/1/26 1,068,000 1,045,115
Entertainment (0.0%)(e)
Warnermedia Holdings, Inc.
3.76%, 3/15/27 - 3/15/27 79,000 77,130
Financial Services (2.2%)
Global Payments, Inc.
4.80%, 4/1/26 1,080,000 1,079,626
Radian Group, Inc.
4.88%, 3/15/27 1,300,000 1,301,670
Rocket Mortgage LLC
2.88%, 10/15/26(a) 1,097,420 1,071,015
Synchrony Bank
5.40%, 8/22/25 1,103,000 1,102,812
Western Union Co. (The)
1.35%, 3/15/26 229,500 224,169
4,779,292
Food Products (0.7%)
JDE Peet's NV
1.38%, 1/15/27(a) 220,000 209,399
Face
Amount Value
Smithfield Foods, Inc.
4.25%, 2/1/27(a) $ 1,214,000 $ 1,202,763
1,412,162
Ground Transportation (0.2%)
Penske Truck Leasing Co. LP
4.45%, 1/29/26(a) 515,000 513,652
Health Care Providers & Services (1.5%)
Centene Corp.
4.25%, 12/15/27 1,823,000 1,796,516
CVS Health Corp.
3.88%, 7/20/25 860,000 859,354
HCA, Inc.
5.00%, 3/1/28(d) 491,000 498,441
3,154,311
Hotels, Restaurants & Leisure (1.0%)
Las Vegas Sands Corp.
3.50%, 8/18/26 2,102,000 2,074,870
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
1.38%, 1/15/26 918,000 900,649
Insurance (1.7%)
American National Group, Inc.
5.00%, 6/15/27 1,645,000 1,652,306
Athene Global Funding
4.86%, 8/27/26(a) 679,000 682,065
GA Global Funding Trust
1.63%, 1/15/26(a) 948,000 932,056
2.25%, 1/6/27(a) 390,000 376,685
3,643,112
IT Services (0.5%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 1,110,000 1,076,018
Media (1.5%)
Charter Communications Operating LLC
4.91%, 7/23/25 3,123,000 3,122,822
Multi-Utilities (0.8%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,642,000 1,651,116
Office REITs (0.4%)
COPT Defense Properties LP
2.25%, 3/15/26 830,000 814,391
Passenger Airlines (2.5%)
American Airlines, Inc.
5.50%, 4/20/26(a) 726,711 725,498
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 120,428 120,764
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 2,433,130 2,427,572
Mileage Plus Holdings LLC
6.50%, 6/20/27(a) 694,000 695,344
United Airlines, Inc.
4.38%, 4/15/26(a) 1,368,000 1,359,811
5,328,989

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (56.5%) (cont’d)
Pharmaceuticals (1.0%)
Royalty Pharma plc
1.20%, 9/2/25 $ 510,000 $ 506,650
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 1,610,000 1,595,188
2,101,838
Professional Services (0.6%)
Concentrix Corp.
6.65%, 8/2/26 1,173,000 1,194,681
Specialized REITs (0.3%)
EPR Properties
4.75%, 12/15/26 735,000 734,199
Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.90%, 10/1/26 250,000 251,185
Trading Companies & Distributors (0.9%)
Air Lease Corp.
3.38%, 7/1/25 868,000 868,000
Aircastle Ltd.
5.25%, 8/11/25(a) 1,139,000 1,138,947
2,006,947
Wireless Telecommunication Services (0.3%)
Sprint LLC
7.63%, 3/1/26 480,000 484,644
T-Mobile USA, Inc.
2.63%, 4/15/26 83,000 81,767
566,411
119,936,053
Sovereign ( 0 .3% )
Petroleos Mexicanos
6.88%, 8/4/26(d) 546,000 546,465
U.S. Government and Agency Securities ( 12 .5% )
U.S. Treasury Notes
1.88%, 6/30/26 11,771,700 11,528,881
4.88%, 5/31/26 14,950,000 15,058,208
26,587,089
Total Fixed Income Securities
(Cost $202,860,979)
203,326,982
–
Shares
Investment Company ( 0 .3% )
Eaton Vance Floating-Rate ETF(d)(f)
(Cost $750,300)
15,000 747,900
Short-Term Investments ( 6 .8% )
Investment Company ( 1 .6% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $3,362,162)
3,362,162 3,362,162
Shares Value
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.25%(g)
(Cost $1,912,025)
1,912,025 $ 1,912,025
Face
Amount
Commercial Paper ( 4 .3% )
Brookfield Infrastructure Holdings
Canada, Inc.
4.81%, 7/8/25 $ 1,090,000 1,088,855
4.94%, 10/7/25 2,160,000 2,131,622
Crown Castle International Corp.
4.71%, 8/5/25 1,100,000 1,094,475
CVS Health Corp.
5.07%, 7/23/25 910,000 907,091
HCA, Inc.
4.63%, 7/18/25(a) 1,600,000 1,596,094
Jabil, Inc.
4.86%, 7/2/25(a) 2,220,000 2,219,370
Total Commercial Paper
(Cost $9,037,728)
9,037,507
Total Short-Term Investments
(Cost $14,311,915)
14,311,694
Total Investments ( 102 .9% )
( Cost $ 217,923,194 ) including
$ 4,298,227 of Securities Loaned (h) 218,386,576
Liabilities in Excess of Other Assets (-2.9%)
(6,170,370)
Net Assets (100.0%) $212,216,206
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of June
30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 4,298,227 and $ 4,504,858 , respectively. The Fund received cash collateral of $ 1,912,025 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 2,592,833 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Amount is less than 0.05%.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
(f) For the period ended June 30, 2025, the cost of purchases of
Eaton Vance Floating-Rate ETF, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$1,457,740 and proceeds from sales were $698,600 including
net realized loss of $8,840. For the period ended June 30, 2025, management fees related Fund's investment in Eaton Vance Floating-
Rate ETF was reduced by $568.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $5,139 relating to the Fund’s investment in the Liquidity Fund.
(h) At June 30, 2025, the aggregate cost for federal income tax purposes is $217,923,194. The aggregate gross unrealized appreciation is $499,156 and the aggregate gross unrealized depreciation is
$35,774, resulting in net unrealized appreciation of $463,382.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at June 30, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Depreciation
Short:
U.S. Treasury 2 Year Notes 6 Sep-25 $ (1,200,000) $ (1,248,141) $ (4,922)
U.S. Treasury 5 Year Notes 4 Sep-25 (400,000) (436,000) (5,500)
$ (10,422)

Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 55 .4%
Asset-Backed Securities 18 .0
U.S. Government and Agency Securities 12 .3
Commercial Mortgage-Backed Securities 7 .9
Short-Term Investments 5 .7
Other** 0 .7
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 1,684,141 and total unrealized depreciation of $ 10,422 .

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (96.4%)
Aerospace & Defense ( 2 .1% )
General Electric Co. 646 $ 166,274
HEICO Corp. 136 44,608
HEICO Corp., Class  A 150 38,812
Lockheed Martin Corp. 206 95,407
RTX Corp. 850 124,117
469,218
Air Freight & Logistics ( 0 .1% )
Expeditors International of Washington, Inc. 238 27,191
Automobiles ( 1 .9% )
Ford Motor Co. 6,484 70,351
Tesla, Inc. (a) 1,081 343,391
413,742
Banks ( 3 .7% )
Bank of America Corp. 3,942 186,535
Citizens Financial Group, Inc. 748 33,473
Huntington Bancshares, Inc. 2,922 48,973
JPMorgan Chase & Co. 1,347 390,509
Wells Fargo & Co. 1,955 156,635
816,125
Beverages ( 1 .2% )
Coca-Cola Co. (The) 2,125 150,344
PepsiCo, Inc. 864 114,082
264,426
Biotechnology ( 1 .4% )
AbbVie, Inc. 884 164,088
Alnylam Pharmaceuticals, Inc. (a) 102 33,261
BioMarin Pharmaceutical, Inc. (a) 181 9,950
Natera, Inc. (a) 122 20,611
Vertex Pharmaceuticals, Inc. (a) 186 82,807
310,717
Broadline Retail ( 4 .4% )
Amazon.com, Inc. (a) 3,982 873,611
Coupang, Inc. (a) 825 24,717
MercadoLibre, Inc. (a) 30 78,409
976,737
Building Products ( 0 .3% )
Builders FirstSource, Inc. (a) 74 8,635
Carlisle Cos., Inc. 26 9,708
Lennox International, Inc. 83 47,579
65,922
Capital Markets ( 3 .2% )
Ares Management Corp., Class  A 427 73,956
Bank of New York Mellon Corp. (The) 889 80,997
Charles Schwab Corp. (The) 1,234 112,590
Interactive Brokers Group, Inc., Class  A 852 47,209
LPL Financial Holdings, Inc. 121 45,371
Morgan Stanley (b) 493 69,444
Nasdaq, Inc. 816 72,967
Robinhood Markets, Inc., Class  A (a) 414 38,763
State Street Corp. 694 73,800
T Rowe Price Group, Inc. 626 60,409
Tradeweb Markets, Inc., Class  A 240 35,136
710,642
Shares Value
Chemicals ( 1 .5% )
Dow, Inc. 1,675 $ 44,354
Linde plc 272 127,617
LyondellBasell Industries NV, Class  A (c) 261 15,102
PPG Industries, Inc. 529 60,174
Sherwin-Williams Co. (The) 187 64,208
Westlake Corp. 208 15,793
327,248
Commercial Services & Supplies ( 0 .7% )
Republic Services, Inc., Class  A 272 67,078
Waste Management, Inc. 362 82,833
149,911
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. 2,482 172,201
Ubiquiti, Inc. 31 12,761
184,962
Construction Materials ( 0 .3% )
CRH plc 663 60,863
Consumer Staples Distribution & Retail ( 1 .8% )
Costco Wholesale Corp. 197 195,018
Walmart, Inc. 2,064 201,818
396,836
Diversified Telecommunication Services ( 0 .6% )
AT&T, Inc. 4,352 125,947
Electric Utilities ( 1 .1% )
Alliant Energy Corp. 765 46,259
Constellation Energy Corp. 68 21,948
Edison International 297 15,325
Entergy Corp. 680 56,522
FirstEnergy Corp. 1,357 54,633
PPL Corp. 1,496 50,699
245,386
Electrical Equipment ( 1 .4% )
Eaton Corp. plc (c) 333 118,878
GE Vernova, Inc. 158 83,606
Hubbell, Inc., Class  B 79 32,264
Rockwell Automation, Inc. 236 78,392
313,140
Electronic Equipment, Instruments & Components ( 0 .4% )
TE Connectivity plc 477 80,456
Energy Equipment & Services ( 0 .1% )
Halliburton Co. 662 13,492
Entertainment ( 2 .4% )
Netflix, Inc. (a) 192 257,113
ROBLOX Corp., Class  A (a) 314 33,033
Spotify Technology SA (a) 84 64,457
TKO Group Holdings, Inc., Class  A 128 23,290
Walt Disney Co. (The) 1,122 139,139
Warner Music Group Corp., Class  A 306 8,335
525,367
Financial Services ( 3 .9% )
Berkshire Hathaway, Inc., Class  B (a) 578 280,775
Block, Inc., Class  A (a) 174 11,820
Mastercard, Inc., Class  A 421 236,577
Rocket Cos., Inc., Class  A (c) 600 8,508

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Toast, Inc., Class  A (a) 455 $ 20,152
Visa, Inc., Class  A (c) 843 299,307
857,139
Food Products ( 0 .4% )
Hershey Co. (The) 272 45,138
Kraft Heinz Co. (The) 1,462 37,749
82,887
Ground Transportation ( 1 .0% )
CSX Corp. 2,405 78,475
JB Hunt Transport Services, Inc. 172 24,699
Uber Technologies, Inc. (a) 1,139 106,269
209,443
Health Care Equipment & Supplies ( 1 .8% )
Abbott Laboratories 1,020 138,730
Baxter International, Inc. 1,173 35,518
Edwards Lifesciences Corp. (a) 816 63,819
Hologic, Inc. (a) 247 16,095
Intuitive Surgical, Inc. (a) 204 110,856
Zimmer Biomet Holdings, Inc. 425 38,764
403,782
Health Care Providers & Services ( 1 .7% )
Cencora, Inc. (c) 221 66,267
CVS Health Corp. 1,222 84,294
HCA Healthcare, Inc. 170 65,127
Humana, Inc. 263 64,298
Molina Healthcare, Inc. (a) 110 32,769
UnitedHealth Group, Inc. 163 50,851
363,606
Health Care REITs ( 0 .2% )
Alexandria Real Estate Equities, Inc. 134 9,733
Healthpeak Properties, Inc. 2,361 41,341
51,074
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (a) 170 48,957
Hotels, Restaurants & Leisure ( 2 .1% )
DoorDash, Inc., Class  A (a) 192 47,330
DraftKings, Inc., Class  A (a) 413 17,714
Flutter Entertainment plc (a) 153 43,721
Hilton Worldwide Holdings, Inc. 313 83,365
Marriott International, Inc., Class  A 301 82,236
McDonald's Corp. 408 119,205
Yum! Brands, Inc. 391 57,938
451,509
Household Durables ( 0 .1% )
PulteGroup, Inc. 124 13,077
Household Products ( 1 .1% )
Church & Dwight Co., Inc. 398 38,252
Procter & Gamble Co. (The) 1,230 195,963
234,215
Industrial Conglomerates ( 0 .4% )
3M Co. 527 80,230
Insurance ( 2 .2% )
Arthur J Gallagher & Co. 221 70,746
Shares Value
Brown & Brown, Inc. 431 $ 47,785
Hartford Insurance Group, Inc. (The) 459 58,233
Loews Corp. 459 42,072
MetLife, Inc. 731 58,787
Principal Financial Group, Inc. 561 44,560
Prudential Financial, Inc. 459 49,315
W. R. Berkley Corp. 782 57,454
Willis Towers Watson plc 144 44,136
473,088
Interactive Media & Services ( 6 .9% )
Alphabet, Inc., Class  A 2,373 418,194
Alphabet, Inc., Class  C 2,147 380,856
Meta Platforms, Inc., Class  A 944 696,757
Pinterest, Inc., Class  A (a) 476 17,069
Reddit, Inc., Class  A (a) 94 14,154
1,527,030
IT Services ( 1 .1% )
Accenture plc, Class  A 357 106,704
Amdocs Ltd. 136 12,409
Cloudflare, Inc., Class  A (a) 204 39,949
Gartner, Inc. (a) 77 31,125
Okta, Inc., Class  A (a) 85 8,497
Snowflake, Inc., Class  A (a) 204 45,649
244,333
Life Sciences Tools & Services ( 0 .8% )
Danaher Corp. 423 83,560
Thermo Fisher Scientific, Inc. 255 103,392
186,952
Machinery ( 0 .9% )
Caterpillar, Inc. 54 20,963
Dover Corp. 316 57,901
IDEX Corp. 54 9,481
Otis Worldwide Corp. 544 53,867
Westinghouse Air Brake Technologies Corp. 272 56,943
199,155
Media ( 0 .2% )
Fox Corp., Class  A 640 35,865
Fox Corp., Class  B 352 18,174
54,039
Metals & Mining ( 0 .4% )
Reliance, Inc. 102 32,018
Southern Copper Corp. 593 59,994
92,012
Multi-Utilities ( 0 .9% )
Ameren Corp. 544 52,246
CMS Energy Corp. (c) 680 47,110
DTE Energy Co. 391 51,792
WEC Energy Group, Inc. 527 54,913
206,061
Oil, Gas & Consumable Fuels ( 2 .7% )
Cheniere Energy, Inc. 289 70,377
Chevron Corp. (c) 918 131,448
Devon Energy Corp. 1,801 57,290
Expand Energy Corp. 210 24,557
Exxon Mobil Corp. 2,100 226,380
Occidental Petroleum Corp. (c) 1,054 44,279

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Targa Resources Corp. 109 $ 18,975
Texas Pacific Land Corp. 14 14,790
588,096
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 256 20,685
Pharmaceuticals ( 3 .1% )
Eli Lilly & Co. 347 270,497
Johnson & Johnson 1,292 197,353
Merck & Co., Inc. 1,377 109,003
Pfizer, Inc. 3,570 86,537
Royalty Pharma plc, Class  A 340 12,250
675,640
Professional Services ( 0 .8% )
Booz Allen Hamilton Holding Corp., Class  A 157 16,348
Broadridge Financial Solutions, Inc. 221 53,710
SS&C Technologies Holdings, Inc. 595 49,266
Verisk Analytics, Inc., Class  A 187 58,251
177,575
Residential REITs ( 0 .8% )
AvalonBay Communities, Inc. (c) 221 44,974
Equity Residential 680 45,893
Invitation Homes, Inc. 1,428 46,838
Sun Communities, Inc. 255 32,255
169,960
Retail REITs ( 0 .3% )
Realty Income Corp. 1,003 57,783
Semiconductors & Semiconductor Equipment ( 12 .2% )
Advanced Micro Devices, Inc. (a) 1,050 148,995
Broadcom, Inc. 2,040 562,326
GLOBALFOUNDRIES, Inc. (a) 678 25,900
Intel Corp. 2,182 48,877
Lam Research Corp. 1,231 119,825
Micron Technology, Inc. 846 104,269
Monolithic Power Systems, Inc. 72 52,659
NVIDIA Corp. 9,117 1,440,395
ON Semiconductor Corp. (a) 948 49,685
QUALCOMM, Inc. 626 99,697
Teradyne, Inc. 286 25,717
2,678,345
Software ( 11 .0% )
AppLovin Corp., Class  A (a) 114 39,909
Atlassian Corp., Class  A (a) 165 33,510
Bentley Systems, Inc., Class  B 595 32,112
Crowdstrike Holdings, Inc., Class  A (a) 170 86,583
Microsoft Corp. 3,093 1,538,489
MicroStrategy, Inc., Class  A (a)(c) 102 41,232
Palantir Technologies, Inc., Class  A (a) 875 119,280
Palo Alto Networks, Inc. (a) 522 106,822
Salesforce, Inc. 557 151,888
Samsara, Inc., Class  A (a) 402 15,992
ServiceNow, Inc. (a) 43 44,207
Synopsys, Inc. (a) 178 91,257
Workday, Inc., Class  A (a) 204 48,960
Zoom Communications, Inc., Class  A (a) 300 23,394
Shares Value
Zscaler, Inc. (a) 139 $ 43,638
2,417,273
Specialized REITs ( 0 .5% )
Crown Castle, Inc. 527 54,139
VICI Properties, Inc., Class  A 1,632 53,203
107,342
Specialty Retail ( 1 .5% )
Best Buy Co., Inc. 142 9,532
Home Depot, Inc. (The) 541 198,352
Ross Stores, Inc. 391 49,884
Ulta Beauty, Inc. (a) 85 39,765
Williams-Sonoma, Inc. 256 41,823
339,356
Technology Hardware, Storage & Peripherals ( 6 .3% )
Apple, Inc. 5,990 1,228,968
Dell Technologies, Inc., Class  C 413 50,634
Pure Storage, Inc., Class  A (a) 229 13,186
Seagate Technology Holdings plc 574 82,846
Super Micro Computer, Inc. (a)(c) 336 16,467
1,392,101
Textiles, Apparel & Luxury Goods ( 0 .1% )
Deckers Outdoor Corp. (a) 238 24,531
Tobacco ( 0 .7% )
Philip Morris International, Inc. 901 164,099
Trading Companies & Distributors ( 0 .3% )
Ferguson Enterprises, Inc. 210 45,727
Watsco, Inc. 53 23,406
69,133
Wireless Telecommunication Services ( 0 .3% )
T-Mobile US, Inc. 284 67,666
Total Common Stocks
(Cost $19,447,756) 21,206,502
Short-Term Investment (3.4%)
Investment Company (3.4%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $751,276)
751,276 751,276
Total Investments Excluding Purchased
Options ( 99 .8% ) (Cost $ 20,199,032 ) 21,957,778
Total Purchased Options Outstanding (1.3%)
(Cost $207,796) 291,497
Total Investments ( 101 .1% )
(Cost $ 20,406,828 ) including
$ 445,636 of Securities Loaned (e) 22,249,275
Total Written Options (-1.1%)
(Premiums Received $ (221,904) ) (243,597)
Liabilities in Excess of Other Assets
(
0.0%
) (f) (3,028)
NET ASSETS (100.0%) $ 22,002,650

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
(a) Non-income producing security.
(b) For the period ended June 30, 2025, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$71,045 and proceeds from sales were $6,859, including net
realized loss of $328.
(c) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 445,636 and $ 479,364 , respectively. The collateral of $ 479,364 was received in the form of U.S. Government obligations, which the
Fund cannot sell or re-pledge and accordingly are not reflected in the
Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $729 relating to the Fund’s investment in the Liquidity Fund.
(e) At June 30, 2025, the aggregate cost for federal income tax purposes is $20,406,828. The aggregate gross unrealized appreciation is
$2,512,047 and the aggregate gross unrealized depreciation is
$669,600, resulting in net unrealized appreciation of $1,842,447.
(f) Amount is less than 0.05%.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Mini-SPX Index 20 USD 415 7/18/25 $ 1,241,000 $ 60 $ 3,909 $ (3,849)
S&P 500 Mini-SPX Index 16 USD 375 7/18/25 992,800 48 3,766 (3,718)
S&P 500 Mini-SPX Index 43 USD 420 8/15/25 2,668,150 946 4,188 (3,242)
S&P 500 Mini-SPX Index 18 USD 430 8/15/25 1,116,900 468 3,859 (3,391)
S&P 500 Mini-SPX Index 33 USD 420 9/19/25 2,047,650 2,211 4,402 (2,191)
S&P 500 Mini-SPX Index 16 USD 400 9/19/25 992,800 840 3,926 (3,086)
S&P 500 Mini-SPX Index 6 USD 380 10/17/25 372,300 435 2,924 (2,489)
S&P 500 Mini-SPX Index 15 USD 420 11/21/25 930,750 2,378 4,132 (1,754)
S&P 500 Mini-SPX Index 14 USD 420 12/19/25 868,700 2,869 4,569 (1,700)
Total $10,255 $35,675 $(25,420)
Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation
SPDR S&P 500 ETF Trust
86 USD 600 9/19/25 $ 5,313,510 $ 281,242 $ 172,121 $ 109,121
Call Options Written:
The Fund had the following call options written open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
S&P 500 Index
6 USD 6,180 7/02/25 $ 3,722,970 $ (18,504) $ (6,592) $ (11,912)
S&P 500 Index
6 USD 6,120 7/02/25 3,722,970 (58,452) (11,409) (47,043)
S&P 500 Index
5 USD 6,220 7/03/25 3,102,475 (9,085) (4,543) (4,542)
S&P 500 Index
6 USD 6,270 7/07/25 3,722,970 (6,420) (6,172) (248)
S&P 500 Index
5 USD 6,140 7/07/25 3,102,475 (44,825) (8,243) (36,582)
S&P 500 Index
6 USD 6,260 7/11/25 3,722,970 (17,580) (9,711) (7,869)
Total $(154,866) $(46,670) $(108,196)
Put Options Written:
The Fund had the following put options written open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
SPDR S&P 500 ETF Trust
86 USD 600 9/19/25
$ 5,313,510
$ (88,731)
$ (175,234) $ 86,503
USD United States Dollar

Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Information Technology 31 .5%
Other* 13 .4
Financials 12 .8
Communication Services 10 .3
Consumer Discretionary 10 .0
Health Care 8 .9
Industrials 7 .9
Consumer Staples 5 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (100.5%)
Aerospace & Defense ( 2 .2% )
General Dynamics Corp. 4,044 $ 1,179,473
Huntington Ingalls Industries, Inc. 4,747 1,146,211
L3Harris Technologies, Inc. 5,015 1,257,963
RTX Corp. 8,879 1,296,511
4,880,158
Air Freight & Logistics ( 1 .1% )
Expeditors International of Washington, Inc. 10,085 1,152,211
United Parcel Service, Inc., Class  B 11,475 1,158,287
2,310,498
Automobile Components ( 1 .0% )
Gentex Corp. 49,555 1,089,714
Lear Corp. 12,146 1,153,627
2,243,341
Banks ( 1 .6% )
Cullen/Frost Bankers, Inc. (a) 8,821 1,133,851
Prosperity Bancshares, Inc. 15,887 1,115,903
Regions Financial Corp. 53,989 1,269,821
3,519,575
Beverages ( 2 .4% )
Brown-Forman Corp., Class  B 31,771 854,957
Coca-Cola Co. (The) 16,220 1,147,565
Keurig Dr Pepper, Inc. 33,145 1,095,774
Molson Coors Beverage Co., Class  B 20,146 968,821
PepsiCo, Inc. 8,442 1,114,682
5,181,799
Biotechnology ( 1 .1% )
AbbVie, Inc. 5,955 1,105,367
Gilead Sciences, Inc. 11,365 1,260,038
2,365,405
Building Products ( 1 .1% )
AO Smith Corp. 16,119 1,056,923
Johnson Controls International plc 13,537 1,429,778
2,486,701
Capital Markets ( 1 .6% )
CME Group, Inc. 4,498 1,239,739
Janus Henderson Group plc 31,459 1,221,867
T Rowe Price Group, Inc. 11,878 1,146,227
3,607,833
Chemicals ( 6 .4% )
Air Products and Chemicals, Inc. 4,051 1,142,625
Ashland, Inc. 22,834 1,148,094
Corteva, Inc. 17,857 1,330,882
Dow, Inc. 38,793 1,027,239
DuPont de Nemours, Inc. 16,481 1,130,432
Eastman Chemical Co. 14,199 1,060,097
FMC Corp. 31,091 1,298,049
Huntsman Corp. 94,919 989,056
Linde plc 2,500 1,172,950
LyondellBasell Industries NV, Class  A (a) 19,340 1,119,012
Mosaic Co. (The) 40,320 1,470,874
PPG Industries, Inc. 10,053 1,143,529
14,032,839
Shares Value
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 18,486 $ 1,282,559
Consumer Staples Distribution & Retail ( 1 .0% )
Costco Wholesale Corp. 1,144 1,132,491
Walmart, Inc. 11,822 1,155,955
2,288,446
Containers & Packaging ( 2 .6% )
Amcor plc 120,719 1,109,408
AptarGroup, Inc. 7,171 1,121,759
International Paper Co. 24,868 1,164,568
Packaging Corp. of America 6,065 1,142,949
Sonoco Products Co. 25,085 1,092,703
5,631,387
Distributors ( 1 .0% )
Genuine Parts Co. 9,375 1,137,281
LKQ Corp. 27,459 1,016,258
2,153,539
Diversified Telecommunication Services ( 1 .6% )
AT&T, Inc. 41,075 1,188,710
Cogent Communications Holdings, Inc. (a) 22,499 1,084,677
Verizon Communications, Inc. 26,236 1,135,232
3,408,619
Electric Utilities ( 5 .6% )
Alliant Energy Corp. 18,518 1,119,783
American Electric Power Co., Inc. 10,923 1,133,371
Duke Energy Corp. 9,508 1,121,944
Evergy, Inc. 17,169 1,183,459
FirstEnergy Corp. 25,904 1,042,895
IDACORP, Inc. 9,958 1,149,651
OGE Energy Corp. 25,770 1,143,673
Portland General Electric Co. 25,943 1,054,064
PPL Corp. 32,204 1,091,394
Southern Co. (The) 12,656 1,162,200
Xcel Energy, Inc. (a) 16,204 1,103,492
12,305,926
Electrical Equipment ( 0 .6% )
Emerson Electric Co. 9,785 1,304,634
Electronic Equipment, Instruments & Components ( 2 .3% )
Avnet, Inc. 21,828 1,158,630
Badger Meter, Inc. 4,962 1,215,442
Corning, Inc. 24,418 1,284,143
TD SYNNEX Corp. 9,335 1,266,759
4,924,974
Energy Equipment & Services ( 1 .5% )
Baker Hughes Co., Class  A 30,159 1,156,296
Helmerich & Payne, Inc. 62,576 948,652
Noble Corp. plc 48,056 1,275,887
3,380,835
Entertainment ( 0 .5% )
Electronic Arts, Inc. 7,456 1,190,723
Financial Services ( 2 .0% )
Essent Group Ltd. 18,812 1,142,453
Jack Henry & Associates, Inc. 6,328 1,140,116
MGIC Investment Corp. 43,707 1,216,803

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Western Union Co. (The) 114,035 $ 960,174
4,459,546
Food Products ( 4 .1% )
Archer-Daniels-Midland Co. 23,129 1,220,749
Bunge Global SA 14,231 1,142,465
Cal-Maine Foods, Inc. 12,075 1,203,032
Conagra Brands, Inc. 48,110 984,812
Flowers Foods, Inc. 63,968 1,022,209
Hormel Foods Corp. 37,694 1,140,243
Ingredion, Inc. 8,339 1,130,935
Kraft Heinz Co. (The) 39,226 1,012,815
8,857,260
Gas Utilities ( 1 .6% )
Atmos Energy Corp. (a) 7,146 1,101,270
National Fuel Gas Co. 15,894 1,346,381
ONE Gas, Inc. 14,847 1,066,905
3,514,556
Health Care Equipment & Supplies ( 2 .1% )
Abbott Laboratories 8,592 1,168,598
Becton Dickinson & Co. 6,586 1,134,438
Medtronic plc 13,327 1,161,715
Stryker Corp. 3,001 1,187,286
4,652,037
Health Care Providers & Services ( 4 .7% )
Cardinal Health, Inc. 9,053 1,520,904
Cencora, Inc. 4,039 1,211,094
Chemed Corp. 1,927 938,314
Cigna Group (The) 3,434 1,135,212
Elevance Health, Inc. 2,818 1,096,089
Labcorp Holdings, Inc. 4,652 1,221,197
Premier, Inc., Class  A 49,585 1,087,399
Quest Diagnostics, Inc. 6,459 1,160,230
UnitedHealth Group, Inc. 2,898 904,089
10,274,528
Hotels, Restaurants & Leisure ( 2 .1% )
Darden Restaurants, Inc. 5,756 1,254,635
Texas Roadhouse, Inc., Class  A 6,336 1,187,430
Vail Resorts, Inc. 7,629 1,198,745
Wendy's Co. (The) 91,734 1,047,602
4,688,412
Household Durables ( 1 .7% )
Garmin Ltd. 5,929 1,237,501
Lennar Corp., Class  A 10,140 1,121,585
Whirlpool Corp. (a) 14,299 1,450,205
3,809,291
Household Products ( 1 .5% )
Church & Dwight Co., Inc. 12,410 1,192,725
Kimberly-Clark Corp. 8,277 1,067,071
Procter & Gamble Co. (The) 6,974 1,111,098
3,370,894
Insurance ( 5 .2% )
Aflac, Inc. 10,385 1,095,202
American Financial Group, Inc. 9,049 1,142,074
Cincinnati Financial Corp. 7,742 1,152,939
Fidelity National Financial, Inc. 19,025 1,066,541
Shares Value
Hartford Insurance Group, Inc. (The) 8,969 $ 1,137,897
Old Republic International Corp. 30,160 1,159,350
Principal Financial Group, Inc. 13,955 1,108,446
Prudential Financial, Inc. 10,736 1,153,476
Travelers Cos., Inc. (The) 4,251 1,137,313
Unum Group 14,209 1,147,519
11,300,757
IT Services ( 2 .1% )
Accenture plc, Class  A 3,577 1,069,130
Amdocs Ltd. 12,501 1,140,591
Cognizant Technology Solutions Corp., Class  A 13,900 1,084,617
International Business Machines Corp. 4,595 1,354,514
4,648,852
Leisure Products ( 1 .2% )
Hasbro, Inc. 17,888 1,320,492
Polaris, Inc. (a) 31,451 1,278,483
2,598,975
Life Sciences Tools & Services ( 0 .5% )
Danaher Corp. 5,813 1,148,300
Machinery ( 2 .1% )
Cummins, Inc. 3,593 1,176,707
Donaldson Co., Inc. 16,399 1,137,271
Graco, Inc. 13,212 1,135,836
Snap-on, Inc. 3,483 1,083,840
4,533,654
Media ( 3 .2% )
Comcast Corp., Class  A 32,765 1,169,383
Fox Corp., Class  A 22,299 1,249,636
Fox Corp., Class  B 23,847 1,231,221
Interpublic Group of Cos., Inc. (The) 44,459 1,088,356
New York Times Co. (The), Class  A 21,330 1,194,053
Omnicom Group, Inc. 14,629 1,052,410
6,985,059
Metals & Mining ( 1 .7% )
Newmont Corp. 20,833 1,213,730
Reliance, Inc. 3,851 1,208,829
Royal Gold, Inc. 6,808 1,210,735
3,633,294
Multi-Utilities ( 3 .1% )
Ameren Corp. 11,748 1,128,278
Consolidated Edison, Inc. 10,612 1,064,914
Dominion Energy, Inc. 19,972 1,128,817
Public Service Enterprise Group, Inc. 13,955 1,174,732
Sempra 14,750 1,117,608
WEC Energy Group, Inc. 10,620 1,106,604
6,720,953
Oil, Gas & Consumable Fuels ( 9 .2% )
Antero Midstream Corp. 63,566 1,204,576
Chevron Corp. 7,953 1,138,790
Chord Energy Corp. 11,958 1,158,132
ConocoPhillips 12,430 1,115,468
Coterra Energy, Inc. 48,048 1,219,458
CVR Energy, Inc. 51,585 1,385,057
Devon Energy Corp. 33,848 1,076,705
DT Midstream, Inc. 10,928 1,201,097
EOG Resources, Inc. 9,903 1,184,498

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. 10,254 $ 1,105,381
HF Sinclair Corp. 32,702 1,343,398
International Seaways, Inc. (a) 29,220 1,065,946
Kinder Morgan, Inc. 41,876 1,231,154
ONEOK, Inc. 13,370 1,091,393
Phillips 66 9,919 1,183,337
Valero Energy Corp. (a) 8,963 1,204,807
Williams Cos., Inc. (The) 19,842 1,246,276
20,155,473
Pharmaceuticals ( 2 .1% )
Johnson & Johnson 7,132 1,089,413
Merck & Co., Inc. 14,491 1,147,107
Pfizer, Inc. 49,421 1,197,965
Royalty Pharma plc, Class  A 34,493 1,242,783
4,677,268
Professional Services ( 2 .0% )
Automatic Data Processing, Inc. 3,728 1,149,715
ManpowerGroup, Inc. 27,633 1,116,374
Paychex, Inc. 7,546 1,097,641
Robert Half, Inc. 24,560 1,008,188
4,371,918
Semiconductors & Semiconductor Equipment ( 2 .9% )
Analog Devices, Inc. 5,337 1,270,313
Power Integrations, Inc. 21,134 1,181,391
QUALCOMM, Inc. 7,589 1,208,624
Skyworks Solutions, Inc. 16,768 1,249,551
Texas Instruments, Inc. 6,389 1,326,484
6,236,363
Software ( 2 .2% )
Dolby Laboratories, Inc., Class  A 14,602 1,084,345
InterDigital, Inc. 5,396 1,209,945
Microsoft Corp. 2,612 1,299,235
Roper Technologies, Inc. 2,011 1,139,915
4,733,440
Specialty Retail ( 1 .6% )
Best Buy Co., Inc. 16,612 1,115,163
Penske Automotive Group, Inc. 6,995 1,201,811
TJX Cos., Inc. (The) 8,936 1,103,507
3,420,481
Technology Hardware, Storage & Peripherals ( 1 .1% )
Hewlett Packard Enterprise Co. 67,710 1,384,670
HP, Inc. 43,224 1,057,259
2,441,929
Textiles, Apparel & Luxury Goods ( 1 .9% )
Carter's, Inc. 33,495 1,009,204
Columbia Sportswear Co. (a) 16,655 1,017,288
Oxford Industries, Inc. (a) 21,273 856,238
Steven Madden Ltd. 49,773 1,193,557
4,076,287
Tobacco ( 1 .2% )
Altria Group, Inc. 19,237 1,127,865
Philip Morris International, Inc. 7,836 1,427,171
2,555,036
Shares Value
Trading Companies & Distributors ( 1 .6% )
Fastenal Co. 29,106 $ 1,222,452
MSC Industrial Direct Co., Inc., Class  A 14,669 1,247,158
Watsco, Inc. 2,306 1,018,376
3,487,986
Total Common Stocks
(Cost $219,373,832) 219,852,340
Short-Term Investments (1.2%)
Investment Company (0.7%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (b)
(Cost $1,620,050)
1,620,050 1,620,050
Security held as Collateral on Loaned Securities ( 0 .5% )
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (b)
(Cost $1,013,662)
1,013,662 1,013,662
Total Short-Term Investments
(Cost $2,633,712) 2,633,712
–
Total Investments ( 101 .7% )
(Cost $ 222,007,544 ) including
$ 5,842,806 of Securities Loaned (c) 222,486,052
Total Written Options (-1.0%)
(Premiums Received $ (520,360) ) (2,213,881)
Liabilities in Excess of Other Assets
(
-0.7%
) (1,593,490)
NET ASSETS (100.0%) $ 218,678,681
(a) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 5,842,806 and $ 6,003,515 , respectively. The Fund received cash collateral of $ 1,013,662 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 4,989,853 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $2,086 relating to the Fund’s investment in the Liquidity Fund.
(c) At June 30, 2025, the aggregate cost for federal income tax purposes is $222,007,544. The aggregate gross unrealized appreciation is
$12,851,648 and the aggregate gross unrealized depreciation is
$12,373,140, resulting in net unrealized appreciation of $478,508.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Call Options Written:
The Fund had the following call options written open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
1071 USD 610 7/02/25 $ 66,171,735 $ (888,556) $ (180,774) $ (707,782)
SPDR S&P 500 ETF Trust
1318 USD 612 7/07/25 81,432,630 (1,045,098) (196,904) (848,194)
SPDR S&P 500 ETF Trust
1136 USD 625 7/11/25 70,187,760 (280,227) (142,682) (137,545)
Total $(2,213,881) $(520,360) $(1,693,521)
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 11 .0%
Energy 10 .6
Industrials 10 .6
Materials 10 .5
Health Care 10 .4
Consumer Discretionary 10 .4
Financials 10 .3
Utilities 10 .2
Consumer Staples 10 .1
Communication Services 5 .2
Other** 0 .7
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)
Shares Value
Common Stocks (100.0%)
Aerospace & Defense ( 2 .3% )
Boeing Co. (The) (a) 2,901 $ 607,846
HEICO Corp. 804 263,712
HEICO Corp., Class  A 659 170,516
Howmet Aerospace, Inc. (b) 3,153 586,868
Lockheed Martin Corp. 947 438,594
TransDigm Group, Inc. 195 296,525
2,364,061
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 1,875 214,219
Automobile Components ( 0 .1% )
Aptiv plc (a) 2,006 136,849
Automobiles ( 1 .7% )
Ford Motor Co. 26,914 292,017
Tesla, Inc. (a) 4,638 1,473,307
1,765,324
Banks ( 3 .9% )
Bank of America Corp. 18,707 885,215
Citizens Financial Group, Inc. 4,630 207,193
First Citizens BancShares, Inc., Class  A 47 91,954
Huntington Bancshares, Inc. 14,618 244,998
JPMorgan Chase & Co. 6,430 1,864,121
Wells Fargo & Co. 9,495 760,739
4,054,220
Beverages ( 1 .5% )
Coca-Cola Co. (The) 12,251 866,758
Constellation Brands, Inc., Class  A 510 82,967
PepsiCo, Inc. 4,420 583,617
1,533,342
Biotechnology ( 1 .8% )
AbbVie, Inc. 5,024 932,555
Alnylam Pharmaceuticals, Inc. (a) 540 176,089
Amgen, Inc. 1,543 430,821
Vertex Pharmaceuticals, Inc. (a) 751 334,345
1,873,810
Broadline Retail ( 4 .3% )
Amazon.com, Inc. (a) 18,669 4,095,792
Coupang, Inc. (a) 1,072 32,117
MercadoLibre, Inc. (a) 124 324,090
4,451,999
Building Products ( 0 .5% )
Builders FirstSource, Inc. (a) 896 104,554
Carlisle Cos., Inc. 358 133,677
Lennox International, Inc. (b) 404 231,589
469,820
Capital Markets ( 2 .1% )
Ares Management Corp., Class  A 1,146 198,487
Blue Owl Capital, Inc., Class  A 1,393 26,759
Charles Schwab Corp. (The) 5,895 537,860
Coinbase Global, Inc., Class  A (a) 615 215,551
Interactive Brokers Group, Inc., Class  A 2,000 110,820
KKR & Co., Inc. 1,697 225,752
LPL Financial Holdings, Inc. 145 54,371
Morgan Stanley (c) 2,407 339,050
Shares Value
Nasdaq, Inc. 2,943 $ 263,163
Robinhood Markets, Inc., Class  A (a) 841 78,743
Tradeweb Markets, Inc., Class  A 807 118,145
2,168,701
Chemicals ( 1 .1% )
Dow, Inc. 8,040 212,899
International Flavors & Fragrances, Inc. 787 57,884
Linde plc 1,461 685,472
LyondellBasell Industries NV, Class  A 356 20,598
PPG Industries, Inc. 1,465 166,644
1,143,497
Commercial Services & Supplies ( 1 .2% )
Cintas Corp. 1,930 430,139
Republic Services, Inc., Class  A 1,616 398,522
Waste Management, Inc. 1,953 446,885
1,275,546
Communications Equipment ( 0 .9% )
Cisco Systems, Inc. 13,472 934,687
Construction Materials ( 0 .1% )
CRH plc 1,279 117,412
Consumer Finance ( 0 .8% )
American Express Co. 1,830 583,734
Synchrony Financial 3,161 210,965
794,699
Consumer Staples Distribution & Retail ( 2 .1% )
Costco Wholesale Corp. 1,122 1,110,712
Walmart, Inc. 10,433 1,020,139
2,130,851
Containers & Packaging ( 0 .2% )
Amcor plc 19,961 183,442
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 25,930 750,414
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 4,442 268,608
Entergy Corp. 5,054 420,088
FirstEnergy Corp. 5,085 204,722
PPL Corp. (b) 9,048 306,637
1,200,055
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 1,417 256,420
Hubbell, Inc., Class  B 433 176,842
Vertiv Holdings Co., Class  A 263 33,772
467,034
Electronic Equipment, Instruments & Components ( 0 .6% )
Corning, Inc. 4,984 262,109
TE Connectivity plc 2,268 382,543
644,652
Entertainment ( 2 .4% )
Netflix, Inc. (a) 918 1,229,321
ROBLOX Corp., Class  A (a) 2,070 217,764
Spotify Technology SA (a) 411 315,377
Walt Disney Co. (The) 4,311 534,607
Warner Bros Discovery, Inc. (a) 16,186 185,492

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Warner Music Group Corp., Class  A 737 $ 20,076
2,502,637
Financial Services ( 4 .6% )
Apollo Global Management, Inc. 1,425 202,165
Berkshire Hathaway, Inc., Class  B (a) 2,953 1,434,479
Block, Inc., Class  A (a) 3,968 269,546
Mastercard, Inc., Class  A 2,065 1,160,406
PayPal Holdings, Inc. (a) 2,436 181,043
Rocket Cos., Inc., Class  A (b) 2,471 35,039
Visa, Inc., Class  A (b) 4,023 1,428,366
4,711,044
Food Products ( 0 .4% )
Conagra Brands, Inc. 6,174 126,382
Kellanova 3,752 298,396
424,778
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 1,385 198,886
Union Pacific Corp. 2,175 500,424
699,310
Health Care Equipment & Supplies ( 1 .8% )
Align Technology, Inc. (a) 110 20,826
Dexcom, Inc. (a) 3,776 329,607
Intuitive Surgical, Inc. (a) 1,079 586,340
Medtronic plc 5,706 497,392
ResMed, Inc. 1,006 259,548
Zimmer Biomet Holdings, Inc. 1,215 110,820
1,804,533
Health Care Providers & Services ( 1 .4% )
Cencora, Inc. 1,215 364,318
Labcorp Holdings, Inc. (b) 1,276 334,963
Molina Healthcare, Inc. (a) 461 137,332
UnitedHealth Group, Inc. 1,983 618,636
1,455,249
Health Care REITs ( 0 .3% )
Alexandria Real Estate Equities, Inc. 606 44,014
Healthpeak Properties, Inc. 12,607 220,748
264,762
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 472 135,927
Hotels, Restaurants & Leisure ( 1 .8% )
Airbnb, Inc., Class  A (a) 2,624 347,260
Booking Holdings, Inc. 74 428,404
Darden Restaurants, Inc. 1,749 381,230
DoorDash, Inc., Class  A (a) 728 179,459
DraftKings, Inc., Class  A (a) 1,805 77,417
Las Vegas Sands Corp. (b) 1,936 84,235
Yum! Brands, Inc. 2,407 356,669
1,854,674
Household Durables ( 0 .2% )
PulteGroup, Inc. 1,652 174,220
Household Products ( 1 .2% )
Kimberly-Clark Corp. 2,270 292,649
Shares Value
Procter & Gamble Co. (The) 6,013 $ 957,991
1,250,640
Industrial Conglomerates ( 0 .4% )
3M Co. 2,979 453,523
Insurance ( 2 .2% )
Brown & Brown, Inc. 2,748 304,671
Hartford Insurance Group, Inc. (The) 2,760 350,161
Loews Corp. 2,753 252,340
Markel Group, Inc. (a) 131 261,654
Principal Financial Group, Inc. 2,212 175,699
Prudential Financial, Inc. 2,817 302,659
Travelers Cos., Inc. (The) 1,467 392,481
W. R. Berkley Corp. 3,401 249,871
2,289,536
Interactive Media & Services ( 7 .2% )
Alphabet, Inc., Class  A 11,733 2,067,707
Alphabet, Inc., Class  C 10,473 1,857,805
Meta Platforms, Inc., Class  A 4,610 3,402,595
Pinterest, Inc., Class  A (a) 1,004 36,003
7,364,110
IT Services ( 1 .5% )
Akamai Technologies, Inc. (a) 942 75,134
Amdocs Ltd. 998 91,058
Cloudflare, Inc., Class  A (a) 733 143,543
International Business Machines Corp. 2,667 786,178
MongoDB, Inc., Class  A (a) 1,452 304,905
Okta, Inc., Class  A (a) 469 46,886
Snowflake, Inc., Class  A (a) 457 102,263
1,549,967
Life Sciences Tools & Services ( 0 .7% )
Illumina, Inc. (a) 327 31,199
Thermo Fisher Scientific, Inc. 1,064 431,409
West Pharmaceutical Services, Inc. 1,181 258,403
721,011
Machinery ( 1 .5% )
Caterpillar, Inc. 1,175 456,147
Deere & Co. 1,068 543,067
Dover Corp. 1,436 263,118
Otis Worldwide Corp. 3,285 325,281
1,587,613
Metals & Mining ( 0 .4% )
Newmont Corp. 4,974 289,785
Southern Copper Corp. 394 39,861
Steel Dynamics, Inc. 747 95,624
425,270
Multi-Utilities ( 1 .2% )
Ameren Corp. 3,208 308,096
CenterPoint Energy, Inc. 8,775 322,394
CMS Energy Corp. (b) 4,158 288,066
DTE Energy Co. 2,401 318,037
1,236,593
Oil, Gas & Consumable Fuels ( 3 .0% )
Cheniere Energy, Inc. 999 243,276
Chevron Corp. (b) 4,786 685,307
Devon Energy Corp. 5,926 188,506

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Diamondback Energy, Inc. 542 $ 74,471
EOG Resources, Inc. 2,909 347,946
Exxon Mobil Corp. 11,282 1,216,200
Targa Resources Corp. 1,687 293,673
3,049,379
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 3,160 155,409
Pharmaceuticals ( 3 .2% )
Bristol-Myers Squibb Co. 8,384 388,096
Eli Lilly & Co. 1,938 1,510,729
Johnson & Johnson 6,627 1,012,274
Merck & Co., Inc. 4,417 349,650
Royalty Pharma plc, Class  A 1,599 57,612
3,318,361
Professional Services ( 0 .3% )
Booz Allen Hamilton Holding Corp., Class  A 787 81,950
SS&C Technologies Holdings, Inc. 2,746 227,369
TransUnion 500 44,000
353,319
Residential REITs ( 1 .1% )
AvalonBay Communities, Inc. (b) 1,471 299,348
Equity Residential 4,220 284,808
Essex Property Trust, Inc. 611 173,157
Mid-America Apartment Communities, Inc. 1,670 247,177
Sun Communities, Inc. 1,267 160,263
1,164,753
Semiconductors & Semiconductor Equipment ( 12 .1% )
Advanced Micro Devices, Inc. (a) 1,030 146,157
Broadcom, Inc. 8,607 2,372,519
First Solar, Inc. (a) 433 71,679
Intel Corp. 12,022 269,293
KLA Corp. 450 403,083
Lam Research Corp. 3,096 301,365
Marvell Technology, Inc. 692 53,561
Microchip Technology, Inc. 5,150 362,405
Monolithic Power Systems, Inc. 520 380,318
NVIDIA Corp. 43,712 6,906,059
QUALCOMM, Inc. 3,362 535,432
Texas Instruments, Inc. 2,886 599,191
12,401,062
Software ( 12 .2% )
Adobe, Inc. (a) 1,004 388,428
AppLovin Corp., Class  A (a) 228 79,818
Atlassian Corp., Class  A (a) 180 36,556
Bentley Systems, Inc., Class  B 867 46,792
Crowdstrike Holdings, Inc., Class  A (a) 859 437,497
Datadog, Inc., Class  A (a) 345 46,344
HubSpot, Inc. (a) 160 89,061
Microsoft Corp. 14,833 7,378,083
MicroStrategy, Inc., Class  A (a)(b) 589 238,091
Oracle Corp. 3,657 799,530
Palantir Technologies, Inc., Class  A (a) 5,286 720,587
Palo Alto Networks, Inc. (a) 2,637 539,636
Salesforce, Inc. 1,659 452,393
ServiceNow, Inc. (a) 468 481,141
Synopsys, Inc. (a) 850 435,778
Shares Value
Workday, Inc., Class  A (a) 471 $ 113,040
Zoom Communications, Inc., Class  A (a) 2,150 167,657
Zscaler, Inc. (a)(b) 405 127,146
12,577,578
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 1,888 278,367
Specialty Retail ( 2 .1% )
Carvana Co., Class  A (a) 231 77,838
Home Depot, Inc. (The) 2,674 980,395
Lowe's Cos., Inc. 2,075 460,380
Ross Stores, Inc. 2,221 283,355
Ulta Beauty, Inc. (a) 609 284,903
Williams-Sonoma, Inc. 140 22,872
2,109,743
Technology Hardware, Storage & Peripherals ( 6 .0% )
Apple, Inc. 28,682 5,884,686
Super Micro Computer, Inc. (a)(b) 4,914 240,835
6,125,521
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 1,787 184,186
Lululemon Athletica, Inc. (a) 516 122,591
306,777
Tobacco ( 0 .3% )
Philip Morris International, Inc. 1,630 296,872
Trading Companies & Distributors ( 0 .6% )
Ferguson Enterprises, Inc. 853 185,741
United Rentals, Inc. 500 376,700
562,441
Wireless Telecommunication Services ( 0 .5% )
T-Mobile US, Inc. 1,992 474,614
Total Common Stocks
(Cost $91,291,372) 102,754,227
Short-Term Investments (1.7%)
Investment Company (1.6%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $1,676,043)
1,676,043 1,676,043
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.25% (d)
(Cost $35,976)
35,976 35,976
Total Short-Term Investments
(Cost $1,712,019) 1,712,019
–

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Shares Value
Total Investments Excluding Purchased
Options ( 101 .7% ) (Cost $ 93,003,391 ) $ 104,466,246
Total Purchased Options Outstanding (1.4%)
(Cost $2,660,276) 1,436,586
Total Investments ( 103 .1% )
(Cost $ 95,663,667 ) including
$ 3,031,415 of Securities Loaned (e) 105,902,832
Total Written Options (-3.3%)
(Premiums Received $ (2,979,547) ) (3,374,395)
Other Assets in Excess of Liabilities
(
0.2%
) 225,608
NET ASSETS (100.0%) $ 102,754,045
(a) Non-income producing security.
(b) All or a portion of this security was on loan . The value of loaned securities and related collateral outstanding at June 30, 2025 , were
$ 3,031,415 and $ 3,079,441 , respectively. The Fund received cash collateral of $ 35,976 , which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $ 3,043,465 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) For the period ended June 30, 2025, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$216,260 and proceeds from sales were $75,566, including net realized gain of $8,962.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the
Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the
Liquidity Fund. For the period ended June 30, 2025, management fees paid were reduced by $1,620 relating to the Fund’s investment in the Liquidity Fund.
(e) At June 30, 2025, the aggregate cost for federal income tax purposes is $95,663,667. The aggregate gross unrealized appreciation is
$13,457,133 and the aggregate gross unrealized depreciation
is $3,217,968, resulting in net unrealized appreciation of
$10,239,165.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
Third Quarter Report
June 30, 2025 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 44 USD 5,150 9/30/25 $ 27,301,780 $ 109,912 $ 573,769 $ (463,857)
S&P 500 Index 43 USD 5,300 12/31/25 26,681,285 326,370 668,548 (342,178)
S&P 500 Index 44 USD 5,025 3/31/26 27,301,780 368,720 786,327 (417,607)
S&P 500 Index 34 USD 5,575 6/30/26 21,096,830 631,584 631,632 (48)
Total $1,436,586 $2,660,276 $(1,223,690)
Call Options Written:
The Fund had the following call options written open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
44 USD 6,400 9/30/25 $ 27,301,780 $ (445,896) $ (572,888) $ 126,992
S&P 500 Index
43 USD 6,625 12/31/25 26,681,285 (483,363) (490,623) 7,260
S&P 500 Index
44 USD 6,350 3/31/26 27,301,780 (1,486,100) (536,144) (949,956)
S&P 500 Index
34 USD 6,900 6/30/26 21,096,830 (516,256) (516,208) (48)
Total $(2,931,615) $(2,115,863) $(815,752)
Put Options Written:
The Fund had the following put options written open at June 30, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
44 USD 4,000 9/30/25
$ 27,301,780
$ (29,656)
$ (195,579) $ 165,923
S&P 500 Index
43 USD 4,100 12/31/25
26,681,285
(85,656)
(223,521) 137,865
S&P 500 Index
44 USD 3,900 3/31/26
27,301,780
(127,820)
(244,984) 117,164
S&P 500 Index
34 USD 4,350 6/30/26
21,096,830
(199,648)
(199,600) (48)
Total
$(442,780)
$(863,684) $420,904
USD United States Dollar

Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 32 .3%
Financials 13 .2
Other** 11 .6
Communication Services 10 .5
Consumer Discretionary 10 .2
Health Care 8 .8
Industrials 8 .1
Consumer Staples 5 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of June 30, 2025.
** Industries and/or investment types representing less than 5% of total investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers or dealers may also be utilized. In these circumstanc-
es, the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (4)
listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a broker/dealer or valued
by a pricing service/vendor; (5) futures are valued at the
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under pro-
cedures established by and under the general supervision
of the Trustees; (7) senior loans are valued using a price
provided by an approved valuation vendor and if a valu-
ation is not available from ant of the approved valuation
vendor, then a quote from the broker/dealer will be used;
(8) investments in Exchange Traded Funds are valued at
market price; (9) foreign exchange transactions (“spot
contracts”) and foreign exchange forward contracts (“for-
ward contracts”) are valued daily using an independent
pricing vendor at the spot and forward rates, respectively,
as of the close of the New York Stock Exchange; and (10)
investments in mutual funds, including the Morgan Stan-
ley Institutional Liquidity Funds, are valued at the net
asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert International Responsible Index ETF
Assets:
Common Stocks
Aerospace & Defense $ 3,172 $ — $ — $ 3,172
Air Freight & Logistics 720 — — 720
Automobile
Components 1,329 — — 1,329
Automobiles 3,039 — — 3,039
Banks 27,416 — — 27,416
Beverages 1,974 — — 1,974
Biotechnology 1,268 — — 1,268
Broadline Retail 2,107 — — 2,107
Building Products 2,736 — — 2,736
Capital Markets 5,688 — — 5,688
Chemicals 4,356 — — 4,356
Commercial Services
& Supplies 1,543 — — 1,543
Communications
Equipment 322 — — 322
Construction &
Engineering 1,699 — — 1,699
Construction Materials 1,769 — — 1,769
Consumer Staples
Distribution & Retail 3,158 — — 3,158
Containers &
Packaging 143 — — 143
Distributors 34 — — 34
Diversified Consumer
Services 58 — — 58
Diversified REITs 242 — — 242
Diversified
Telecommunication
Services 3,281 — — 3,281
Electric Utilities 3,126 — — 3,126
Electrical Equipment 5,013 — — 5,013
Electronic Equipment,
Instruments &
Components 2,430 — — 2,430
Entertainment 2,278 — — 2,278
Financial Services 2,085 — — 2,085
Food Products 4,632 — — 4,632
Gas Utilities 648 — — 648
Ground Transportation 1,954 — — 1,954
Health Care
Equipment &
Supplies 2,862 — — 2,862
Health Care Providers
& Services 55 — — 55
Health Care
Technology 171 — — 171
Hotels, Restaurants &
Leisure 1,567  —  —  1,567
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Common Stocks (cont’d)
Household Durables $ 2,319 $ — $ — $ 2,319
Household Products 648 — — 648
Independent Power
and Renewable
Electricity Producers 172 — — 172
Industrial
Conglomerates 2,433 — — 2,433
Industrial REITs 434 — — 434
Insurance 12,305 — — 12,305
Interactive Media &
Services 926 — — 926
IT Services 2,775 — — 2,775
Leisure Products 133 — — 133
Life Sciences Tools &
Services 896 — — 896
Machinery 5,655 — — 5,655
Marine Transportation 540 — — 540
Media 550 — — 550
Metals & Mining 4,733 — — 4,733
Multi-Utilities 1,729 — — 1,729
Office REITs 46 — — 46
Oil, Gas &
Consumable Fuels 1,886 — — 1,886
Paper & Forest
Products 385 — — 385
Passenger Airlines 571 — — 571
Personal Care
Products 2,417 — — 2,417
Pharmaceuticals 11,721 — — 11,721
Professional Services 3,536 — — 3,536
Real Estate
Management &
Development 1,898 118 — 2,016
Residential REITs 44 — — 44
Retail REITs 408 — — 408
Semiconductors &
Semiconductor
Equipment 16,367 — — 16,367
Software 5,344 — — 5,344
Specialty Retail 1,364 — — 1,364
Technology Hardware,
Storage &
Peripherals 3,242 — — 3,242
Textiles, Apparel &
Luxury Goods 3,534 — — 3,534
Trading Companies &
Distributors 2,008 — — 2,008
Transportation
Infrastructure 752 — — 752
Water Utilities 225  —  —  225

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
Following is a reconciliation of investments in which
significant unobservable inputs (Level 3) were used in
determining fair value:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Common Stocks (cont’d)
Wireless
Telecommunication
Services $ 2,143 $ — $ — $ 2,143
Total Common Stocks
187,014  118 — 187,132
Preferred Stocks
Chemicals 48 — — 48
Warrants
Software — — —
(1)
—
Short-Term Investments
Investment Company  2,526   —   —   2,526
Total Assets $189,588  $118  $—  $189,706
(1) Includes a security valued at zero.
Warrants
(000)
Beginning Balance
$ —
Purchases —
Sales —
Transfers in —
(1)
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation)
from Investments still held as of June 30, 2025 $ —
(1) Includes a security valued at zero.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert Ultra-Short Investment Grade ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 32,510 $ — $ 32,510
Commercial
Mortgage-
Backed
Securities — 21,425 — 21,425
Corporate Bonds — 83,547 — 83,547
U.S. Government
and Agency
Securities — 27,555 — 27,555
 —   —   —   —
Total Fixed
Income
Securities — 165,037 — 165,037
Short-Term Investments
Investment
Company 3,906 — — 3,906
Commercial
Paper — 6,881 — 6,881
Total Short-Term
Investments 3,906 6,881 — 10,787
Total Assets $3,906 $171,918 $— $175,824

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Core Responsible Index ETF
Assets:
Common Stocks
$492,693
(1)
$—  $—  $492,693
Short-Term Investments
Investment Company  1,287   —   —   1,287
Total Assets $493,980  $—  $—  $493,980
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Assets:
Common Stocks
$26,104
(1)
$—  $—  $26,104
Short-Term Investment
Investment Company  54   —   —   54
Total Assets $26,158  $—  $—  $26,158
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Mid-Cap Core Responsible Index ETF
Assets:
Common Stocks
$72,641
(1)
$—  $—  $72,641
Short-Term Investments
Investment Company  247   —   —   247
Total Assets $72,888  $—  $—  $72,888
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Select Equity ETF
Assets:
Common Stocks
$13,480
(1)
$—  $—  $13,480
Short-Term Investments
Investment Company  29   —   —   29
Total Assets $13,509  $—  $—  $13,509
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Floating-Rate ETF
Assets:
Common Stocks
$ — $ 641 $ — $ 641
 —   —   —   —
Fixed Income Securities
Asset-Backed
Securities — 121,767 — 121,767
Corporate Bonds — 58,375 — 58,375
Variable Rate
Senior Loan
Interests (Less
Unfunded
Loan
Commitments) — 1,146,566 — 1,146,566
 —   —   —   —
Total Fixed
Income
Securities — 1,326,708 — 1,326,708
Short-Term Investments
Investment
Company 74,442 — — 74,442
Total Assets $74,442 $1,327,349 $— $1,401,791

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance High Income Municipal ETF
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 36,694 $ — $ 36,694
 —   —   —   —
Short-Term Investments
Municipal Bonds — 2,500 — 2,500
Total Assets $— $39,194 $— $39,194

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance High Yield ETF
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,192 $ — $ 20,192
 —   —   —   —
Short-Term Investments
Investment
Company 1,212 — — 1,212
Total Assets $1,212 $20,192 $— $21,404

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Intermediate Municipal Income ETF
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 1,018 $ — $ 1,018
Municipal Bonds — 90,018 — 90,018
 —   —   —   —
Total Fixed
Income
Securities — 91,036 — 91,036
Short-Term Investments
Municipal Bonds — 3,200 — 3,200
Total Assets $— $94,236 $— $94,236

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 90,777 $ — $ 90,777
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series — 21,130 — 21,130
Commercial
Mortgage-
Backed
Securities — 51,672 — 51,672
Corporate Bonds — 217,983 — 217,983
Sovereign — 2,376 — 2,376
U.S. Government
and Agency
Securities — 56,409 — 56,409
 —   —   —   —
Total Fixed
Income
Securities — 440,347 — 440,347
Investment
Companies
9,609 — — 9,609
Short-Term Investments
Investment
Company 38,883 — — 38,883
U.S. Government
and Agency
Security — 1,524 — 1,524
Total Short-Term
Investments 38,883 1,524 — 40,407
Futures
Contracts
568 — — 568
Total Assets $49,060 $441,871 $— $490,931
Liabilities:
Futures
Contracts
(491) — — (491)
Total $48,569 $441,871 $— $490,440

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Municipal Income ETF
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 2,544 $ — $ 2,544
Municipal Bonds — 298,531 — 298,531
 —   —   —   —
Total Fixed
Income
Securities — 301,075 — 301,075
Short-Term Investments
Investment
Company 2,147 — — 2,147
Municipal Bonds — 35,920 — 35,920
Total Short-Term
Investments 2,147 35,920 — 38,067
Total Assets $2,147 $336,995 $— $339,142

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Total Return Bond ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 271,651 $ — $ 271,651
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series — 569,821 — 569,821
Commercial
Mortgage-
Backed
Securities — 181,461 — 181,461
Corporate Bonds — 583,911 — 583,911
Sovereign — 10,708 — 10,708
Supranational — 1,134 — 1,134
U.S. Government
and Agency
Securities — 650,882 — 650,882
 —   —   —   —
Total Fixed
Income
Securities — 2,269,568 — 2,269,568
Investment
Companies
13,882 — — 13,882
Short-Term Investments
Investment
Company 315,614 — — 315,614
U.S. Government
and Agency
Security — 9,277 — 9,277
Total Short-Term
Investments 315,614 9,277 — 324,891
Foreign Currency
Forward
Exchange
Contracts
— 433 — 433
Futures
Contracts
4,015 — — 4,015
Total Assets $333,511 $2,279,278 $— $2,612,789
Liabilities:
Foreign Currency
Forward
Exchange
Contracts
— (222) — (222)
Futures
Contracts
(55) — — (55)
Total $333,456 $2,279,056 $— $2,612,512

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Ultra-Short Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 39,079 $ — $ 39,079
Commercial
Mortgage-
Backed
Securities — 17,179 — 17,179
Corporate Bonds — 119,936 — 119,936
Sovereign — 546 — 546
U.S. Government
and Agency
Securities — 26,587 — 26,587
 —   —   —   —
Total Fixed
Income
Securities — 203,327 — 203,327
Investment
Company
748 — — 748
Short-Term Investments
Investment
Company 5,274 — — 5,274
Commercial
Paper — 9,038 — 9,038
Total Short-Term
Investments 5,274 9,038 — 14,312
Total Assets $6,022 $212,365 $— $218,387
Liabilities:
Futures
Contracts
(10) — — (10)
Total $6,012 $212,365 $— $218,377

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Plus ETF
Assets:
Common Stocks
$21,207
(1)
$—  $—  $21,207
Purchased Options
10  281 — 291
Short-Term Investment
Investment
Company  751   —   —   751
Total Assets $21,968  $281  $—  $22,249
Liabilities:
Written Options
 (155)  (89)  —   (244)
Total Liabilities $(155) $(89) $—  $(244)
Total $21,813  $192  $—  $22,005
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Premium Income ETF
Assets:
Common Stocks
$219,852
(1)
$—  $—  $219,852
Short-Term Investments
Investment
Company  2,634   —   —   2,634
Total Assets $222,486  $—  $—  $222,486
Liabilities:
Written Options
 —   (2,214)  —   (2,214)
Total Liabilities $—  $(2,214) $—  $(2,214)
Total $222,486  $(2,214) $—  $220,272
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Third Quarter Report — June 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025:
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Hedged Equity ETF
Assets:
Common Stocks
$102,754
(1)
$—  $—  $102,754
Purchased Options
1,437  — — 1,437
Short-Term Investments
Investment
Company  1,712   —   —   1,712
Total Assets $105,903  $—  $—  $105,903
Liabilities:
Written Options
 (3,374)  —   —   (3,374)
Total Liabilities $(3,374) $—  $—  $(3,374)
Total $102,529  $—  $—  $102,529
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.